UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07175

Name of Registrant:	Vanguard Tax-Managed Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Tonya T. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2024—December 31, 2024

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Developed Markets Index Fund Investor Shares - VDVIX

Developed Markets Index Fund FTSE Developed Markets ETF Shares - VEA

Developed Markets Index Fund Admiral™ Shares - VTMGX

Developed Markets Index Fund Institutional Shares - VTMNX

Developed Markets Index Fund Institutional Plus Shares - VDIPX

Vanguard Developed Markets Index Fund

Investor Shares (VDVIX)

Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Vanguard Developed Markets Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$16	0.16%

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2024, the Fund performed roughly in line with its benchmark.

  Overall, the global economy continued to expand, and consumer price inflation trended lower. That supportive backdrop set the stage for some Western central banks to begin cutting short-term interest rates this past summer. Volatility picked up toward year-end, but global stocks posted strong gains for 2024, with U.S. stocks faring even better.

  Financial stocks, which made up more than one-fifth of the benchmark at the end of the period, led the way. Industrials, technology, and consumer discretionary stocks also contributed. The biggest detractors were basic materials, telecommunications, and consumer staples.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2014, Through December 31, 2024

Initial Investment of $10,000

	Investor Shares	Spliced Developed ex US Index	FTSE Global All Cap ex US Index
2014	$10,000	$10,000	$10,000
2015	$10,553	$10,508	$10,368
2015	$10,661	$10,583	$10,483
2015	$9,600	$9,506	$9,238
2015	$9,971	$9,972	$9,571
2016	$9,772	$9,751	$9,543
2016	$9,738	$9,644	$9,494
2016	$10,361	$10,289	$10,152
2016	$10,206	$10,200	$10,023
2017	$10,998	$10,944	$10,815
2017	$11,695	$11,618	$11,432
2017	$12,347	$12,277	$12,120
2017	$12,892	$12,884	$12,770
2018	$12,739	$12,654	$12,624
2018	$12,532	$12,517	$12,299
2018	$12,669	$12,650	$12,361
2018	$11,014	$10,978	$10,904
2019	$12,133	$12,093	$12,017
2019	$12,530	$12,497	$12,360
2019	$12,403	$12,364	$12,156
2019	$13,433	$13,430	$13,281
2020	$10,199	$10,232	$10,093
2020	$11,981	$11,909	$11,813
2020	$12,650	$12,618	$12,605
2020	$14,791	$14,773	$14,775
2021	$15,386	$15,373	$15,338
2021	$16,255	$16,247	$16,208
2021	$15,994	$16,074	$15,802
2021	$16,470	$16,484	$16,081
2022	$15,470	$15,615	$15,228
2022	$13,293	$13,237	$13,084
2022	$11,895	$11,968	$11,820
2022	$13,935	$13,916	$13,491
2023	$15,011	$14,976	$14,358
2023	$15,469	$15,425	$14,721
2023	$14,743	$14,812	$14,231
2023	$16,388	$16,416	$15,622
2024	$17,225	$17,255	$16,300
2024	$17,103	$17,126	$16,441
2024	$18,376	$18,421	$17,820
2024	$16,873	$16,967	$16,485

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	2.96%	4.67%	5.37%
Spliced Developed ex US Index	3.36%	4.79%	5.43%
FTSE Global All Cap ex US Index	5.52%	4.42%	5.13%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of December 31, 2024)

Asia	29.3%
Europe	52.5%
North America	10.5%
Oceania	7.0%
Other Assets and Liabilities—Net	0.7%

Fund Statistics

(as of December 31, 2024)

Fund Net Assets (in millions)	$191,380
Number of Portfolio Holdings	3,944
Portfolio Turnover Rate	3%
Total Investment Advisory Fees (in thousands)	$10,570

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR1397

Vanguard Developed Markets Index Fund

FTSE Developed Markets ETF Shares (VEA) NYSE Arca

Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Vanguard Developed Markets Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FTSE Developed Markets ETF Shares	$5	0.05%

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2024, the Fund performed roughly in line with its benchmark.

  Overall, the global economy continued to expand, and consumer price inflation trended lower. That supportive backdrop set the stage for some Western central banks to begin cutting short-term interest rates this past summer. Volatility picked up toward year-end, but global stocks posted strong gains for 2024, with U.S. stocks faring even better.

  Financial stocks, which made up more than one-fifth of the benchmark at the end of the period, led the way. Industrials, technology, and consumer discretionary stocks also contributed. The biggest detractors were basic materials, telecommunications, and consumer staples.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2014, Through December 31, 2024

Initial Investment of $10,000

	FTSE Developed Markets ETF Shares Net Asset Value	Spliced Developed ex US Index	FTSE Global All Cap ex US Index
2014	$10,000	$10,000	$10,000
2015	$10,554	$10,508	$10,368
2015	$10,662	$10,583	$10,483
2015	$9,603	$9,506	$9,238
2015	$9,979	$9,972	$9,571
2016	$9,780	$9,751	$9,543
2016	$9,756	$9,644	$9,494
2016	$10,378	$10,289	$10,152
2016	$10,229	$10,200	$10,023
2017	$11,027	$10,944	$10,815
2017	$11,732	$11,618	$11,432
2017	$12,383	$12,277	$12,120
2017	$12,933	$12,884	$12,770
2018	$12,787	$12,654	$12,624
2018	$12,585	$12,517	$12,299
2018	$12,722	$12,650	$12,361
2018	$11,061	$10,978	$10,904
2019	$12,187	$12,093	$12,017
2019	$12,589	$12,497	$12,360
2019	$12,463	$12,364	$12,156
2019	$13,503	$13,430	$13,281
2020	$10,262	$10,232	$10,093
2020	$12,052	$11,909	$11,813
2020	$12,735	$12,618	$12,605
2020	$14,893	$14,773	$14,775
2021	$15,490	$15,373	$15,338
2021	$16,372	$16,247	$16,208
2021	$16,123	$16,074	$15,802
2021	$16,605	$16,484	$16,081
2022	$15,602	$15,615	$15,228
2022	$13,406	$13,237	$13,084
2022	$12,003	$11,968	$11,820
2022	$14,056	$13,916	$13,491
2023	$15,149	$14,976	$14,358
2023	$15,622	$15,425	$14,721
2023	$14,891	$14,812	$14,231
2023	$16,554	$16,416	$15,622
2024	$17,407	$17,255	$16,300
2024	$17,283	$17,126	$16,441
2024	$18,573	$18,421	$17,820
2024	$17,062	$16,967	$16,485

Average Annual Total Returns

	1 Year	5 Years	10 Years
FTSE Developed Markets ETF Shares Net Asset Value	3.07%	4.79%	5.49%
FTSE Developed Markets ETF Shares Market Price	3.10%	4.77%	5.49%
Spliced Developed ex US Index	3.36%	4.79%	5.43%
FTSE Global All Cap ex US Index	5.52%	4.42%	5.13%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of December 31, 2024)

Asia	29.3%
Europe	52.5%
North America	10.5%
Oceania	7.0%
Other Assets and Liabilities—Net	0.7%

Fund Statistics

(as of December 31, 2024)

Fund Net Assets (in millions)	$191,380
Number of Portfolio Holdings	3,944
Portfolio Turnover Rate	3%
Total Investment Advisory Fees (in thousands)	$10,570

How has the Fund changed?

Subsequent to the Fund's fiscal year end, the expense ratio for the ETF Share class was reduced.

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR936

Vanguard Developed Markets Index Fund

Admiral™ Shares (VTMGX)

Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Vanguard Developed Markets Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$7	0.07%

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2024, the Fund performed roughly in line with its benchmark.

  Overall, the global economy continued to expand, and consumer price inflation trended lower. That supportive backdrop set the stage for some Western central banks to begin cutting short-term interest rates this past summer. Volatility picked up toward year-end, but global stocks posted strong gains for 2024, with U.S. stocks faring even better.

  Financial stocks, which made up more than one-fifth of the benchmark at the end of the period, led the way. Industrials, technology, and consumer discretionary stocks also contributed. The biggest detractors were basic materials, telecommunications, and consumer staples.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2014, Through December 31, 2024

Initial Investment of $10,000

	Admiral Shares	Spliced Developed ex US Index	FTSE Global All Cap ex US Index
2014	$10,000	$10,000	$10,000
2015	$10,556	$10,508	$10,368
2015	$10,663	$10,583	$10,483
2015	$9,603	$9,506	$9,238
2015	$9,982	$9,972	$9,571
2016	$9,780	$9,751	$9,543
2016	$9,751	$9,644	$9,494
2016	$10,376	$10,289	$10,152
2016	$10,227	$10,200	$10,023
2017	$11,026	$10,944	$10,815
2017	$11,731	$11,618	$11,432
2017	$12,375	$12,277	$12,120
2017	$12,926	$12,884	$12,770
2018	$12,785	$12,654	$12,624
2018	$12,581	$12,517	$12,299
2018	$12,719	$12,650	$12,361
2018	$11,057	$10,978	$10,904
2019	$12,181	$12,093	$12,017
2019	$12,579	$12,497	$12,360
2019	$12,455	$12,364	$12,156
2019	$13,496	$13,430	$13,281
2020	$10,248	$10,232	$10,093
2020	$12,043	$11,909	$11,813
2020	$12,726	$12,618	$12,605
2020	$14,880	$14,773	$14,775
2021	$15,470	$15,373	$15,338
2021	$16,356	$16,247	$16,208
2021	$16,100	$16,074	$15,802
2021	$16,581	$16,484	$16,081
2022	$15,578	$15,615	$15,228
2022	$13,387	$13,237	$13,084
2022	$11,990	$11,968	$11,820
2022	$14,041	$13,916	$13,491
2023	$15,125	$14,976	$14,358
2023	$15,600	$15,425	$14,721
2023	$14,869	$14,812	$14,231
2023	$16,522	$16,416	$15,622
2024	$17,373	$17,255	$16,300
2024	$17,252	$17,126	$16,441
2024	$18,533	$18,421	$17,820
2024	$17,025	$16,967	$16,485

Average Annual Total Returns

	1 Year	5 Years	10 Years
Admiral Shares	3.04%	4.76%	5.47%
Spliced Developed ex US Index	3.36%	4.79%	5.43%
FTSE Global All Cap ex US Index	5.52%	4.42%	5.13%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of December 31, 2024)

Asia	29.3%
Europe	52.5%
North America	10.5%
Oceania	7.0%
Other Assets and Liabilities—Net	0.7%

Fund Statistics

(as of December 31, 2024)

Fund Net Assets (in millions)	$191,380
Number of Portfolio Holdings	3,944
Portfolio Turnover Rate	3%
Total Investment Advisory Fees (in thousands)	$10,570

How has the Fund changed?

Subsequent to the Fund's fiscal year end, the expense ratio for the Admiral Share class was reduced.

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR127

Vanguard Developed Markets Index Fund

Institutional Shares (VTMNX)

Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Vanguard Developed Markets Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$5	0.05%

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2024, the Fund performed roughly in line with its benchmark.

  Overall, the global economy continued to expand, and consumer price inflation trended lower. That supportive backdrop set the stage for some Western central banks to begin cutting short-term interest rates this past summer. Volatility picked up toward year-end, but global stocks posted strong gains for 2024, with U.S. stocks faring even better.

  Financial stocks, which made up more than one-fifth of the benchmark at the end of the period, led the way. Industrials, technology, and consumer discretionary stocks also contributed. The biggest detractors were basic materials, telecommunications, and consumer staples.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2014, Through December 31, 2024

Initial Investment of $5,000,000

	Institutional Shares	Spliced Developed ex US Index	FTSE Global All Cap ex US Index
2014	$5,000,000	$5,000,000	$5,000,000
2015	$5,277,727	$5,254,100	$5,183,841
2015	$5,331,673	$5,291,654	$5,241,597
2015	$4,802,034	$4,753,090	$4,618,806
2015	$4,991,665	$4,986,056	$4,785,618
2016	$4,891,337	$4,875,276	$4,771,658
2016	$4,881,148	$4,821,994	$4,747,019
2016	$5,188,878	$5,144,382	$5,076,063
2016	$5,114,267	$5,100,008	$5,011,437
2017	$5,513,933	$5,472,243	$5,407,354
2017	$5,865,910	$5,809,112	$5,715,974
2017	$6,192,138	$6,138,641	$6,060,198
2017	$6,467,725	$6,441,779	$6,385,032
2018	$6,397,599	$6,326,980	$6,312,013
2018	$6,296,056	$6,258,650	$6,149,374
2018	$6,364,814	$6,324,852	$6,180,585
2018	$5,530,685	$5,488,858	$5,451,947
2019	$6,097,331	$6,046,526	$6,008,565
2019	$6,296,563	$6,248,619	$6,179,980
2019	$6,234,738	$6,182,006	$6,077,861
2019	$6,755,435	$6,715,123	$6,640,728
2020	$5,132,307	$5,115,772	$5,046,463
2020	$6,030,196	$5,954,568	$5,906,642
2020	$6,367,163	$6,309,188	$6,302,394
2020	$7,449,341	$7,386,568	$7,387,286
2021	$7,749,235	$7,686,479	$7,669,139
2021	$8,187,898	$8,123,558	$8,103,962
2021	$8,060,473	$8,037,168	$7,900,997
2021	$8,301,469	$8,241,803	$8,040,248
2022	$7,800,412	$7,807,727	$7,613,959
2022	$6,705,278	$6,618,335	$6,542,209
2022	$6,001,657	$5,983,816	$5,910,059
2022	$7,027,768	$6,957,938	$6,745,633
2023	$7,575,464	$7,487,992	$7,178,896
2023	$7,813,808	$7,712,550	$7,360,582
2023	$7,448,661	$7,406,154	$7,115,562
2023	$8,281,448	$8,207,978	$7,811,055
2024	$8,707,378	$8,627,483	$8,150,233
2024	$8,642,090	$8,562,829	$8,220,405
2024	$9,289,036	$9,210,340	$8,910,036
2024	$8,529,766	$8,483,477	$8,242,612

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Shares	3.00%	4.77%	5.49%
Spliced Developed ex US Index	3.36%	4.79%	5.43%
FTSE Global All Cap ex US Index	5.52%	4.42%	5.13%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of December 31, 2024)

Asia	29.3%
Europe	52.5%
North America	10.5%
Oceania	7.0%
Other Assets and Liabilities—Net	0.7%

Fund Statistics

(as of December 31, 2024)

Fund Net Assets (in millions)	$191,380
Number of Portfolio Holdings	3,944
Portfolio Turnover Rate	3%
Total Investment Advisory Fees (in thousands)	$10,570

How has the Fund changed?

Subsequent to the Fund's fiscal year end, the expense ratio for the Institutional Share class was reduced.

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR137

Vanguard Developed Markets Index Fund

Institutional Plus Shares (VDIPX)

Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Vanguard Developed Markets Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$4	0.04%

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2024, the Fund performed roughly in line with its benchmark.

  Overall, the global economy continued to expand, and consumer price inflation trended lower. That supportive backdrop set the stage for some Western central banks to begin cutting short-term interest rates this past summer. Volatility picked up toward year-end, but global stocks posted strong gains for 2024, with U.S. stocks faring even better.

  Financial stocks, which made up more than one-fifth of the benchmark at the end of the period, led the way. Industrials, technology, and consumer discretionary stocks also contributed. The biggest detractors were basic materials, telecommunications, and consumer staples.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2014, Through December 31, 2024

Initial Investment of $100,000,000

	Institutional Plus Shares	Spliced Developed ex US Index	FTSE Global All Cap ex US Index
2014	$100,000,000	$100,000,000	$100,000,000
2015	$105,510,307	$105,082,009	$103,676,827
2015	$106,627,768	$105,833,076	$104,831,949
2015	$96,006,220	$95,061,799	$92,376,127
2015	$99,786,401	$99,721,117	$95,712,357
2016	$97,845,725	$97,505,510	$95,433,159
2016	$97,550,407	$96,439,886	$94,940,389
2016	$103,811,948	$102,887,643	$101,521,264
2016	$102,278,688	$102,000,166	$100,228,746
2017	$110,281,660	$109,444,867	$108,147,088
2017	$117,352,782	$116,182,242	$114,319,478
2017	$123,862,327	$122,772,824	$121,203,954
2017	$129,375,881	$128,835,571	$127,700,647
2018	$127,909,124	$126,539,604	$126,240,259
2018	$125,911,624	$125,172,993	$122,987,472
2018	$127,310,438	$126,497,046	$123,611,693
2018	$110,677,246	$109,777,158	$109,038,933
2019	$121,960,941	$120,930,520	$120,171,298
2019	$125,962,521	$124,972,383	$123,599,601
2019	$124,692,861	$123,640,118	$121,557,221
2019	$135,107,766	$134,302,454	$132,814,553
2020	$102,661,028	$102,315,438	$100,929,256
2020	$120,568,420	$119,091,350	$118,132,835
2020	$127,406,263	$126,183,753	$126,047,871
2020	$148,979,297	$147,731,355	$147,745,712
2021	$154,956,891	$153,729,582	$153,382,776
2021	$163,812,844	$162,471,151	$162,079,243
2021	$161,268,229	$160,743,358	$158,019,942
2021	$166,099,162	$164,836,058	$160,804,961
2022	$156,107,246	$156,154,548	$152,279,174
2022	$134,119,905	$132,366,704	$130,844,184
2022	$120,137,227	$119,676,329	$118,201,175
2022	$140,632,604	$139,158,752	$134,912,651
2023	$151,575,298	$149,759,840	$143,577,920
2023	$156,347,012	$154,251,010	$147,211,642
2023	$149,008,636	$148,123,089	$142,311,247
2023	$165,667,616	$164,159,557	$156,221,103
2024	$174,166,049	$172,549,653	$163,004,668
2024	$172,945,752	$171,256,580	$164,408,101
2024	$185,884,295	$184,206,798	$178,200,727
2024	$170,778,838	$169,669,535	$164,852,249

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Plus Shares	3.09%	4.80%	5.50%
Spliced Developed ex US Index	3.36%	4.79%	5.43%
FTSE Global All Cap ex US Index	5.52%	4.42%	5.13%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of December 31, 2024)

Asia	29.3%
Europe	52.5%
North America	10.5%
Oceania	7.0%
Other Assets and Liabilities—Net	0.7%

Fund Statistics

(as of December 31, 2024)

Fund Net Assets (in millions)	$191,380
Number of Portfolio Holdings	3,944
Portfolio Turnover Rate	3%
Total Investment Advisory Fees (in thousands)	$10,570

How has the Fund changed?

Subsequent to the Fund's fiscal year end, the expense ratio for the Institutional Plus Share class was reduced.

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR1457

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit and Risk Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: Mark Loughridge, Sarah Bloom Raskin, Peter F. Volanakis, and Tara Bunch.

Item 4: Principal Accountant Fees and Services.

Includes fees billed in connection with services to the Registrant only.

	Fiscal Year Ended December 31, 2024	Fiscal Year Ended December 31, 2023
(a) Audit Fees.	$163,000	$153,000
(b) Audit-Related Fees.	0	0
(c) Tax Fees.	0	0
(d) All Other Fees.	0	0
Total.	$163,000	$153,000

(e)	(1) Pre-Approval Policies. The audit committee is responsible for pre-approving all audit and non-audit services provided by PwC to: (i) the Vanguard funds; and (ii) Vanguard, or any entity controlled by Vanguard that provides ongoing services to the Vanguard funds. All services provided to Vanguard entities by the independent auditor, whether or not they are subject to preapproval, must be disclosed to the audit committee. The audit committee chair may preapprove any permissible audit and non-audit services as long as any preapproval is brought to the attention of the full audit committee at the next scheduled meeting.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)	Aggregate Non-Audit Fees.

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

	Fiscal Year Ended December 31, 2024	Fiscal Year Ended December 31, 2023
Non-audit fees to the Registrant only, listed as (b) through (d) above.	$0	$0

Non-audit Fees to other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.
Audit-Related Fees.	$3,802,420	$3,295,934
Tax Fees.	$2,062,604	$1,678,928
All Other Fees.	$293,000	$25,000
Total.	$6,158,024	$4,999,862

(h)	For the most recent fiscal year, the Audit and Risk Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Mark Loughridge, Sarah Bloom Raskin, Peter F. Volanakis, and Tara Bunch.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the year ended December 31, 2024
Vanguard Developed Markets Index Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	75
Tax information	76

Developed Markets Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.9%)
Australia (6.7%)
	Commonwealth Bank of Australia	14,504,996	1,372,479
	BHP Group Ltd.	43,632,332	1,064,400
	CSL Ltd.	4,178,184	728,887
	National Australia Bank Ltd.	26,877,971	615,837
	Westpac Banking Corp.	30,053,789	599,903
	ANZ Group Holdings Ltd.	26,044,571	458,900
	Wesfarmers Ltd.	9,805,026	433,162
	Macquarie Group Ltd.	3,033,474	414,867
	Goodman Group	16,141,378	354,819
	Woodside Energy Group Ltd.	16,374,781	253,562
	Rio Tinto Ltd.	3,215,672	233,178
	Aristocrat Leisure Ltd.	5,496,343	232,113
	Transurban Group	26,761,884	221,187
	Woolworths Group Ltd.	10,579,103	199,423
	Fortescue Ltd.	13,763,298	154,982
	QBE Insurance Group Ltd.	12,999,540	154,381
	Brambles Ltd.	12,066,353	143,507
*	Xero Ltd.	1,305,995	135,906
	Coles Group Ltd.	11,277,124	131,644
	Suncorp Group Ltd.	11,018,424	129,453
	WiseTech Global Ltd.	1,653,386	123,430
	Santos Ltd.	28,141,622	116,532
*	James Hardie Industries plc GDR	3,752,199	115,646
	Amcor plc GDR	12,434,021	115,077
	Insurance Australia Group Ltd.	20,681,071	108,167
	Computershare Ltd. (XASX)	4,996,363	104,956
	Origin Energy Ltd.	14,883,545	100,257
	Cochlear Ltd.	553,081	99,045
	Scentre Group	44,905,035	95,057
	Northern Star Resources Ltd.	9,723,497	92,385
	Telstra Group Ltd.	35,040,810	86,842
	South32 Ltd.	39,202,722	82,231
	CAR Group Ltd.	3,182,565	70,824
	Sonic Healthcare Ltd.	4,146,197	69,154
	Pro Medicus Ltd.	440,515	68,047
	ASX Ltd.	1,679,953	67,556
	REA Group Ltd.	436,572	62,807
	Stockland	20,645,802	61,236
	Lottery Corp. Ltd.	19,248,965	58,711
	Medibank Pvt Ltd.	23,835,706	55,868
	JB Hi-Fi Ltd.	946,193	54,133
*	NEXTDC Ltd.	5,541,816	51,555
	Treasury Wine Estates Ltd.	7,032,766	49,262
	SGH Ltd.	1,712,214	48,708
	Evolution Mining Ltd.	16,184,439	47,837
	APA Group	11,109,966	47,830
	Technology One Ltd.	2,421,051	46,766
	Washington H Soul Pattinson & Co. Ltd.	2,147,537	45,395
	GPT Group	16,557,427	44,604
	BlueScope Steel Ltd.	3,832,455	44,315
	Orica Ltd.	4,208,139	43,140
	SEEK Ltd.	3,052,903	42,485
	Vicinity Ltd.	32,623,516	42,281
	Bendigo & Adelaide Bank Ltd.	4,904,106	39,686
	Mirvac Group	34,069,683	39,402
	ALS Ltd.	4,163,425	38,754
	Dexus	9,316,962	38,270
*	Telix Pharmaceuticals Ltd.	2,472,859	37,578
	Qube Holdings Ltd.	15,186,924	37,218
*	Qantas Airways Ltd.	6,600,203	36,538

Developed Markets Index Fund
		Shares	Market Value• ($000)
	AGL Energy Ltd.	5,170,556	36,055
	Charter Hall Group	4,074,189	36,001
	Ampol Ltd.	2,060,285	35,947
	Worley Ltd.	4,122,819	34,861
	Steadfast Group Ltd.	9,533,738	34,179
*	Pilbara Minerals Ltd.	24,985,724	33,725
	Endeavour Group Ltd.	12,539,312	32,530
	Ramsay Health Care Ltd.	1,524,056	32,522
*	Lynas Rare Earths Ltd.	8,060,987	31,788
	Cleanaway Waste Management Ltd.	19,358,708	31,678
	Mineral Resources Ltd.	1,496,764	31,589
	Aurizon Holdings Ltd.	15,296,557	30,716
	Atlas Arteria Ltd.	9,778,859	28,689
	Breville Group Ltd.	1,243,454	27,160
	Incitec Pivot Ltd.	14,909,445	26,979
	Ansell Ltd.	1,272,125	26,579
	Reece Ltd.	1,846,559	25,509
	Bank of Queensland Ltd.	5,724,845	23,704
	Whitehaven Coal Ltd.	6,054,262	23,177
	Lendlease Corp. Ltd.	5,953,434	22,881
	Sigma Healthcare Ltd.	13,893,933	22,462
*	Sandfire Resources Ltd.	3,913,187	22,354
	AMP Ltd.	22,093,207	21,636
	Reliance Worldwide Corp. Ltd.	6,840,352	21,189
*,1	Life360 Inc. GDR	1,522,237	21,174
	HUB24 Ltd.	488,844	20,977
*	Zip Co. Ltd.	10,728,109	19,505
*	De Grey Mining Ltd.	17,304,990	18,816
	Downer EDI Ltd.	5,799,005	18,801
	Perseus Mining Ltd.	11,850,821	18,770
[2]	IDP Education Ltd.	2,397,195	18,671
	AUB Group Ltd.	944,287	18,217
	Flight Centre Travel Group Ltd.	1,764,873	18,194
	Metcash Ltd.	9,420,945	18,041
	Orora Ltd.	11,631,076	17,643
*,2	Mesoblast Ltd.	9,189,996	17,580
	National Storage REIT	11,812,978	17,057
	ARB Corp. Ltd.	662,894	16,616
	Challenger Ltd.	4,469,139	16,590
[1]	Viva Energy Group Ltd.	9,716,873	15,817
	IGO Ltd.	5,353,339	15,739
	Ventia Services Group Pty Ltd.	6,889,178	15,305
	HMC Capital Ltd.	2,497,222	15,165
	Harvey Norman Holdings Ltd.	5,130,897	14,794
*	Genesis Minerals Ltd.	9,447,415	14,359
	nib holdings Ltd.	4,228,729	14,330
	Champion Iron Ltd.	3,977,864	14,121
	Premier Investments Ltd.	706,623	14,024
	New Hope Corp. Ltd.	4,390,336	13,472
	Super Retail Group Ltd.	1,417,708	13,279
	Westgold Resources Ltd.	7,605,056	13,247
	Beach Energy Ltd.	15,256,401	13,208
	Charter Hall Long Wale REIT	5,716,838	13,187
	Region RE Ltd.	10,200,204	13,030
	Netwealth Group Ltd.	724,448	12,853
	Insignia Financial Ltd.	5,763,137	12,643
	Ramelius Resources Ltd.	9,851,770	12,565
	Perpetual Ltd.	975,671	11,994
	Gold Road Resources Ltd.	9,446,729	11,922
	Pinnacle Investment Management Group Ltd.	844,691	11,900
*	Paladin Energy Ltd.	2,528,109	11,769
	Iluka Resources Ltd.	3,680,719	11,460
	Eagers Automotive Ltd.	1,562,939	11,422
	Yancoal Australia Ltd.	2,823,910	11,342
*	Vault Minerals Ltd.	55,493,623	11,277
	HomeCo Daily Needs REIT	15,064,374	10,651
	Magellan Financial Group Ltd.	1,548,661	10,627
	Codan Ltd.	1,053,987	10,506
*	Capricorn Metals Ltd.	2,686,746	10,387
	Domino's Pizza Enterprises Ltd.	559,778	10,185

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Sims Ltd.	1,384,378	10,138
*	Guzman y Gomez Ltd.	402,320	10,081
	BWP Trust	4,776,653	9,682
*	Emerald Resources NL	4,771,035	9,547
*	Regis Resources Ltd.	6,001,952	9,427
*	WEB Travel Group Ltd.	3,288,960	9,322
	Bega Cheese Ltd.	2,601,160	9,274
*	IRESS Ltd.	1,599,399	9,213
	Nine Entertainment Co. Holdings Ltd.	12,036,663	9,182
*	PEXA Group Ltd.	1,139,731	9,172
	Ingenia Communities Group	3,227,232	9,109
	NRW Holdings Ltd.	3,774,317	8,950
	Lovisa Holdings Ltd.	476,815	8,877
*	West African Resources Ltd.	9,985,248	8,823
	GrainCorp Ltd. Class A	1,932,977	8,769
	TPG Telecom Ltd.	3,153,205	8,750
	Waypoint REIT Ltd.	5,911,339	8,504
	Bapcor Ltd.	2,887,711	8,435
	Deterra Royalties Ltd.	3,659,157	8,401
	Charter Hall Retail REIT	4,249,514	8,267
	Brickworks Ltd.	520,409	8,249
	Arena REIT	3,401,927	8,170
	Centuria Industrial REIT	4,640,281	8,077
	Corporate Travel Management Ltd.	968,717	7,927
	Amotiv Ltd.	1,198,368	7,848
*	Temple & Webster Group Ltd.	957,399	7,736
*	Nuix Ltd.	1,977,277	7,716
	Centuria Capital Group	6,973,753	7,620
*	Bellevue Gold Ltd.	10,815,316	7,481
*	Spartan Resources Ltd.	8,528,496	7,412
*	Neuren Pharmaceuticals Ltd.	942,644	7,274
	Nickel Industries Ltd.	14,273,579	7,263
*	Macquarie Technology Group Ltd.	132,891	7,249
	Nufarm Ltd.	3,263,700	7,143
	Elders Ltd.	1,611,866	7,129
	Monadelphous Group Ltd.	813,733	7,038
	GQG Partners Inc. GDR	5,465,694	6,993
	Helia Group Ltd.	2,511,491	6,936
	Tabcorp Holdings Ltd.	19,869,508	6,926
*	SiteMinder Ltd.	1,854,553	6,925
	Perenti Ltd.	7,917,351	6,829
	IPH Ltd.	2,128,091	6,612
*	PolyNovo Ltd.	5,252,050	6,590
	Nick Scali Ltd.	706,157	6,554
	EVT Ltd.	908,248	6,381
	Inghams Group Ltd.	3,241,894	6,374
	Imdex Ltd.	4,407,546	6,318
*	Tuas Ltd.	1,579,640	6,207
*	Clarity Pharmaceuticals Ltd.	2,377,228	6,127
*	Megaport Ltd.	1,290,679	5,860
*	Superloop Ltd.	4,309,641	5,828
*	Deep Yellow Ltd.	8,161,722	5,647
	G8 Education Ltd.	6,960,700	5,622
	Karoon Energy Ltd.	6,365,425	5,498
*	Austal Ltd.	2,809,967	5,383
	Myer Holdings Ltd.	7,057,355	5,358
*	Silex Systems Ltd.	1,701,682	5,298
	Stanmore Resources Ltd.	2,841,350	5,278
*	Boss Energy Ltd.	3,519,595	5,272
*	Opthea Ltd.	10,480,176	5,243
*	Judo Capital Holdings Ltd.	4,533,006	5,094
	Lifestyle Communities Ltd.	964,367	5,088
	Data#3 Ltd.	1,255,711	4,960
*	Healius Ltd.	5,731,334	4,839
	Hansen Technologies Ltd.	1,452,881	4,808
	Credit Corp. Group Ltd.	486,419	4,796
	Charter Hall Social Infrastructure REIT	2,963,619	4,699
	McMillan Shakespeare Ltd.	506,509	4,697
	Service Stream Ltd.	4,843,565	4,675
	Aussie Broadband Ltd.	2,107,190	4,659

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Integral Diagnostics Ltd.	2,566,751	4,626
	Johns Lyng Group Ltd.	1,967,241	4,541
*	Alpha HPA Ltd.	8,253,831	4,541
*	Resolute Mining Ltd.	18,333,502	4,450
*,2	Liontown Resources Ltd.	13,609,608	4,403
*	Bravura Solutions Ltd.	3,136,488	4,346
*	Vulcan Energy Resources Ltd.	1,295,500	4,292
	Accent Group Ltd.	2,945,832	4,259
	Regis Healthcare Ltd.	1,136,328	4,212
	Collins Foods Ltd.	917,578	4,115
	Jumbo Interactive Ltd.	439,430	3,782
	Kelsian Group Ltd.	1,670,290	3,772
*	Nanosonics Ltd.	2,023,501	3,762
	SmartGroup Corp. Ltd.	741,848	3,559
*	DroneShield Ltd.	7,537,957	3,555
	Ridley Corp. Ltd.	2,102,447	3,512
	Growthpoint Properties Australia Ltd.	2,374,821	3,486
	Rural Funds Trust	3,216,645	3,449
*,2	Weebit Nano Ltd.	1,533,348	3,406
*	Fleetpartners Group Ltd.	2,034,352	3,391
	Domain Holdings Australia Ltd.	2,134,301	3,335
	Vulcan Steel Ltd.	798,830	3,329
	Australian Ethical Investment Ltd.	963,709	3,208
*,2	BrainChip Holdings Ltd.	13,278,480	3,203
	GWA Group Ltd.	2,117,795	3,172
	Abacus Storage King	4,474,787	3,113
*,2	Strike Energy Ltd.	23,983,041	3,108
*	Select Harvests Ltd.	1,142,100	2,998
	Centuria Office REIT	4,372,037	2,978
[1]	Coronado Global Resources Inc. GDR	6,271,084	2,956
	Infomedia Ltd.	3,051,960	2,909
	Dexus Industria REIT	1,808,204	2,874
	Abacus Group	4,217,921	2,866
*	Audinate Group Ltd.	617,694	2,825
*	Amplitude Energy Ltd.	21,896,783	2,773
[2]	Clinuvel Pharmaceuticals Ltd.	371,123	2,767
	oOh!media Ltd.	3,633,598	2,655
	PWR Holdings Ltd.	530,335	2,577
	Kogan.com Ltd.	670,367	2,568
*	Star Entertainment Group Ltd.	21,817,238	2,555
	MyState Ltd.	925,534	2,554
	Cromwell Property Group	10,683,343	2,505
	HealthCo REIT	3,964,054	2,496
*	Emeco Holdings Ltd.	4,362,407	2,469
	Australian Clinical Labs Ltd.	1,124,663	2,393
*,3	Leo Lithium Ltd.	7,547,085	2,359
	Dicker Data Ltd.	451,709	2,352
*	Latin Resources Ltd.	23,361,668	2,301
	Navigator Global Investments Ltd. (XASX)	2,156,261	2,292
*	Australian Agricultural Co. Ltd.	2,562,825	2,222
*	Mayne Pharma Group Ltd.	698,008	2,148
*	Omni Bridgeway Ltd.	2,325,195	2,090
*	Chalice Mining Ltd.	2,967,279	2,013
	SG Fleet Group Ltd.	925,050	1,952
	Platinum Asset Management Ltd.	4,555,787	1,942
	Hotel Property Investments Ltd.	828,462	1,921
	Praemium Ltd.	4,126,932	1,875
*	OFX Group Ltd.	2,009,346	1,761
	Cedar Woods Properties Ltd.	514,919	1,751
*	Webjet Group Ltd.	3,246,130	1,745
*	ioneer Ltd.	17,428,213	1,722
	Australian Finance Group Ltd.	1,801,460	1,684
*,2	Cettire Ltd.	1,771,029	1,651
*	Aurelia Metals Ltd.	14,557,973	1,529
*,2	Fineos Corp. Ltd. GDR	1,285,705	1,466
*	Tyro Payments Ltd.	2,866,944	1,443
*	Arafura Rare Earths Ltd.	19,958,321	1,416
[2]	Humm Group Ltd.	3,207,318	1,378
*	Carnarvon Energy Ltd.	14,751,459	1,368
*	EML Payments Ltd.	2,579,954	1,330

Developed Markets Index Fund
		Shares	Market Value• ($000)
*	Wildcat Resources Ltd.	7,779,789	1,320
*	Alkane Resources Ltd.	4,139,729	1,302
*	Imugene Ltd.	56,608,722	1,297
	Solvar Ltd.	1,401,581	1,292
	GDI Property Group Partnership	3,552,430	1,263
*,2	Syrah Resources Ltd.	9,498,214	1,203
*,3	AVZ Minerals Ltd.	18,520,485	1,146
*,2	Sayona Mining Ltd.	68,385,757	1,139
*	Coast Entertainment Holdings Ltd.	3,744,126	1,133
	Baby Bunting Group Ltd.	1,085,195	1,127
*	Mount Gibson Iron Ltd.	5,773,933	1,052
*	St Barbara Ltd.	7,037,665	973
*,2	Novonix Ltd.	2,008,154	912
*,2	Core Lithium Ltd.	15,963,741	879
*,2	29Metals Ltd.	5,120,092	775
	Jupiter Mines Ltd.	7,668,459	686
*	Seven West Media Ltd.	7,220,984	670
*,2	Calix Ltd.	1,315,539	611
*,3	Firefinch Ltd.	8,031,301	298
			12,742,380
Austria (0.3%)
	Erste Group Bank AG	2,662,977	164,828
[1]	BAWAG Group AG	662,144	55,776
	OMV AG	1,229,816	47,694
	Verbund AG	571,139	41,388
	ANDRITZ AG	602,340	30,573
	Wienerberger AG	964,893	26,742
	Raiffeisen Bank International AG	1,115,033	22,784
	voestalpine AG	956,249	18,155
*	DO & Co. AG	64,850	12,097
	Vienna Insurance Group AG Wiener Versicherung Gruppe	330,835	10,395
[2]	Oesterreichische Post AG	280,766	8,370
	UNIQA Insurance Group AG	934,161	7,570
	EVN AG	318,369	7,227
[2]	CA Immobilien Anlagen AG	296,868	7,145
	Telekom Austria AG	749,281	6,140
*,2	Lenzing AG	165,914	5,072
	Strabag SE	112,799	4,619
*,2	IMMOFINANZ AG	270,738	4,166
	Schoeller-Bleckmann Oilfield Equipment AG	93,127	2,862
	Porr AG	149,937	2,739
*,2	AT&S Austria Technologie & Systemtechnik AG	213,661	2,682
	Palfinger AG	119,940	2,448
[2]	Agrana Beteiligungs AG	92,719	1,010
*	Eurotelesites AG	198,907	964
			493,446
Belgium (0.9%)
	Anheuser-Busch InBev SA	7,863,214	393,663
*	Argenx SE	514,989	318,115
	UCB SA	1,049,352	208,888
	KBC Group NV	2,022,362	156,145
	Ageas SA	1,428,568	69,457
	Groupe Bruxelles Lambert NV	730,718	49,963
	Syensqo SA	611,667	44,670
	Lotus Bakeries NV	3,462	38,751
	Ackermans & van Haaren NV	191,898	37,844
	Sofina SA	148,227	33,459
	D'ieteren Group	193,820	32,241
	Warehouses De Pauw CVA	1,489,591	29,283
	Azelis Group NV	1,301,386	25,617
	Elia Group SA	326,711	25,138
	Aedifica SA	413,230	24,081
	Solvay SA	606,955	19,623
	Cofinimmo SA	330,667	19,009
	Umicore SA	1,779,617	18,369
	KBC Ancora	330,538	17,289
	Colruyt Group NV	346,673	13,045
	Montea NV	177,588	11,634
	Bekaert SA	300,538	10,416

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Melexis NV	174,271	10,189
	Shurgard Self Storage Ltd. (XBRU)	266,176	9,875
	Xior Student Housing NV	320,727	9,808
	Fagron	564,203	9,807
	Deme Group NV	60,214	8,601
	VGP NV	116,088	8,580
	Gimv NV	181,206	7,531
	Retail Estates NV	109,431	6,723
	Proximus SADP	1,282,471	6,681
	Barco NV	590,624	6,389
*	Ontex Group NV	567,810	4,932
	Kinepolis Group NV	116,549	4,757
	Tessenderlo Group SA	143,493	2,810
	bpost SA	860,944	1,754
			1,695,137
Canada (10.5%)
	Royal Bank of Canada	12,208,862	1,472,079
*	Shopify Inc. Class A	10,284,489	1,094,594
	Toronto-Dominion Bank	15,277,308	813,366
	Enbridge Inc.	18,856,500	800,331
	Brookfield Corp.	12,868,733	739,653
	Bank of Montreal	6,283,061	609,970
	Canadian Pacific Kansas City Ltd.	8,077,410	584,853
	Bank of Nova Scotia	10,584,482	568,379
	Canadian Natural Resources Ltd.	17,907,633	552,882
	Constellation Software Inc.	171,699	530,931
	Canadian Imperial Bank of Commerce	8,116,956	513,461
	Canadian National Railway Co.	4,818,284	489,287
	Manulife Financial Corp.	15,239,270	468,167
[2]	TC Energy Corp.	8,985,220	418,741
	Suncor Energy Inc.	11,006,519	392,879
	Waste Connections Inc.	2,227,826	382,192
	Alimentation Couche-Tard Inc.	6,697,459	371,437
	Agnico Eagle Mines Ltd.	4,308,041	337,043
	Sun Life Financial Inc.	4,994,941	296,580
	Intact Financial Corp.	1,541,962	280,760
	National Bank of Canada	2,936,362	267,683
	Fairfax Financial Holdings Ltd.	185,135	257,588
	Barrick Gold Corp.	15,213,330	235,907
	Dollarama Inc.	2,382,085	232,466
	Wheaton Precious Metals Corp.	3,919,333	220,608
	Franco-Nevada Corp.	1,654,295	194,402
[2]	Cameco Corp.	3,756,196	193,134
	CGI Inc.	1,764,182	193,030
[2]	Brookfield Asset Management Ltd. Class A (XTSE)	3,537,903	191,878
	Nutrien Ltd.	4,284,668	191,721
	Thomson Reuters Corp.	1,192,199	191,439
	WSP Global Inc.	1,079,756	190,014
[2]	Pembina Pipeline Corp.	5,024,720	185,650
	Restaurant Brands International Inc.	2,765,391	180,242
	Fortis Inc. (XTSE)	4,268,772	177,379
	Teck Resources Ltd. Class B	4,325,775	175,384
	Cenovus Energy Inc.	11,053,026	167,550
	Loblaw Cos. Ltd.	1,252,986	164,894
[2]	Power Corp. of Canada	4,724,632	147,381
	RB Global Inc.	1,583,618	142,933
	Tourmaline Oil Corp.	3,031,483	140,286
	Metro Inc.	1,749,743	109,736
	Kinross Gold Corp.	10,599,030	98,436
	Magna International Inc.	2,319,213	96,934
	Emera Inc.	2,536,207	94,800
	ARC Resources Ltd.	5,165,640	93,686
	TFI International Inc.	690,330	93,283
*	Celestica Inc.	998,470	92,147
	GFL Environmental Inc.	1,956,918	87,237
	Imperial Oil Ltd.	1,379,045	84,991
[1]	Hydro One Ltd.	2,743,397	84,490
*	Descartes Systems Group Inc.	736,893	83,765
	AtkinsRealis Group Inc.	1,517,918	80,529

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Great-West Lifeco Inc.	2,380,950	78,959
	Stantec Inc.	987,075	77,444
*	First Quantum Minerals Ltd.	5,874,315	75,725
	iA Financial Corp. Inc.	812,460	75,354
	George Weston Ltd.	479,903	74,630
	TMX Group Ltd.	2,370,803	73,032
*	CAE Inc.	2,753,750	69,924
	Element Fleet Management Corp.	3,366,214	68,053
*	Ivanhoe Mines Ltd. Class A	5,712,767	67,801
	Alamos Gold Inc. Class A	3,561,226	65,702
	Gildan Activewear Inc.	1,360,796	64,042
	Pan American Silver Corp.	3,156,591	63,859
	Open Text Corp.	2,242,548	63,464
	FirstService Corp.	346,351	62,741
[2]	BCE Inc.	2,627,693	60,910
	Keyera Corp.	1,976,290	60,439
[2]	AltaGas Ltd.	2,542,964	59,229
	TELUS Corp.	4,308,651	58,420
	Toromont Industries Ltd.	711,384	56,240
	West Fraser Timber Co. Ltd.	638,643	55,336
[2]	Capital Power Corp.	1,178,344	52,234
	Colliers International Group Inc.	374,283	50,899
*	Bombardier Inc. Class B	744,019	50,595
	Lundin Mining Corp.	5,658,239	48,692
	Canadian Tire Corp. Ltd. Class A	445,820	46,900
	Canadian Apartment Properties REIT	1,445,665	42,874
[2]	South Bow Corp.	1,794,775	42,352
	Onex Corp.	536,597	41,914
[2]	Brookfield Infrastructure Corp. Class A	1,033,902	41,487
	PrairieSky Royalty Ltd.	2,056,660	40,104
[2]	MEG Energy Corp.	2,301,415	37,785
	Saputo Inc.	2,108,607	36,658
[2]	Whitecap Resources Inc.	5,060,520	35,909
	Canadian Western Bank	831,784	33,996
[2]	RioCan REIT	2,583,309	32,852
	TransAlta Corp.	2,310,693	32,680
	Brookfield Renewable Corp.	1,172,739	32,454
	Finning International Inc.	1,195,034	31,666
*	NexGen Energy Ltd.	4,610,630	30,407
[2]	Algonquin Power & Utilities Corp.	6,629,623	29,425
*	Kinaxis Inc.	241,994	29,148
	Osisko Gold Royalties Ltd.	1,607,071	29,102
*	Aritzia Inc.	779,092	28,964
	Definity Financial Corp.	693,835	28,213
	Boyd Group Services Inc.	185,780	28,017
	Hudbay Minerals Inc.	3,404,987	27,620
[2]	Northland Power Inc.	2,214,486	27,576
[2]	Veren Inc.	5,339,139	27,449
	B2Gold Corp.	11,187,274	27,395
	Parkland Corp.	1,205,521	27,265
	Granite REIT	545,605	26,478
*	Eldorado Gold Corp.	1,757,618	26,142
*	Capstone Copper Corp.	4,213,032	26,056
[2]	Chartwell Retirement Residences	2,335,184	24,498
	Stella-Jones Inc.	490,484	24,291
[2]	Gibson Energy Inc.	1,402,624	23,887
*	Air Canada	1,524,062	23,601
	CI Financial Corp.	1,087,025	23,397
	Methanex Corp.	467,670	23,370
*	IAMGOLD Corp.	4,417,676	22,834
	Choice Properties REIT	2,411,220	22,394
	IGM Financial Inc.	698,806	22,319
*	ATS Corp.	726,562	22,159
[2]	First Capital REIT	1,842,315	21,737
*	Bausch Health Cos. Inc.	2,616,509	21,151
	Atco Ltd. Class I	637,172	21,091
[2]	Dream Industrial REIT	2,391,323	19,647
*	BlackBerry Ltd.	5,147,650	19,553
[2]	SmartCentres REIT	1,118,967	19,041
*	Lightspeed Commerce Inc.	1,197,623	18,263

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Lundin Gold Inc.	846,103	18,047
	Premium Brands Holdings Corp.	320,714	17,644
*	Shopify Inc. Class A (XTSE)	165,520	17,600
	OceanaGold Corp.	6,129,802	16,972
[2]	Topaz Energy Corp.	815,938	15,808
	Boardwalk REIT	351,170	15,696
[2]	Baytex Energy Corp.	6,030,603	15,523
*	Equinox Gold Corp.	3,079,577	15,511
[2]	Paramount Resources Ltd. Class A	697,308	15,436
	Boralex Inc. Class A	754,064	15,061
*	Torex Gold Resources Inc.	741,688	14,612
	Russel Metals Inc.	494,583	14,485
	H&R REIT	2,235,351	14,431
	First Majestic Silver Corp.	2,575,669	14,155
	Linamar Corp.	356,762	14,095
[2]	BRP Inc.	274,904	14,001
	North West Co. Inc.	408,303	13,952
[2]	Allied Properties REIT	1,099,741	13,121
[2]	Vermilion Energy Inc.	1,378,529	12,975
*	SSR Mining Inc.	1,727,539	12,066
	Centerra Gold Inc.	1,854,390	10,553
	Quebecor Inc. Class B	441,904	9,684
[2]	Superior Plus Corp.	2,133,733	9,485
	Maple Leaf Foods Inc.	636,254	9,003
	Primaris REIT	826,651	8,897
	Winpak Ltd.	265,929	8,830
	Parex Resources Inc.	869,578	8,820
	Transcontinental Inc. Class A	635,518	8,210
[2]	Innergex Renewable Energy Inc.	1,395,504	7,815
	Enghouse Systems Ltd.	371,913	7,009
*	Novagold Resources Inc.	2,058,837	6,889
*	Canfor Corp.	483,292	5,104
[2]	Westshore Terminals Investment Corp.	304,542	4,773
	Cargojet Inc.	58,968	4,425
	First National Financial Corp.	150,130	4,213
[2]	Cogeco Communications Inc.	85,586	4,010
*,2	Cronos Group Inc.	1,709,086	3,436
*	IAMGOLD Corp. (XTSE)	313,687	1,619
			20,138,999
Denmark (2.2%)
	Novo Nordisk A/S Class B	26,763,469	2,309,201
	DSV A/S	1,667,912	355,208
	Novonesis (Novozymes) B Class B	2,987,758	169,306
	Danske Bank A/S	5,622,942	159,425
	Pandora A/S	685,124	125,347
*	Vestas Wind Systems A/S	8,707,003	119,433
	Coloplast A/S Class B	1,076,600	117,955
*	Genmab A/S	550,418	114,951
	Carlsberg A/S Class B	788,758	75,754
*,1	Orsted A/S	1,459,720	65,912
	Tryg A/S	2,928,522	61,775
*	Zealand Pharma A/S	575,543	57,252
	AP Moller - Maersk A/S Class B	32,443	53,977
	AP Moller - Maersk A/S Class A	28,727	46,218
	Ringkjoebing Landbobank A/S	224,554	37,638
*	NKT A/S	463,400	33,244
*	Demant A/S	831,780	30,615
	Royal Unibrew A/S	433,335	30,514
	Jyske Bank A/S (Registered)	382,290	27,153
	ROCKWOOL A/S Class B	73,534	26,166
*	ALK-Abello A/S	1,141,277	25,272
	FLSmidth & Co. A/S	488,859	24,235
	Sydbank A/S	450,968	23,820
	ISS A/S	1,284,102	23,487
	Ambu A/S Class B	1,568,975	22,714
*	GN Store Nord A/S	1,135,909	21,149
	Spar Nord Bank A/S	615,757	17,625
*,1	Netcompany Group A/S	368,584	17,353
*,2	Bavarian Nordic A/S	607,785	15,998

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Alm Brand A/S	7,330,911	14,301
	H Lundbeck A/S	2,163,845	12,429
	Chemometec A/S	145,016	9,802
	Torm plc Class A	447,772	8,650
	Schouw & Co. A/S	107,231	8,032
	D/S Norden A/S	182,117	5,409
	Dfds A/S	282,072	5,248
*	NTG Nordic Transport Group A/S	143,327	5,131
[1]	Scandinavian Tobacco Group A/S	386,576	5,130
*	Svitzer Group A/S	110,478	3,450
	H Lundbeck A/S Class A	565,819	2,627
			4,288,906
Finland (0.8%)
	Nordea Bank Abp (XHEL)	28,805,371	314,288
	Nokia OYJ	44,426,040	196,515
	Sampo OYJ Class A (XHEL)	3,856,741	157,528
	Kone OYJ Class B	2,821,298	137,539
	UPM-Kymmene OYJ	4,425,666	121,704
	Wartsila OYJ Abp	4,193,632	74,322
	Elisa OYJ	1,235,496	53,624
	Fortum OYJ	3,765,002	52,705
	Metso OYJ	5,543,416	51,607
	Stora Enso OYJ Class R	5,096,339	51,290
	Neste OYJ	3,605,240	45,625
	Kesko OYJ Class B	2,334,927	44,054
	Orion OYJ Class B	918,799	40,758
	Konecranes OYJ	614,294	38,934
	Valmet OYJ	1,423,553	34,505
	Huhtamaki OYJ	808,697	28,645
	Kemira OYJ	991,805	20,058
	Mandatum OYJ	4,042,365	18,804
	Cargotec OYJ Class B	330,800	17,531
	TietoEVRY OYJ (XHEL)	924,129	16,317
*	Sampo OYJ Class A	362,096	14,699
*	Kalmar OYJ Class B	422,168	13,926
*	Kojamo OYJ	1,378,825	13,430
*,2	QT Group OYJ	169,797	11,838
	Outokumpu OYJ	3,126,828	9,407
	Nokian Renkaat OYJ	1,061,074	8,073
[1]	Terveystalo OYJ	721,885	7,855
	Revenio Group OYJ	195,898	5,385
	Metsa Board OYJ Class B	1,205,574	5,293
	Tokmanni Group Corp.	415,248	5,218
	Sanoma OYJ	620,514	4,935
*	YIT OYJ	1,592,554	4,101
	Citycon OYJ	734,103	2,453
	F-Secure OYJ	904,882	1,672
*	Finnair OYJ	722,684	1,655
			1,626,293
France (8.2%)
	LVMH Moet Hennessy Louis Vuitton SE	2,132,976	1,403,056
	Schneider Electric SE	4,613,552	1,148,570
	TotalEnergies SE	17,094,567	952,421
	Sanofi SA	9,523,436	925,780
	Airbus SE	5,082,299	813,833
	Hermes International SCA	293,193	703,478
	Safran SA	2,970,021	650,754
	EssilorLuxottica SA	2,641,225	644,273
	BNP Paribas SA	8,674,069	532,560
	AXA SA	14,740,145	524,596
	Air Liquide SA Loyalty Shares	2,731,172	443,978
	Vinci SA	4,291,479	441,836
	L'Oreal SA Loyalty Shares	1,160,730	410,902
	Danone SA	5,416,246	366,028
	Cie de Saint-Gobain SA	3,968,867	352,680
	Air Liquide SA (XPAR)	1,688,210	274,435
	L'Oreal SA (XPAR)	689,484	244,079
	Capgemini SE	1,387,061	226,545
	Legrand SA	2,188,961	212,923

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Publicis Groupe SA	1,969,536	209,676
	Dassault Systemes SE	5,799,112	200,672
	Cie Generale des Etablissements Michelin SCA	5,973,053	196,546
	Pernod Ricard SA	1,677,373	189,521
	Societe Generale SA	6,233,806	174,955
	Orange SA	16,593,966	165,572
	Veolia Environnement SA	5,519,874	154,874
	Kering SA	622,786	153,825
	STMicroelectronics NV	5,627,001	140,939
	Engie SA Loyalty Shares	7,993,858	126,778
	Credit Agricole SA	8,713,661	119,896
	Thales SA	760,145	109,153
	Accor SA	1,956,696	95,169
	Engie SA (XPAR)	5,808,759	92,123
	Renault SA	1,659,022	80,768
	Bureau Veritas SA	2,607,260	79,209
[1]	Euronext NV	684,033	76,740
	Edenred SE	2,114,973	69,532
	Unibail-Rodamco-Westfield	892,379	67,209
*	Alstom SA	2,993,690	66,798
	Carrefour SA	4,395,708	62,563
	Eurofins Scientific SE	1,117,084	56,974
	Eiffage SA	639,642	56,091
	L'Oreal SA Prime de fidelite 2025	148,958	52,732
	Klepierre SA	1,782,556	51,337
	Getlink SE	3,054,361	48,704
	Rexel SA	1,910,073	48,649
	Bouygues SA	1,569,613	46,477
	Air Liquide SA PF 2025	281,876	45,822
	Sartorius Stedim Biotech	218,737	42,704
	Teleperformance SE	489,729	42,006
	Gecina SA	446,619	41,842
	Gaztransport Et Technigaz SA	301,576	40,387
	Arkema SA	497,042	37,821
	BioMerieux	351,267	37,596
	Bollore SE	6,072,006	37,337
	SPIE SA	1,166,563	36,278
	SCOR SE	1,478,021	36,207
	Ipsen SA	296,755	34,014
[1]	Amundi SA	495,423	32,971
[1]	La Francaise des Jeux SACA	838,446	32,289
	Aeroports de Paris SA	277,116	32,086
	Technip Energies NV	1,197,414	31,985
	Dassault Aviation SA	156,529	31,984
	Sodexo SA ACT Loyalty Shares	383,671	31,657
	Air Liquide SA (XETR)	194,525	31,622
	Elis SA	1,512,747	29,609
	Nexans SA	260,475	28,140
*	Vallourec SACA	1,469,150	25,067
[1]	Neoen SA	596,699	24,514
	Covivio SA	467,134	23,676
	Wendel SE	232,364	22,380
	Sopra Steria Group	123,067	21,815
	Alten SA	254,973	20,890
	Rubis SCA	821,035	20,269
*	SOITEC	215,372	19,372
*,1	Worldline SA	2,133,568	18,753
	Valeo SE	1,918,734	18,468
	Sodexo SA (XPAR)	189,457	15,632
	Eurazeo SE Prime DE Fidelite	209,581	15,632
	IPSOS SA	326,196	15,484
[1]	Verallia SA	595,363	14,952
[2]	Vivendi SE	5,619,253	14,862
	Pluxee NV	764,106	14,767
	Coface SA	914,365	13,626
	Engie SA PF 2025	834,909	13,241
[2]	VusionGroup	68,286	12,514
	Societe BIC SA	186,048	12,285
	Forvia SE	1,363,078	12,261
	Virbac SACA	37,045	12,127

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Remy Cointreau SA	193,936	11,745
*	SEB SA Loyalty Shares	126,015	11,388
	Eurazeo SE (XPAR)	151,066	11,268
*	Ubisoft Entertainment SA	804,387	10,972
*	JCDecaux SE	630,154	9,884
	SES SA	3,061,309	9,695
*	ID Logistics Group SACA	23,837	9,357
	Trigano SA	69,214	8,747
*,2	Air France-KLM	1,028,481	8,642
	Mercialys SA	815,256	8,550
	Engie SA	522,401	8,285
	SEB SA (XPAR)	90,987	8,222
	Carmila SA	491,106	8,154
[1]	Ayvens SA	1,170,371	7,910
	Imerys SA	269,949	7,875
	Interparfums SA	181,095	7,664
	ICADE	284,476	6,789
	ARGAN SA	104,848	6,559
	Metropole Television SA	547,046	6,370
	Television Francaise 1 SA	802,985	6,067
	Quadient SA	287,769	5,594
	Opmobility	480,073	4,993
	Vicat SACA	129,756	4,924
	Eramet SA	83,231	4,661
*	Nexity SA	337,141	4,527
	Altarea SCA	44,175	4,428
	Mersen SA	206,801	4,397
*	Planisware SA	150,829	4,396
	Derichebourg SA	790,415	4,370
	Lagardere SA	182,198	3,835
	Eurazeo SE Prime De Fidelite 2025	49,881	3,721
	Wavestone	81,940	3,644
	Exclusive Networks SA	182,243	3,559
*	Viridien	63,422	3,342
	Peugeot Invest SA	42,894	3,258
	Sodexo Inc. (Prime Fidelite 2026)	39,000	3,218
	Sodexo Prime De Fidelite 2027	37,444	3,090
	Sodexo Prime De Fidelite	36,283	2,990
[2]	Fnac Darty SA	97,906	2,891
*,1	Elior Group SA	974,396	2,837
	Beneteau SACA	304,369	2,783
*,2	Eutelsat Communications SACA	1,161,430	2,730
	Etablissements Maurel et Prom SA	458,701	2,715
	Antin Infrastructure Partners SA	227,119	2,596
	Vetoquinol SA	32,257	2,503
*,2	Valneva SE	1,097,412	2,448
*,1,2	X-Fab Silicon Foundries SE	456,212	2,373
*,2	Voltalia SA (Registered)	320,790	2,371
	Esso SA Francaise	19,252	2,165
	Equasens	45,136	2,072
*,2	OVH Groupe SAS	227,803	2,054
	GL Events SACA	105,678	2,016
	Sodexo SA (Loyalty Line 2025)	22,289	1,839
	Manitou BF SA	101,748	1,771
	Lisi SA	77,336	1,764
*,1	Aramis Group SAS	144,063	1,213
	LISI SA (XPAR)	39,869	909
	Boiron SA	29,894	829
	Eurazeo SE	8,870	662
*	Believe SA	18,481	276
	Lisi SA PF	3,517	80
			15,654,140
Germany (7.0%)
	SAP SE	9,502,312	2,337,323
	Siemens AG (Registered)	6,434,622	1,254,717
	Allianz SE (Registered)	3,380,893	1,039,161
	Deutsche Telekom AG (Registered)	28,973,615	868,139
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,142,328	577,464
	Mercedes-Benz Group AG	7,244,475	403,892

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Deutsche Boerse AG	1,603,519	369,380
	adidas AG	1,493,206	367,275
	Infineon Technologies AG	11,242,011	366,959
	BASF SE	7,700,787	337,688
	Deutsche Post AG	8,423,673	297,375
*	Siemens Energy AG	5,476,866	290,666
	Deutsche Bank AG (Registered)	16,706,765	288,307
	Rheinmetall AG	376,223	240,372
	E.ON SE	19,190,925	223,537
	Bayerische Motoren Werke AG (XETR)	2,551,723	208,705
	Vonovia SE	6,090,290	185,406
	RWE AG	6,165,555	184,431
	Daimler Truck Holding AG	4,529,467	173,488
	Bayer AG (Registered)	8,514,735	170,081
	Merck KGaA	1,119,702	162,942
	MTU Aero Engines AG	466,014	155,647
	Heidelberg Materials AG	1,122,746	138,730
	Commerzbank AG	8,048,165	132,171
	Hannover Rueck SE	519,875	130,187
[1]	Siemens Healthineers AG	2,408,999	127,212
*	Fresenius SE & Co. KGaA	3,565,175	123,751
	Symrise AG	1,128,463	120,376
	Beiersdorf AG	855,077	110,101
*	Covestro AG	1,469,064	88,260
*	Qiagen NV	1,874,892	84,040
	Fresenius Medical Care AG	1,760,216	80,144
	GEA Group AG	1,450,870	72,069
	Brenntag SE	1,125,782	67,703
	Henkel AG & Co. KGaA (XTER)	853,653	65,773
*,1	Zalando SE	1,898,774	63,520
	Continental AG	935,388	63,030
[1]	Scout24 SE	635,221	56,051
	LEG Immobilien SE (XETR)	641,672	54,426
*,1	Delivery Hero SE	1,810,241	51,078
	Nemetschek SE	468,479	45,509
	Talanx AG	522,507	44,440
	CTS Eventim AG & Co. KGaA	509,004	43,029
	Puma SE	908,548	41,776
	Knorr-Bremse AG	572,055	41,521
	Evonik Industries AG	2,185,036	37,980
	Rational AG	41,357	35,423
*	TUI AG	3,864,627	33,513
	Deutsche Lufthansa AG (Registered)	5,183,324	33,312
	Freenet AG	1,032,028	29,462
	Volkswagen AG	248,269	23,641
	Bechtle AG	709,852	22,766
	Gerresheimer AG	300,054	22,090
	HOCHTIEF AG	158,592	21,296
[2]	Aurubis AG	260,416	20,736
	KION Group AG	621,692	20,527
*	TAG Immobilien AG	1,308,031	19,368
*,1	Redcare Pharmacy NV	140,097	19,308
	HUGO BOSS AG	417,655	19,192
*	Fraport AG Frankfurt Airport Services Worldwide	309,085	18,801
	LANXESS AG	746,058	18,241
	Hensoldt AG	498,886	17,925
*	Aroundtown SA	5,913,725	17,859
	thyssenkrupp AG	4,287,786	17,398
*,1	Auto1 Group SE	1,059,843	17,184
*	HelloFresh SE	1,391,333	16,902
	K&S AG (Registered)	1,550,416	16,778
	AIXTRON SE	976,974	15,351
	Carl Zeiss Meditec AG (Bearer)	316,799	14,831
	Krones AG	116,467	14,436
	Stroeer SE & Co. KGaA	273,169	13,050
[2]	Traton SE	448,407	12,912
*	Nordex SE	1,085,326	12,709
*,2	Evotec SE	1,434,840	12,208
	Wacker Chemie AG	163,288	11,878
	flatexDEGIRO AG	771,664	11,810

Developed Markets Index Fund
		Shares	Market Value• ($000)
	United Internet AG (Registered)	698,966	11,363
*,1	TeamViewer SE	1,137,665	11,250
[1]	DWS Group GmbH & Co. KGaA	267,453	11,051
	Bilfinger SE	225,510	10,795
	Jenoptik AG	442,393	10,345
	Deutsche Wohnen SE	428,660	10,198
*,1,2	Covestro AG (XTER)	163,229	9,481
	Duerr AG	423,049	9,385
	Atoss Software SE	78,081	9,233
	Fielmann Group AG	212,399	9,104
*	RENK Group AG	481,732	9,017
[2]	Sixt SE (XETR)	110,586	8,931
[2]	RTL Group SA	319,985	8,822
	FUCHS SE	257,829	8,478
*	Schaeffler AG	1,927,032	8,466
	Schott Pharma AG & Co. KGaA	297,174	7,828
[1]	Befesa SA	348,976	7,451
[2]	Kontron AG	350,264	7,068
	Siltronic AG	144,319	6,967
*	Grand City Properties SA	549,316	6,709
	Hornbach Holding AG & Co. KGaA	86,943	6,541
	Stabilus SE	207,840	6,530
*	Hypoport SE	36,746	6,454
[2]	ProSiebenSat.1 Media SE	1,196,280	6,162
*	Douglas AG	293,332	6,132
	Dermapharm Holding SE	149,453	6,018
*,2	Nagarro SE	71,687	5,899
*,1	Deutsche Pfandbriefbank AG	1,150,055	5,729
	CANCOM SE	237,705	5,725
	Eckert & Ziegler SE	122,169	5,608
*	IONOS Group SE	245,430	5,576
	Suedzucker AG	512,156	5,506
	KWS Saat SE & Co. KGaA	89,657	5,458
	Pfeiffer Vacuum Technology AG	32,345	5,129
	Deutz AG	1,219,948	5,116
	METRO AG	1,117,430	4,773
	Elmos Semiconductor SE	67,112	4,752
	1&1 AG	331,563	4,316
*	CECONOMY AG	1,534,220	4,193
[2]	PNE AG	362,126	4,173
	Norma Group SE	265,856	4,132
	Indus Holding AG	195,128	4,090
*	Encavis AG (XETR)	204,142	3,657
	Sartorius AG	20,358	3,643
	Wacker Neuson SE	236,870	3,605
	GRENKE AG	222,992	3,557
	Vossloh AG	78,520	3,508
	GFT Technologies SE	145,022	3,305
[2]	Salzgitter AG	200,094	3,275
	Wuestenrot & Wuerttembergische AG	267,987	3,239
	Adtran Networks SE	155,504	3,217
[2]	CompuGroup Medical SE & Co. KGaA	140,971	3,156
	PATRIZIA SE	356,045	2,944
	Deutsche EuroShop AG	151,971	2,916
	Energiekontor AG	56,386	2,864
*,1,2	Thyssenkrupp Nucera AG & Co. KGaA	257,451	2,821
[2]	Deutsche Beteiligungs AG	117,870	2,809
*,2	About You Holding SE	407,208	2,741
[2]	Adesso SE	29,535	2,696
	Kloeckner & Co. SE	493,285	2,278
	Verbio SE	168,775	2,077
	STRATEC SE	61,556	1,898
	SMA Solar Technology AG	131,184	1,832
*,2	SGL Carbon SE	439,460	1,809
	Secunet Security Networks AG	13,093	1,575
	Takkt AG	196,877	1,571
*,2	BayWa AG	115,393	1,267
	Draegerwerk AG & Co. KGaA (XETR)	24,155	1,024

Developed Markets Index Fund
		Shares	Market Value• ($000)
*	Pentixapharm Holding AG	122,169	373
			13,336,350
Hong Kong (1.8%)
	AIA Group Ltd.	94,635,356	679,753
	Hong Kong Exchanges & Clearing Ltd.	10,338,299	386,949
	Techtronic Industries Co. Ltd.	12,359,212	162,474
	CK Hutchison Holdings Ltd.	23,015,014	122,358
	CLP Holdings Ltd.	14,203,721	119,131
	Sun Hung Kai Properties Ltd.	12,298,503	117,024
	BOC Hong Kong Holdings Ltd.	31,046,439	99,136
	Link REIT	22,119,437	93,024
	Lenovo Group Ltd.	66,638,312	85,668
	Power Assets Holdings Ltd.	11,818,073	82,306
	Galaxy Entertainment Group Ltd.	18,698,879	78,715
	Hang Seng Bank Ltd.	6,175,915	75,648
	Hong Kong & China Gas Co. Ltd.	94,036,076	74,927
	Jardine Matheson Holdings Ltd.	1,712,224	70,087
	CK Asset Holdings Ltd.	16,555,301	67,568
*	Sands China Ltd.	20,841,742	55,493
[1]	WH Group Ltd.	67,679,917	52,157
	Shenzhou International Group Holdings Ltd.	6,541,200	51,591
	MTR Corp. Ltd.	12,487,336	43,379
	Hongkong Land Holdings Ltd.	8,911,208	39,681
	CK Infrastructure Holdings Ltd.	5,110,059	37,934
[1]	ESR Group Ltd.	22,760,754	34,917
	PRADA SpA	4,444,749	34,206
	Henderson Land Development Co. Ltd.	11,277,969	34,189
	Wharf Real Estate Investment Co. Ltd.	13,381,940	34,037
[1]	Samsonite International SA	11,561,999	31,884
	Sino Land Co. Ltd.	30,371,785	30,646
	SITC International Holdings Co. Ltd.	11,068,736	29,351
	Swire Pacific Ltd. Class A	3,210,894	29,038
	AAC Technologies Holdings Inc.	5,881,331	28,204
	ASMPT Ltd.	2,697,101	25,788
	Wharf Holdings Ltd.	8,270,898	23,207
	PCCW Ltd.	36,489,641	21,226
	Swire Properties Ltd.	9,077,600	18,408
	Orient Overseas International Ltd.	1,139,527	16,790
	Bank of East Asia Ltd.	12,381,104	15,702
	Xinyi Glass Holdings Ltd.	15,013,536	15,133
[1]	BOC Aviation Ltd.	1,804,967	13,975
[1]	Budweiser Brewing Co. APAC Ltd.	14,591,663	13,936
	Yue Yuen Industrial Holdings Ltd.	6,090,366	13,567
	United Laboratories International Holdings Ltd.	8,455,064	13,376
	Chow Tai Fook Jewellery Group Ltd.	15,051,112	12,952
*	HUTCHMED China Ltd.	4,289,045	12,378
	Hang Lung Properties Ltd.	15,205,093	12,122
	First Pacific Co. Ltd.	20,032,433	11,586
	Swire Pacific Ltd. Class B	7,759,458	11,154
	Stella International Holdings Ltd.	5,162,448	10,837
[2]	Cathay Pacific Airways Ltd.	8,601,453	10,552
	Kerry Properties Ltd.	5,130,779	10,249
	Hang Lung Group Ltd.	7,474,993	10,013
*	MMG Ltd.	29,965,214	9,755
	Pacific Basin Shipping Ltd.	44,923,261	9,444
	VTech Holdings Ltd.	1,391,519	9,435
	Vitasoy International Holdings Ltd.	6,969,174	9,096
	Wynn Macau Ltd.	12,719,116	8,772
	MGM China Holdings Ltd.	6,449,209	8,202
	NWS Holdings Ltd.	8,221,458	8,185
[2]	New World Development Co. Ltd.	12,206,367	8,062
	Hysan Development Co. Ltd.	5,164,079	7,839
	Man Wah Holdings Ltd.	12,614,703	7,779
*	Cowell e Holdings Inc.	2,031,722	7,380
*	Vobile Group Ltd.	15,176,230	7,227
*	SJM Holdings Ltd.	20,390,247	7,023
	Shangri-La Asia Ltd.	9,568,314	6,529
	Fortune REIT	12,112,182	6,215
	DFI Retail Group Holdings Ltd. (Registered)	2,592,505	5,992

Developed Markets Index Fund
		Shares	Market Value• ($000)
*,1	Everest Medicines Ltd.	942,509	5,846
	Dah Sing Financial Holdings Ltd.	1,597,307	5,762
	Luk Fook Holdings International Ltd.	2,869,653	5,281
*	Super Hi International Holding Ltd.	1,833,000	5,174
*,1	FIT Hon Teng Ltd.	9,448,481	4,418
[2]	CGN Mining Co. Ltd.	21,240,000	4,417
	HKBN Ltd.	6,743,993	4,408
	Johnson Electric Holdings Ltd.	3,086,127	4,301
*	NagaCorp Ltd.	11,393,386	4,256
*	Mongolian Mining Corp.	4,356,000	3,995
	CITIC Telecom International Holdings Ltd.	12,739,932	3,810
	VSTECS Holdings Ltd.	5,570,750	3,720
*	Melco International Development Ltd.	6,486,627	3,702
*,1	CARsgen Therapeutics Holdings Ltd.	3,097,500	3,652
	Champion REIT	16,207,036	3,607
	IGG Inc.	6,720,344	3,488
	Dah Sing Banking Group Ltd.	3,130,023	3,295
	Guotai Junan International Holdings Ltd.	21,651,503	3,096
*,2	Realord Group Holdings Ltd.	3,215,595	3,061
	China Travel International Investment Hong Kong Ltd.	23,194,609	2,975
	Nexteer Automotive Group Ltd.	6,921,777	2,927
	United Energy Group Ltd.	63,345,098	2,871
	SUNeVision Holdings Ltd.	5,221,962	2,862
	Cafe de Coral Holdings Ltd.	2,838,597	2,850
	Jinchuan Group International Resources Co. Ltd.	40,561,802	2,693
*	Value Partners Group Ltd.	13,729,044	2,670
	K Wah International Holdings Ltd.	10,516,489	2,382
[2]	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	2,100,616	2,365
	Theme International Holdings Ltd.	44,268,893	2,266
	Huabao International Holdings Ltd.	8,024,172	2,170
	Sunlight REIT	8,924,663	2,134
	Giordano International Ltd.	9,757,774	2,107
	SmarTone Telecommunications Holdings Ltd.	3,765,157	2,000
	Kerry Logistics Network Ltd.	2,232,005	1,974
	Truly International Holdings Ltd.	13,238,294	1,936
	Prosperity REIT	10,144,872	1,615
	Chow Sang Sang Holdings International Ltd.	1,839,991	1,532
*,1	Fosun Tourism Group	1,521,600	1,447
	Far East Consortium International Ltd.	10,578,460	1,265
	Texhong International Group Ltd.	2,413,858	1,237
*	Television Broadcasts Ltd.	3,135,305	1,218
	Hutchison Telecommunications Hong Kong Holdings Ltd.	10,268,014	1,216
*	C-Mer Medical Holdings Ltd.	4,287,601	1,101
	Asia Cement China Holdings Corp.	3,484,794	1,052
[2]	LK Technology Holdings Ltd.	2,995,466	1,040
	Singamas Container Holdings Ltd.	11,325,574	1,002
	CITIC Resources Holdings Ltd.	19,533,284	889
*	Shun Tak Holdings Ltd.	10,039,763	848
*,1	IMAX China Holding Inc.	830,321	787
	Sa Sa International Holdings Ltd.	8,580,035	758
*	Hong Kong Technology Venture Co. Ltd.	3,567,254	655
*	Powerlong Real Estate Holdings Ltd.	11,003,943	620
*	OCI International Holdings Ltd.	5,219,135	197
*	Apollo Future Mobility Group Ltd.	1,024,533	62
*	Renze Harvest International Ltd.	1,313,940	19
*,3	Convoy Inc.	62,200,399	—
			3,438,392
Ireland (0.2%)
	Kerry Group plc Class A	1,291,301	124,541
	Kingspan Group plc	1,318,383	95,843
	AIB Group plc	15,942,223	88,159
	Bank of Ireland Group plc	8,699,890	79,338
	Glanbia plc (XDUB)	1,604,881	22,161
	Dalata Hotel Group plc	1,666,507	8,061
*,3	Irish Bank Resolution Corp. Ltd.	257,065	—
			418,103
Israel (0.8%)
*	Teva Pharmaceutical Industries Ltd.	9,743,271	215,609
	Bank Leumi Le-Israel BM	13,106,086	155,927

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Bank Hapoalim BM	11,565,157	139,616
*	Nice Ltd.	544,593	92,485
	Israel Discount Bank Ltd. Class A	10,695,404	73,165
	Mizrahi Tefahot Bank Ltd.	1,311,147	56,758
	Elbit Systems Ltd.	212,239	55,652
*	Tower Semiconductor Ltd.	960,778	49,552
*	Nova Ltd.	250,924	49,329
	ICL Group Ltd.	6,249,971	30,868
	Phoenix Financial Ltd.	1,911,064	27,893
	Azrieli Group Ltd.	315,314	26,024
	Bezeq The Israeli Telecommunication Corp. Ltd.	17,833,554	25,404
	First International Bank of Israel Ltd.	451,091	22,221
*	Big Shopping Centers Ltd.	134,880	20,018
	Melisron Ltd.	219,373	19,540
	Camtek Ltd.	237,107	19,284
	Shufersal Ltd.	1,734,213	18,087
*	Enlight Renewable Energy Ltd.	1,019,645	17,635
	Mivne Real Estate KD Ltd.	5,108,833	15,290
*	Clal Insurance Enterprises Holdings Ltd.	578,007	13,594
	Harel Insurance Investments & Financial Services Ltd.	931,243	12,854
	Alony Hetz Properties & Investments Ltd.	1,412,063	11,765
	Paz Retail & Energy Ltd.	92,614	11,481
	Israel Corp. Ltd.	40,458	10,594
	Delek Group Ltd.	80,821	10,530
	Amot Investments Ltd.	1,855,059	10,488
*	Shikun & Binui Ltd.	2,815,984	10,348
	Electra Ltd.	17,241	9,704
	Tel Aviv Stock Exchange Ltd.	795,688	9,242
*	Shapir Engineering and Industry Ltd.	1,219,314	9,152
	REIT 1 Ltd.	1,681,044	8,867
*	Equital Ltd.	216,822	8,734
*	OPC Energy Ltd.	1,014,635	8,273
	Strauss Group Ltd.	436,176	8,259
	Hilan Ltd.	137,505	8,177
*	Airport City Ltd.	502,208	8,067
*	Fattal Holdings 1998 Ltd.	55,812	8,007
	FIBI Holdings Ltd.	151,422	7,745
*	Partner Communications Co. Ltd.	1,179,164	7,737
	Energix-Renewable Energies Ltd.	2,258,315	7,734
	Menora Mivtachim Holdings Ltd.	186,812	7,642
	One Software Technologies Ltd.	385,865	7,245
	Isracard Ltd.	1,625,722	7,228
	YH Dimri Construction & Development Ltd.	72,814	7,213
	Sapiens International Corp. NV	259,734	7,022
	Next Vision Stabilized Systems Ltd.	412,592	6,846
	Formula Systems 1985 Ltd.	81,019	6,810
	Migdal Insurance & Financial Holdings Ltd.	3,561,441	6,702
	Matrix IT Ltd.	277,621	6,515
	Mega Or Holdings Ltd.	197,222	6,267
*	Bet Shemesh Engines Holdings 1997 Ltd.	77,550	6,253
	Kenon Holdings Ltd.	180,594	6,031
*	Ashtrom Group Ltd.	324,953	5,672
	Fox Wizel Ltd.	68,968	5,668
*	Cellcom Israel Ltd.	923,816	5,253
	Oil Refineries Ltd.	20,242,153	5,231
	Summit Real Estate Holdings Ltd.	337,170	5,183
	Delta Galil Ltd.	91,737	5,064
	Israel Canada T.R Ltd.	1,304,566	5,056
	Sella Capital Real Estate Ltd.	1,879,119	4,935
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	71,201	4,838
	Danel Adir Yeoshua Ltd.	41,023	4,589
*	OY Nofar Energy Ltd.	178,526	4,318
	Gav-Yam Lands Corp. Ltd.	493,574	3,874
*	Perion Network Ltd.	415,580	3,557
*	Priortech Ltd.	72,724	3,402
	Elco Ltd.	80,292	3,294
*	Delek Automotive Systems Ltd.	412,563	3,185
	G City Ltd.	779,043	2,901
	IDI Insurance Co. Ltd.	60,287	2,132
	AudioCodes Ltd.	205,002	2,024

Developed Markets Index Fund
		Shares	Market Value• ($000)
*	Kamada Ltd.	308,828	1,877
*	AFI Properties Ltd.	34,965	1,664
			1,497,200
Italy (2.5%)
	Intesa Sanpaolo SpA	136,145,474	546,054
	UniCredit SpA	13,578,232	543,786
	Enel SpA	67,214,112	479,651
	Ferrari NV	1,015,724	433,408
	Generali	10,671,759	301,924
	Eni SpA	18,590,305	254,284
	Stellantis NV	18,061,894	234,957
	Prysmian SpA	2,503,151	160,192
	Banco BPM SpA	13,071,381	105,834
	Moncler SpA	1,964,189	103,691
	Terna - Rete Elettrica Nazionale	12,197,916	96,386
	Leonardo SpA	3,466,040	93,250
	FinecoBank Banca Fineco SpA	5,288,613	92,301
	Snam SpA	19,708,689	87,364
	Tenaris SA	3,803,757	71,809
	Mediobanca Banca di Credito Finanziario SpA	4,711,709	68,810
	Banca Monte dei Paschi di Siena SpA	8,549,680	60,603
	BPER Banca SpA	9,125,345	58,200
[1]	Poste Italiane SpA	3,913,735	55,352
	Recordati Industria Chimica e Farmaceutica SpA	843,928	44,242
	Unipol Gruppo SpA	3,257,756	40,684
*,1	Nexi SpA	6,712,881	37,365
	Brunello Cucinelli SpA	294,553	32,177
	Reply SpA	195,174	31,025
	Interpump Group SpA	689,712	30,589
[1]	Infrastrutture Wireless Italiane SpA	2,980,968	30,281
*	Saipem SpA	11,316,191	29,600
	A2A SpA	13,308,219	29,549
	Amplifon SpA	1,122,460	28,924
	Buzzi SpA	735,846	27,164
	Banca Popolare di Sondrio SpA	3,140,195	26,565
	Hera SpA	7,458,952	26,552
[2]	Davide Campari-Milano NV	4,136,096	25,885
	Italgas SpA	4,233,780	23,761
	Azimut Holding SpA	932,344	23,235
*,2	Telecom Italia SpA (MTAA)	88,534,046	22,627
	Banca Mediolanum SpA	1,876,150	22,364
	Banca Generali SpA	471,343	21,946
	DiaSorin SpA	183,536	18,931
	De' Longhi SpA	598,890	18,747
[1]	Pirelli & C SpA	3,193,017	18,112
	Iveco Group NV	1,710,633	16,557
[1]	BFF Bank SpA	1,517,751	14,498
	Lottomatica Group SpA	1,058,644	14,124
[1]	Anima Holding SpA	1,833,164	12,605
[1]	Technogym SpA	1,151,924	12,507
[2]	Webuild SpA (MTAA)	4,152,782	12,241
	SOL SpA	314,649	12,111
	Maire SpA	1,380,973	11,826
	Brembo NV	1,252,645	11,803
	Iren SpA	5,637,396	11,236
	ERG SpA	472,555	9,623
[1]	Enav SpA	2,176,541	9,189
[1]	Carel Industries SpA	460,048	8,819
	MFE-MediaForEurope NV Class A	2,833,527	8,687
*	Technoprobe SpA	1,396,334	8,336
	ACEA SpA	376,389	7,282
	Credito Emiliano SpA	601,981	6,796
	Intercos SpA	434,292	6,233
	Tamburi Investment Partners SpA	673,990	5,858
*	Fincantieri SpA	754,156	5,431
	Moltiply Group SpA	135,239	5,098
	Sanlorenzo SpA	137,734	4,637
[1]	RAI Way SpA	809,081	4,606
	Banca IFIS SpA	197,218	4,338

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Cementir Holding NV	379,626	4,156
	Sesa SpA	62,834	4,061
	Salvatore Ferragamo SpA	567,647	3,984
*,2	Juventus Football Club SpA	1,181,712	3,701
[2]	Piaggio & C SpA	1,428,457	3,224
	Italmobiliare SpA	116,385	3,125
	Ariston Holding NV	871,308	3,123
*,1	GVS SpA	595,925	3,031
	MARR SpA	275,832	2,876
	Zignago Vetro SpA	266,769	2,603
	Arnoldo Mondadori Editore SpA	1,121,287	2,452
	El.En. SpA	187,641	2,272
	Danieli & C Officine Meccaniche SpA (MTAA)	89,356	2,235
	Tinexta SpA	171,686	1,409
	Rizzoli Corriere Della Sera Mediagroup SpA	899,703	830
	Alerion Cleanpower SpA	46,878	778
	MFE-MediaForEurope NV Class B	137,976	588
			4,727,070
Japan (21.8%)
	Toyota Motor Corp.	100,279,878	1,957,988
	Mitsubishi UFJ Financial Group Inc.	98,048,578	1,144,688
	Sony Group Corp.	51,972,440	1,095,347
	Hitachi Ltd.	38,380,485	939,940
	Recruit Holdings Co. Ltd.	12,259,907	852,161
	Sumitomo Mitsui Financial Group Inc.	32,260,894	774,269
	Keyence Corp.	1,589,745	646,186
	Tokio Marine Holdings Inc.	16,275,961	584,114
	ITOCHU Corp.	11,724,419	576,541
	Tokyo Electron Ltd.	3,804,581	571,902
	Shin-Etsu Chemical Co. Ltd.	16,498,520	543,414
	Mizuho Financial Group Inc.	21,962,278	536,155
	Fast Retailing Co. Ltd.	1,563,332	527,377
	Mitsubishi Corp.	32,183,554	526,578
	Nintendo Co. Ltd.	9,015,990	525,107
	Mitsui & Co. Ltd.	24,730,930	512,898
	SoftBank Group Corp.	8,841,356	505,246
	Daiichi Sankyo Co. Ltd.	16,025,109	438,499
	KDDI Corp.	12,985,313	413,590
	Mitsubishi Heavy Industries Ltd.	27,709,690	386,382
	Honda Motor Co. Ltd.	39,766,130	378,606
	Hoya Corp.	3,036,828	376,889
	Advantest Corp.	6,395,784	363,657
	Takeda Pharmaceutical Co. Ltd.	13,421,532	355,299
	Seven & i Holdings Co. Ltd.	19,773,554	310,002
	Softbank Corp.	236,648,210	298,730
	Daikin Industries Ltd.	2,429,965	283,530
	Mitsubishi Electric Corp.	16,680,214	281,658
	Fujitsu Ltd.	15,333,990	269,366
	Canon Inc.	7,777,247	252,618
	Chugai Pharmaceutical Co. Ltd.	5,631,352	248,236
[2]	Japan Tobacco Inc.	9,511,696	244,002
	Nippon Telegraph & Telephone Corp.	242,711,975	242,436
	MS&AD Insurance Group Holdings Inc.	11,144,392	240,691
	Terumo Corp.	12,359,772	238,614
	Murata Manufacturing Co. Ltd.	14,562,315	231,028
	Denso Corp.	16,001,160	220,608
	Sumitomo Corp.	10,187,878	220,478
	Disco Corp.	809,769	214,813
	Otsuka Holdings Co. Ltd.	3,946,601	214,695
	Sompo Holdings Inc.	8,284,263	214,647
	FANUC Corp.	8,107,790	211,799
	Komatsu Ltd.	7,741,243	210,890
	TDK Corp.	16,262,450	209,437
	FUJIFILM Holdings Corp.	9,982,946	206,543
	Marubeni Corp.	13,717,803	205,885
	Oriental Land Co. Ltd.	9,438,390	203,455
	ORIX Corp.	9,462,988	203,302
	Dai-ichi Life Holdings Inc.	7,611,250	202,812
	Panasonic Holdings Corp.	18,944,504	193,624

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Mitsui Fudosan Co. Ltd.	23,819,695	190,494
	SMC Corp.	479,112	186,049
	NEC Corp.	2,112,622	180,792
*	Renesas Electronics Corp.	14,115,887	178,637
	Suzuki Motor Corp.	15,548,936	174,216
	Ajinomoto Co. Inc.	4,166,451	169,620
	East Japan Railway Co.	9,347,721	165,557
	Bridgestone Corp.	4,852,030	163,092
	Nidec Corp.	8,949,952	160,756
	Kao Corp.	3,933,343	159,149
	Daiwa House Industry Co. Ltd.	5,118,019	157,129
	Nippon Steel Corp.	7,813,701	157,021
	Aeon Co. Ltd.	6,649,098	155,611
	Japan Post Holdings Co. Ltd.	16,262,030	153,152
	Astellas Pharma Inc.	15,539,438	150,899
	Nomura Holdings Inc.	25,461,824	147,725
	Central Japan Railway Co.	7,843,230	147,183
	Olympus Corp.	9,729,377	145,262
	Sumitomo Mitsui Trust Group Inc.	6,076,860	141,953
	Mitsubishi Estate Co. Ltd.	10,195,416	141,530
	Resona Holdings Inc.	19,067,417	137,453
	Bandai Namco Holdings Inc.	5,569,446	132,805
[2]	Asahi Group Holdings Ltd.	12,478,845	130,912
	ENEOS Holdings Inc.	23,878,924	125,273
	Nippon Yusen KK	3,721,199	123,854
	Secom Co. Ltd.	3,484,604	118,337
	Japan Post Bank Co. Ltd.	12,506,029	118,203
	Sumitomo Electric Industries Ltd.	6,505,239	116,297
	Sumitomo Realty & Development Co. Ltd.	3,664,588	113,964
	Sekisui House Ltd.	4,710,382	112,315
	Kyocera Corp.	11,325,812	112,258
	Toyota Industries Corp.	1,362,043	109,543
	Nomura Research Institute Ltd.	3,608,437	105,949
	Asics Corp.	5,264,660	102,702
	Toyota Tsusho Corp.	5,783,239	102,274
	Mitsui OSK Lines Ltd.	2,923,510	101,733
	Nitto Denko Corp.	6,051,520	101,174
	Shimano Inc.	750,062	100,897
	Japan Exchange Group Inc.	9,009,404	99,963
	NTT Data Group Corp.	5,008,892	95,243
	Pan Pacific International Holdings Corp.	3,465,038	94,134
	Sysmex Corp.	5,096,270	93,438
	Fujikura Ltd.	2,287,966	93,408
	Shionogi & Co. Ltd.	6,641,091	93,142
	Kubota Corp.	7,842,550	90,854
[2]	Inpex Corp.	7,165,063	90,147
	Subaru Corp.	5,025,279	89,291
[2]	Kirin Holdings Co. Ltd.	6,741,300	87,530
	Kansai Electric Power Co. Inc.	7,895,399	87,512
	Unicharm Corp.	10,572,386	87,159
	Kikkoman Corp.	7,820,500	86,840
	Obic Co. Ltd.	2,858,605	85,067
	Toray Industries Inc.	13,107,307	82,993
	T&D Holdings Inc.	4,533,834	82,986
	Tokyo Gas Co. Ltd.	2,962,278	82,075
	Nitori Holdings Co. Ltd.	683,837	81,029
	Daiwa Securities Group Inc.	11,685,316	77,108
	Konami Group Corp.	821,647	76,882
	Obayashi Corp.	5,818,234	76,610
	Asahi Kasei Corp.	10,678,108	73,575
	Kajima Corp.	3,871,869	70,138
[2]	Lasertec Corp.	742,661	69,621
	Osaka Gas Co. Ltd.	3,143,576	68,755
	West Japan Railway Co.	3,855,110	68,281
[2]	Yamaha Motor Co. Ltd.	7,665,309	67,537
	Idemitsu Kosan Co. Ltd.	10,225,525	67,356
	Isuzu Motors Ltd.	4,902,455	66,690
	Capcom Co. Ltd.	3,059,234	66,549
*	Rakuten Group Inc.	12,049,610	64,917
	IHI Corp.	1,105,190	64,610

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Eisai Co. Ltd.	2,351,362	64,027
	Makita Corp.	2,088,437	63,507
	Daifuku Co. Ltd.	2,990,463	61,439
	TOPPAN Holdings Inc.	2,294,572	60,871
*,2	Trend Micro Inc.	1,128,192	60,824
	Shimadzu Corp.	2,170,754	60,756
	Ebara Corp.	3,954,700	60,675
	Taisei Corp.	1,436,961	60,207
	Chubu Electric Power Co. Inc.	5,704,181	59,843
	Shiseido Co. Ltd.	3,363,002	59,469
	SBI Holdings Inc.	2,340,806	58,792
	Sekisui Chemical Co. Ltd.	3,391,435	58,069
	Fuji Electric Co. Ltd.	1,082,611	57,878
	Kawasaki Heavy Industries Ltd.	1,263,807	57,571
	JFE Holdings Inc.	5,092,511	57,342
	Yaskawa Electric Corp.	2,224,609	56,772
	LY Corp.	21,425,610	56,651
[2]	Nissan Motor Co. Ltd.	18,479,029	56,044
	Mitsubishi Chemical Group Corp.	11,033,394	55,726
	Toyo Suisan Kaisha Ltd.	821,737	55,725
	Daito Trust Construction Co. Ltd.	498,150	55,690
	Nippon Paint Holdings Co. Ltd.	8,448,381	54,546
	Nexon Co. Ltd.	3,635,115	54,074
	Ricoh Co. Ltd.	4,760,606	54,065
	Sanrio Co. Ltd.	1,537,966	53,611
	Omron Corp.	1,569,725	52,854
	Isetan Mitsukoshi Holdings Ltd.	3,048,540	52,342
[2]	Dentsu Group Inc.	2,173,092	52,221
	Dai Nippon Printing Co. Ltd.	3,701,458	51,797
	Nippon Building Fund Inc.	66,079	51,377
	Minebea Mitsumi Inc.	3,192,698	51,141
	Concordia Financial Group Ltd.	9,280,335	51,037
	Hankyu Hanshin Holdings Inc.	1,875,541	48,885
	Kawasaki Kisen Kaisha Ltd.	3,412,314	48,546
	Mitsubishi HC Capital Inc. (XTKS)	7,303,841	48,134
	Niterra Co. Ltd.	1,494,876	47,630
	Yakult Honsha Co. Ltd.	2,510,650	47,557
	Sumitomo Metal Mining Co. Ltd.	2,045,895	46,644
	Ryohin Keikaku Co. Ltd.	2,047,481	46,617
	Nissin Foods Holdings Co. Ltd.	1,920,037	46,385
	Hikari Tsushin Inc.	212,979	46,227
	Sanwa Holdings Corp.	1,668,231	46,078
	Seiko Epson Corp.	2,543,685	45,896
[2]	Otsuka Corp.	1,994,978	45,625
	TIS Inc.	1,915,603	45,247
[2]	Hulic Co. Ltd.	5,179,202	44,985
	Tokyu Corp.	4,194,057	44,695
[2]	AGC Inc.	1,525,873	44,572
	Chiba Bank Ltd.	5,771,214	44,483
	MatsukiyoCocokara & Co.	3,028,873	44,097
	MEIJI Holdings Co. Ltd.	2,166,174	44,046
	Zensho Holdings Co. Ltd.	769,456	43,576
	Nippon Sanso Holdings Corp.	1,568,001	43,509
	Yokogawa Electric Corp.	2,038,289	43,353
	Aisin Corp.	3,866,241	43,194
	SCREEN Holdings Co. Ltd.	701,144	41,394
	Hoshizaki Corp.	1,035,625	40,720
[2]	Sumitomo Forestry Co. Ltd.	1,207,621	40,202
	Japan Real Estate Investment Corp.	57,680	39,578
	BayCurrent Inc.	1,160,776	39,055
	ZOZO Inc.	1,248,329	38,446
	Ono Pharmaceutical Co. Ltd.	3,685,906	38,376
	Resonac Holdings Corp.	1,538,168	38,305
*	Tokyo Electric Power Co. Holdings Inc.	12,694,457	37,945
	Sojitz Corp.	1,838,022	37,459
[2]	Kuraray Co. Ltd.	2,581,970	36,983
	Toho Co. Ltd.	934,471	36,519
	Seibu Holdings Inc.	1,787,152	36,355
	MISUMI Group Inc.	2,334,650	35,891
	Shimizu Corp.	4,516,631	35,671

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Kyoto Financial Group Inc.	2,433,360	35,590
	Fukuoka Financial Group Inc.	1,396,942	34,777
	Japan Metropolitan Fund Investment	60,486	34,702
	Suntory Beverage & Food Ltd.	1,088,517	34,584
	SG Holdings Co. Ltd.	3,608,871	34,498
	MonotaRO Co. Ltd.	2,019,015	34,311
	Nissan Chemical Corp.	1,094,502	34,112
	Brother Industries Ltd.	2,003,480	33,891
	Mazda Motor Corp.	4,925,128	33,582
	Nomura Real Estate Master Fund Inc.	38,431	33,571
	Azbil Corp.	4,299,032	33,128
	Kurita Water Industries Ltd.	947,784	33,013
	Mebuki Financial Group Inc.	8,110,431	32,857
	KDX Realty Investment Corp.	34,509	32,761
	Kintetsu Group Holdings Co. Ltd.	1,553,910	32,590
	Kyushu Electric Power Co. Inc.	3,643,289	32,588
	Tosoh Corp.	2,410,311	32,216
	Keisei Electric Railway Co. Ltd.	3,568,874	32,046
	Mitsui Chemicals Inc.	1,466,284	32,008
	Tokyu Fudosan Holdings Corp.	5,198,597	31,729
	Kyowa Kirin Co. Ltd.	2,107,801	31,697
	M3 Inc.	3,641,607	31,554
	GLP J-Reit	39,908	31,282
	Shizuoka Financial Group Inc.	3,831,863	31,077
	Tohoku Electric Power Co. Inc.	4,077,358	30,601
	Rohto Pharmaceutical Co. Ltd.	1,679,014	30,589
	USS Co. Ltd.	3,508,262	30,453
	Kyushu Railway Co.	1,243,977	30,329
	Nippon Prologis REIT Inc.	21,201	30,073
	TOTO Ltd.	1,249,425	29,932
	Japan Post Insurance Co. Ltd.	1,628,422	29,911
[2]	Skylark Holdings Co. Ltd.	1,903,678	29,522
[2]	McDonald's Holdings Co. Japan Ltd.	743,200	29,194
	Hirose Electric Co. Ltd.	249,704	29,187
	Oji Holdings Corp.	7,585,581	28,991
	Santen Pharmaceutical Co. Ltd.	2,827,502	28,951
[2]	Nippon Express Holdings Inc.	1,898,691	28,788
	Sumitomo Chemical Co. Ltd.	13,011,211	28,713
	Kobe Steel Ltd.	2,854,454	28,533
	Daiwa House REIT Investment Corp.	19,372	28,533
[2]	Sapporo Holdings Ltd.	538,999	28,398
	Haseko Corp.	2,202,362	28,306
	Mitsubishi Gas Chemical Co. Inc.	1,578,610	28,001
	Tokyo Tatemono Co. Ltd.	1,687,232	27,846
	Credit Saison Co. Ltd.	1,194,353	27,812
	Ibiden Co. Ltd.	932,683	27,750
	Sega Sammy Holdings Inc.	1,431,319	27,742
	Invincible Investment Corp.	66,178	27,734
	NH Foods Ltd.	855,622	27,690
	Asahi Intecc Co. Ltd.	1,689,595	27,414
	Tobu Railway Co. Ltd.	1,680,627	27,294
	Nikon Corp.	2,634,798	27,144
	Oracle Corp. Japan	281,570	26,948
	NGK Insulators Ltd.	2,113,987	26,692
	Kobe Bussan Co. Ltd.	1,220,174	26,673
	J Front Retailing Co. Ltd.	2,000,108	26,644
	Amada Co. Ltd.	2,731,257	26,555
	SCSK Corp.	1,262,808	26,430
	Yamato Holdings Co. Ltd.	2,345,881	26,371
	Square Enix Holdings Co. Ltd.	673,614	26,156
	NOF Corp.	1,880,103	26,059
	Rohm Co. Ltd.	2,795,480	25,975
	Nisshin Seifun Group Inc.	2,214,719	25,813
	Medipal Holdings Corp.	1,697,356	25,526
	Fujitec Co. Ltd.	646,334	25,012
	CyberAgent Inc.	3,612,337	24,858
	Marui Group Co. Ltd.	1,551,428	24,748
	Odakyu Electric Railway Co. Ltd.	2,687,381	24,744
	ANA Holdings Inc.	1,362,288	24,725
	Hamamatsu Photonics KK	2,203,794	24,513

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Lixil Corp.	2,242,568	24,473
	Yokohama Rubber Co. Ltd.	1,135,619	24,301
	Socionext Inc.	1,550,490	24,222
	Keio Corp.	994,127	24,196
	THK Co. Ltd.	1,034,886	23,872
	Yamaha Corp.	3,351,954	23,843
	Hachijuni Bank Ltd.	3,727,649	23,817
	Orix JREIT Inc.	22,707	23,681
	Nichirei Corp.	883,940	23,439
	Persol Holdings Co. Ltd.	15,575,970	23,333
	Cosmo Energy Holdings Co. Ltd.	527,623	23,292
	Electric Power Development Co. Ltd.	1,423,723	23,239
	Sohgo Security Services Co. Ltd.	3,381,435	23,156
	Nomura Real Estate Holdings Inc.	933,617	23,040
	Lion Corp.	2,049,054	22,941
	United Urban Investment Corp.	25,566	22,840
	Iyogin Holdings Inc.	2,340,060	22,621
	Open House Group Co. Ltd.	659,437	22,270
	Taiheiyo Cement Corp.	977,803	22,047
	Furukawa Electric Co. Ltd.	529,137	21,935
	Tomy Co. Ltd.	762,904	21,851
	Tokyo Century Corp.	2,156,796	21,803
	Advance Residence Investment Corp.	11,564	21,494
	Koito Manufacturing Co. Ltd.	1,695,074	21,456
[2]	SUMCO Corp.	2,904,121	21,387
	Shimamura Co. Ltd.	379,196	21,087
	Maruwa Co. Ltd.	69,529	20,978
*	Rakuten Bank Ltd.	742,700	20,732
	Fuji Soft Inc.	329,274	20,694
	Tokyo Ohka Kogyo Co. Ltd.	943,647	20,574
*	Shinko Electric Industries Co. Ltd.	568,059	20,536
	Dexerials Corp.	1,335,041	20,494
	Yamazaki Baking Co. Ltd.	1,090,655	20,308
	Hitachi Construction Machinery Co. Ltd.	913,418	20,244
	Toyo Seikan Group Holdings Ltd.	1,330,142	20,217
	Takasago Thermal Engineering Co. Ltd.	503,101	20,205
	Food & Life Cos. Ltd.	960,289	20,203
	Miura Co. Ltd.	811,364	20,179
	Gunma Bank Ltd.	2,993,797	20,137
	Kinden Corp.	1,045,072	19,994
	Toho Gas Co. Ltd.	738,953	19,911
	Kobayashi Pharmaceutical Co. Ltd.	503,604	19,883
	Japan Airlines Co. Ltd.	1,258,848	19,845
	Iwatani Corp.	1,752,228	19,817
	COMSYS Holdings Corp.	961,244	19,724
	Japan Steel Works Ltd.	543,073	19,690
	Japan Hotel REIT Investment Corp.	44,011	19,670
	Tsuruha Holdings Inc.	355,554	19,649
	Suzuken Co. Ltd.	656,756	19,624
[2]	Sumitomo Heavy Industries Ltd.	959,308	19,582
	Mitsubishi Logistics Corp.	2,636,680	19,284
	Rinnai Corp.	937,381	19,269
	Horiba Ltd.	335,635	19,268
	Kewpie Corp.	905,471	19,256
	Coca-Cola Bottlers Japan Holdings Inc.	1,211,920	19,166
	Kansai Paint Co. Ltd.	1,335,773	19,093
	Stanley Electric Co. Ltd.	1,156,701	18,969
	Sankyo Co. Ltd.	1,406,170	18,932
[2]	Aozora Bank Ltd.	1,202,600	18,930
	Air Water Inc.	1,550,495	18,787
	Nagoya Railroad Co. Ltd.	1,678,032	18,673
	Japan Airport Terminal Co. Ltd.	588,096	18,542
	BIPROGY Inc.	615,278	18,460
	EXEO Group Inc.	1,678,288	18,398
	Daicel Corp.	2,068,799	18,284
	Alfresa Holdings Corp.	1,336,340	18,277
	Takashimaya Co. Ltd.	2,294,474	18,246
	Mitsubishi Motors Corp.	5,403,947	18,059
	Iida Group Holdings Co. Ltd.	1,196,038	17,983
	Keikyu Corp.	2,161,464	17,887

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Keihan Holdings Co. Ltd.	851,229	17,850
	GMO Payment Gateway Inc.	353,550	17,817
	Sekisui House REIT Inc.	36,102	17,706
[2]	Sumitomo Rubber Industries Ltd.	1,570,858	17,637
	77 Bank Ltd.	613,844	17,604
	Hirogin Holdings Inc.	2,385,192	17,499
	Alps Alpine Co. Ltd.	1,724,237	17,440
	Nabtesco Corp.	982,622	17,365
	Internet Initiative Japan Inc.	921,124	17,360
	Yamaguchi Financial Group Inc.	1,662,610	17,206
	Goldwin Inc.	307,126	17,138
[2]	DMG Mori Co. Ltd.	1,076,181	17,124
	Nihon Kohden Corp.	1,257,906	17,081
	Kamigumi Co. Ltd.	784,005	17,007
	Mitsui Fudosan Logistics Park Inc.	26,245	16,918
	TechnoPro Holdings Inc.	903,030	16,885
	Nifco Inc.	698,967	16,814
	Nichias Corp.	476,174	16,813
	Zenkoku Hosho Co. Ltd.	477,843	16,806
	Tsumura & Co.	564,142	16,783
	NHK Spring Co. Ltd.	1,318,838	16,503
	Seino Holdings Co. Ltd.	1,091,890	16,442
	Mitsubishi Materials Corp.	1,071,011	16,190
	Nagase & Co. Ltd.	795,089	16,165
	Konica Minolta Inc.	3,872,737	16,082
	Ulvac Inc.	417,938	16,031
[2]	Japan Prime Realty Investment Corp.	7,943	15,892
	Topcon Corp.	884,823	15,775
	NSK Ltd.	3,630,779	15,717
	Nishi-Nippon Financial Holdings Inc.	1,220,527	15,595
	Park24 Co. Ltd.	1,110,542	15,479
	Hakuhodo DY Holdings Inc.	2,016,329	15,269
[2]	DIC Corp.	709,947	15,173
	Kadokawa Corp.	765,544	15,171
	JGC Holdings Corp.	1,821,957	15,157
	Amano Corp.	561,648	15,151
	ADEKA Corp.	847,840	15,102
	Nippon Accommodations Fund Inc.	4,026	15,029
	Chugoku Electric Power Co. Inc.	2,599,481	15,002
	Nankai Electric Railway Co. Ltd.	952,565	14,966
	Kagome Co. Ltd.	795,646	14,950
	Sankyu Inc.	432,306	14,930
	Taiyo Yuden Co. Ltd.	1,055,348	14,842
	Tokyo Seimitsu Co. Ltd.	325,599	14,813
	Koei Tecmo Holdings Co. Ltd.	1,259,648	14,767
	Kakaku.com Inc.	968,906	14,763
	Industrial & Infrastructure Fund Investment Corp.	20,227	14,746
	Kyushu Financial Group Inc.	3,202,128	14,634
	JTEKT Corp.	1,971,831	14,608
	Sundrug Co. Ltd.	572,837	14,571
	LaSalle Logiport REIT	16,103	14,541
	DeNA Co. Ltd.	736,405	14,473
	Casio Computer Co. Ltd.	1,737,266	14,432
	Chugin Financial Group Inc.	1,396,382	14,421
	Kokuyo Co. Ltd.	813,654	14,392
	Daiwabo Holdings Co. Ltd.	740,631	14,383
	Zeon Corp.	1,521,641	14,366
	Yamada Holdings Co. Ltd.	4,923,400	14,125
	NS Solutions Corp.	545,880	14,033
	Hisamitsu Pharmaceutical Co. Inc.	541,563	14,026
[2]	Nippon Electric Glass Co. Ltd.	658,470	13,943
	Mitsui Mining & Smelting Co. Ltd.	474,120	13,905
	JVCKenwood Corp.	1,256,273	13,834
	Kyudenko Corp.	420,001	13,740
	Sawai Group Holdings Co. Ltd.	1,004,403	13,698
	ABC-Mart Inc.	678,055	13,680
	Yamato Kogyo Co. Ltd.	289,054	13,571
	Teijin Ltd.	1,598,066	13,541
	Macnica Holdings Inc.	1,174,099	13,535
	Nissui Corp.	2,375,801	13,516

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Kokusai Electric Corp.	1,029,300	13,488
	Bic Camera Inc.	1,246,459	13,467
	Toyo Tire Corp.	873,467	13,435
	NOK Corp.	854,918	13,334
	Kose Corp.	292,946	13,327
	Sumitomo Bakelite Co. Ltd.	549,854	13,305
	Toda Corp.	2,165,510	13,180
	Yaoko Co. Ltd.	219,878	13,171
	Kandenko Co. Ltd.	898,072	13,105
	Daishi Hokuetsu Financial Group Inc.	717,884	13,090
[2]	Ezaki Glico Co. Ltd.	435,716	12,978
	Round One Corp.	1,570,041	12,947
	UBE Corp.	849,674	12,927
*	PeptiDream Inc.	778,143	12,915
	INFRONEER Holdings Inc.	1,669,391	12,899
	Makino Milling Machine Co. Ltd.	190,033	12,888
	Japan Logistics Fund Inc.	7,711	12,878
[2]	Canon Marketing Japan Inc.	395,338	12,876
	Toho Holdings Co. Ltd.	476,435	12,849
	Jeol Ltd.	367,136	12,825
	Nippon Gas Co. Ltd.	931,211	12,805
	SHO-BOND Holdings Co. Ltd.	387,534	12,805
	Cosmos Pharmaceutical Corp.	300,008	12,792
	Takara Holdings Inc.	1,479,096	12,699
[2]	Nikkon Holdings Co. Ltd.	983,656	12,689
	NSD Co. Ltd.	591,305	12,600
	GS Yuasa Corp.	758,395	12,600
	Maruichi Steel Tube Ltd.	569,727	12,580
	House Foods Group Inc.	678,048	12,453
	AEON REIT Investment Corp.	15,339	12,332
	Activia Properties Inc.	5,903	12,305
	Wacoal Holdings Corp.	359,371	12,268
[2]	NEC Networks & System Integration Corp.	587,144	12,192
	Nippon Shokubai Co. Ltd.	998,392	12,078
	Sugi Holdings Co. Ltd.	769,140	12,051
	Fuyo General Lease Co. Ltd.	162,815	12,028
	Calbee Inc.	602,221	12,024
	Mabuchi Motor Co. Ltd.	844,968	11,946
	H2O Retailing Corp.	820,550	11,940
	Kanematsu Corp.	715,306	11,867
*	Money Forward Inc.	388,323	11,765
	Hokuhoku Financial Group Inc.	962,195	11,665
	Organo Corp.	227,088	11,633
	SWCC Corp.	241,651	11,537
	Morinaga & Co. Ltd.	662,904	11,435
	Resorttrust Inc.	574,920	11,431
*	Mercari Inc.	1,010,730	11,406
	Daido Steel Co. Ltd.	1,518,655	11,400
	Morinaga Milk Industry Co. Ltd.	612,550	11,394
	Inaba Denki Sangyo Co. Ltd.	460,508	11,356
[2]	Hokuetsu Corp.	1,172,454	11,345
	Nippon Kayaku Co. Ltd.	1,398,598	11,329
	Fuji Corp.	747,900	11,304
	K's Holdings Corp.	1,266,043	11,300
	Osaka Soda Co. Ltd.	901,565	11,294
	Seven Bank Ltd.	5,693,823	11,275
	Welcia Holdings Co. Ltd.	860,484	11,210
	Nippon Shinyaku Co. Ltd.	442,412	11,178
*	Sharp Corp.	1,801,794	11,167
	Relo Group Inc.	913,881	11,108
	Kotobuki Spirits Co. Ltd.	802,445	11,049
	Dowa Holdings Co. Ltd.	393,747	11,048
	Workman Co. Ltd.	387,400	10,955
	Yoshinoya Holdings Co. Ltd.	554,851	10,926
	MEITEC Group Holdings Inc.	581,249	10,901
[2]	Frontier Real Estate Investment Corp.	22,070	10,898
	Ito En Ltd.	484,912	10,891
	OBIC Business Consultants Co. Ltd.	248,756	10,852
	Comforia Residential REIT Inc.	6,138	10,832
	Mori Hills REIT Investment Corp.	13,626	10,723

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Sotetsu Holdings Inc.	676,325	10,700
*	SHIFT Inc.	93,546	10,660
	Rengo Co. Ltd.	1,915,070	10,614
	Denka Co. Ltd.	751,997	10,607
	Toei Co. Ltd.	286,130	10,599
	Citizen Watch Co. Ltd.	1,790,917	10,523
	Mirait One Corp.	718,572	10,435
	San-In Godo Bank Ltd.	1,300,012	10,376
	Tokuyama Corp.	624,929	10,364
	Aeon Mall Co. Ltd.	800,741	10,357
	Shikoku Electric Power Co. Inc.	1,326,523	10,346
	Hanwa Co. Ltd.	324,122	10,170
	Ushio Inc.	752,780	10,110
*	Visional Inc.	198,927	10,045
	Anritsu Corp.	1,131,928	10,036
	Hazama Ando Corp.	1,308,401	9,850
	Nihon M&A Center Holdings Inc.	2,342,684	9,754
[2]	Tokai Carbon Co. Ltd.	1,685,314	9,735
	Toyoda Gosei Co. Ltd.	555,974	9,708
	Colowide Co. Ltd.	896,944	9,707
	Kaneka Corp.	408,144	9,681
	Meiko Electronics Co. Ltd.	168,105	9,649
	Rakus Co. Ltd.	827,465	9,633
*	Sansan Inc.	668,795	9,595
	Daiwa Securities Living Investments Corp.	16,934	9,583
	Hulic REIT Inc.	10,974	9,558
	Toei Animation Co. Ltd.	427,100	9,555
	Nipro Corp.	1,003,333	9,500
	DCM Holdings Co. Ltd.	1,047,939	9,486
	Ship Healthcare Holdings Inc.	675,945	9,445
	Tsubakimoto Chain Co.	764,958	9,409
	Kusuri no Aoki Holdings Co. Ltd.	454,806	9,370
	NTT UD REIT Investment Corp.	12,308	9,343
	Pilot Corp.	303,624	9,334
	Japan Elevator Service Holdings Co. Ltd.	508,157	9,325
	Meidensha Corp.	341,139	9,320
	Nojima Corp.	643,884	9,314
	Musashi Seimitsu Industry Co. Ltd.	376,067	9,285
	Penta-Ocean Construction Co. Ltd.	2,246,151	9,274
	Takeuchi Manufacturing Co. Ltd.	294,598	9,231
	Monex Group Inc.	1,523,441	9,222
	Aica Kogyo Co. Ltd.	440,775	9,206
	Sangetsu Corp.	483,841	9,180
	Mitsubishi Estate Logistics REIT Investment Corp.	4,163	9,160
	Mitsui E&S Co. Ltd.	798,269	9,148
	Sun Corp.	147,300	9,144
	Financial Partners Group Co. Ltd.	497,008	9,066
	OKUMA Corp.	423,002	9,065
	Toridoll Holdings Corp.	367,076	9,060
	Nitto Boseki Co. Ltd.	226,623	9,036
	Mizuno Corp.	159,961	9,015
	Senko Group Holdings Co. Ltd.	942,765	8,903
	Japan Petroleum Exploration Co. Ltd.	1,225,825	8,901
	Nakanishi Inc.	586,302	8,841
	Harmonic Drive Systems Inc.	420,808	8,812
	Kanadevia Corp.	1,415,745	8,767
	DTS Corp.	329,502	8,710
	Mizuho Leasing Co. Ltd.	1,302,400	8,671
	Japan Securities Finance Co. Ltd.	667,938	8,663
	Mitsui-Soko Holdings Co. Ltd.	184,267	8,654
[2]	Pigeon Corp.	933,282	8,639
	Fuji Oil Holdings Inc.	383,565	8,638
	Shiga Bank Ltd.	347,611	8,619
	Mori Trust REIT Inc.	21,868	8,564
	SBI Sumishin Net Bank Ltd.	357,500	8,558
	Suruga Bank Ltd.	1,202,104	8,549
	Daihen Corp.	168,834	8,511
	As One Corp.	507,306	8,482
	Sinfonia Technology Co. Ltd.	210,075	8,421
	Seiko Group Corp.	274,365	8,409

Developed Markets Index Fund
		Shares	Market Value• ($000)
*	Hino Motors Ltd.	2,346,807	8,380
	Inabata & Co. Ltd.	396,835	8,357
	Daiwa Office Investment Corp.	4,596	8,296
	Modec Inc.	391,417	8,262
	Yodogawa Steel Works Ltd.	232,771	8,234
	GMO internet group Inc.	486,056	8,229
	CKD Corp.	511,452	8,196
	UACJ Corp.	241,798	8,140
[2]	Toagosei Co. Ltd.	845,496	8,087
	Duskin Co. Ltd.	342,294	8,066
	Kaken Pharmaceutical Co. Ltd.	282,406	8,057
	Tokyu REIT Inc.	8,072	8,028
	GungHo Online Entertainment Inc.	380,818	8,027
	Hokuriku Electric Power Co.	1,472,713	8,025
	Acom Co. Ltd.	3,311,425	8,020
	AEON Financial Service Co. Ltd.	990,249	8,014
	Nishi-Nippon Railroad Co. Ltd.	555,860	7,990
	Juroku Financial Group Inc.	294,394	7,949
	Hokkaido Electric Power Co. Inc.	1,505,136	7,928
	Kissei Pharmaceutical Co. Ltd.	301,858	7,919
	Rorze Corp.	833,520	7,875
	Daiseki Co. Ltd.	346,139	7,861
	Nippon Soda Co. Ltd.	426,950	7,855
	Taikisha Ltd.	248,724	7,854
	Lintec Corp.	406,112	7,813
[2]	Japan Excellent Inc.	10,549	7,785
	Kyoritsu Maintenance Co. Ltd.	420,388	7,783
	Daiichikosho Co. Ltd.	665,686	7,758
	Toyota Boshoku Corp.	598,795	7,749
	Seria Co. Ltd.	431,752	7,737
	Okamura Corp.	593,939	7,717
	Paramount Bed Holdings Co. Ltd.	448,038	7,669
	Nishimatsu Construction Co. Ltd.	230,898	7,652
	Sanki Engineering Co. Ltd.	381,166	7,617
	TS Tech Co. Ltd.	672,290	7,616
[2]	Tamron Co. Ltd.	268,782	7,568
	Sumitomo Warehouse Co. Ltd.	425,258	7,563
	Fujimi Inc.	502,105	7,549
	PALTAC Corp.	272,019	7,508
	Okumura Corp.	301,477	7,505
	Hyakugo Bank Ltd.	1,882,474	7,497
	Taiyo Holdings Co. Ltd.	288,459	7,437
	EDION Corp.	652,468	7,416
	OSG Corp.	627,789	7,373
	Kiyo Bank Ltd.	527,227	7,372
	SKY Perfect JSAT Holdings Inc.	1,291,576	7,369
	Saizeriya Co. Ltd.	216,127	7,295
	Kureha Corp.	400,712	7,293
	H.U. Group Holdings Inc.	448,153	7,263
[2]	NIPPON REIT Investment Corp.	15,004	7,256
	Leopalace21 Corp.	1,943,540	7,255
	Dentsu Soken Inc.	196,190	7,254
	Tadano Ltd.	997,767	7,214
	TBS Holdings Inc.	282,362	7,176
	Hoshino Resorts REIT Inc.	5,012	7,114
	Star Asia Investment Corp.	21,672	7,097
	Kumagai Gumi Co. Ltd.	281,350	7,088
	Seiren Co. Ltd.	397,969	7,044
	Fujitsu General Ltd.	477,801	7,033
	Riken Keiki Co. Ltd.	289,218	6,991
	PAL GROUP Holdings Co. Ltd.	358,580	6,945
	Heiwa Corp.	449,518	6,927
	Heiwa Real Estate REIT Inc.	9,065	6,909
	Izumi Co. Ltd.	338,781	6,888
	Arcs Co. Ltd.	416,968	6,860
	Mitsubishi Logisnext Co. Ltd.	557,113	6,824
	Fukuoka REIT Corp.	7,360	6,775
	Glory Ltd.	414,072	6,771
[2]	Monogatari Corp.	306,562	6,729
	ARE Holdings Inc.	619,026	6,687

Developed Markets Index Fund
		Shares	Market Value• ($000)
	North Pacific Bank Ltd.	2,310,842	6,671
	Max Co. Ltd.	300,784	6,666
	FP Corp.	372,838	6,618
[2]	Micronics Japan Co. Ltd.	282,605	6,591
	Ain Holdings Inc.	239,065	6,580
	Okasan Securities Group Inc.	1,621,548	6,537
	Simplex Holdings Inc.	416,305	6,522
	Takuma Co. Ltd.	620,239	6,512
	Ferrotec Holdings Corp.	401,542	6,494
	C Uyemura & Co. Ltd.	94,700	6,487
	Create Restaurants Holdings Inc.	874,418	6,482
	Aichi Financial Group Inc.	405,785	6,433
	Tokyo Steel Manufacturing Co. Ltd.	680,115	6,431
	Justsystems Corp.	289,960	6,423
	Tokyo Kiraboshi Financial Group Inc.	222,840	6,417
	Heiwa Real Estate Co. Ltd.	231,205	6,379
	JMDC Inc.	257,000	6,365
	Nihon Parkerizing Co. Ltd.	773,126	6,356
	Nisshinbo Holdings Inc.	1,114,091	6,334
	Appier Group Inc.	695,600	6,310
	Nisshin Oillio Group Ltd.	192,873	6,307
	Megmilk Snow Brand Co. Ltd.	359,294	6,292
	Hokkoku Financial Holdings Inc.	184,553	6,253
	Digital Garage Inc.	256,952	6,233
	Hosiden Corp.	423,990	6,196
*	Sanken Electric Co. Ltd.	170,738	6,192
	TOKAI Holdings Corp.	998,387	6,147
	KYB Corp.	329,332	6,106
	Katitas Co. Ltd.	424,963	6,092
	Mani Inc.	529,892	6,045
[2]	Pola Orbis Holdings Inc.	662,787	6,018
	Exedy Corp.	216,660	6,013
	FCC Co. Ltd.	298,947	6,001
	TKC Corp.	248,812	5,989
	Sumitomo Osaka Cement Co. Ltd.	285,562	5,988
	Nippn Corp.	431,919	5,985
	Kato Sangyo Co. Ltd.	209,221	5,962
	JAFCO Group Co. Ltd.	436,613	5,961
	Shochiku Co. Ltd.	85,814	5,960
	Shoei Co. Ltd.	417,772	5,951
	Starts Corp. Inc.	247,937	5,938
[2]	Towa Corp.	621,845	5,922
	Tokai Tokyo Financial Holdings Inc.	1,884,604	5,886
	Megachips Corp.	148,565	5,880
	Toyo Ink SC Holdings Co. Ltd.	294,315	5,870
	Bunka Shutter Co. Ltd.	479,278	5,854
	NTN Corp.	3,660,739	5,845
	Senshu Ikeda Holdings Inc.	2,330,668	5,823
	Fukuyama Transporting Co. Ltd.	248,031	5,816
	Sakata Seed Corp.	264,893	5,812
	Tokai Rika Co. Ltd.	400,841	5,767
	SMS Co. Ltd.	581,389	5,766
	Noritsu Koki Co. Ltd.	176,679	5,731
	Maruha Nichiro Corp.	297,288	5,717
	San-Ai Obbli Co. Ltd.	469,687	5,640
	Nippon Television Holdings Inc.	325,000	5,630
	Fuji Seal International Inc.	351,430	5,625
	Itoham Yonekyu Holdings Inc.	224,302	5,623
	Mixi Inc.	291,883	5,622
[2]	Open Up Group Inc.	496,246	5,617
	Nishimatsuya Chain Co. Ltd.	376,475	5,593
	Kanamoto Co. Ltd.	262,537	5,568
	Dai-Dan Co. Ltd.	230,892	5,568
[2]	Sakura Internet Inc.	200,700	5,541
	San-A Co. Ltd.	301,270	5,536
	Noritake Co. Ltd.	221,096	5,528
	Chugoku Marine Paints Ltd.	370,474	5,520
	Global One Real Estate Investment Corp.	8,765	5,512
	Aoyama Trading Co. Ltd.	382,272	5,458
	Jaccs Co. Ltd.	219,823	5,435

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Joyful Honda Co. Ltd.	463,849	5,427
	Ariake Japan Co. Ltd.	153,530	5,418
	Arata Corp.	269,886	5,406
	Valor Holdings Co. Ltd.	389,835	5,398
	Kaga Electronics Co. Ltd.	294,614	5,374
	Wacom Co. Ltd.	1,173,835	5,332
[2]	Royal Holdings Co. Ltd.	351,280	5,324
	Komeri Co. Ltd.	253,703	5,294
	Ohsho Food Service Corp.	274,364	5,290
	Nanto Bank Ltd.	259,731	5,282
	Iino Kaiun Kaisha Ltd.	711,379	5,275
	Toyo Construction Co. Ltd.	611,740	5,244
	Japan Material Co. Ltd.	494,988	5,243
	Aiful Corp.	2,453,047	5,242
	Daiei Kankyo Co. Ltd.	285,800	5,229
	Japan Aviation Electronics Industry Ltd.	279,366	5,220
	Maruzen Showa Unyu Co. Ltd.	134,846	5,213
	Okinawa Cellular Telephone Co.	188,163	5,187
	JINS Holdings Inc.	126,934	5,179
	Funai Soken Holdings Inc.	342,232	5,171
	Mitsui High-Tec Inc.	996,575	5,148
	Musashino Bank Ltd.	271,463	5,137
	Systena Corp.	2,240,398	5,135
	Mitsubishi Pencil Co. Ltd.	352,376	5,103
	Token Corp.	63,656	5,057
*	Sumitomo Pharma Co. Ltd.	1,425,901	5,045
	ARCLANDS Corp.	470,313	5,041
	Tocalo Co. Ltd.	430,803	5,036
	Nippon Light Metal Holdings Co. Ltd.	511,298	5,027
	Awa Bank Ltd.	291,699	5,014
	MOS Food Services Inc.	212,769	4,996
	Maeda Kosen Co. Ltd.	404,354	4,965
	Trusco Nakayama Corp.	333,584	4,955
	KOMEDA Holdings Co. Ltd.	274,106	4,930
	Oki Electric Industry Co. Ltd.	734,697	4,927
	Raito Kogyo Co. Ltd.	349,405	4,900
	Adastria Co. Ltd.	223,497	4,896
	MCJ Co. Ltd.	542,026	4,894
	ZERIA Pharmaceutical Co. Ltd.	315,818	4,891
	Namura Shipbuilding Co. Ltd.	448,800	4,878
	Premium Group Co. Ltd.	295,000	4,812
	Integrated Design & Engineering Holdings Co. Ltd.	117,004	4,793
	Totetsu Kogyo Co. Ltd.	225,139	4,777
	Towa Pharmaceutical Co. Ltd.	225,462	4,772
	Autobacs Seven Co. Ltd.	511,663	4,758
	Bank of Nagoya Ltd.	117,344	4,750
	Kitz Corp.	663,461	4,745
	Earth Corp.	133,635	4,734
	Konoike Transport Co. Ltd.	241,660	4,710
	Fukuda Denshi Co. Ltd.	102,482	4,703
	Kohnan Shoji Co. Ltd.	204,547	4,647
	Yamazen Corp.	522,444	4,614
	Kurabo Industries Ltd.	127,038	4,604
*	Nxera Pharma Co. Ltd.	693,000	4,588
[2]	Anycolor Inc.	257,600	4,575
	Chudenko Corp.	214,846	4,562
	Zojirushi Corp.	401,453	4,556
	JCU Corp.	188,436	4,550
	U-Next Holdings Co. Ltd.	413,332	4,550
	Toshiba TEC Corp.	200,088	4,545
	Maxell Ltd.	384,491	4,535
	Takasago International Corp.	123,491	4,535
	Matsui Securities Co. Ltd.	876,772	4,532
	Ichibanya Co. Ltd.	699,130	4,531
	Fuji Kyuko Co. Ltd.	319,558	4,528
	Nippon Paper Industries Co. Ltd.	821,247	4,522
*	Medley Inc.	187,400	4,517
	Hamakyorex Co. Ltd.	528,036	4,509
	Yokogawa Bridge Holdings Corp.	252,971	4,499
	Eizo Corp.	324,054	4,487

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Mitsubishi Shokuhin Co. Ltd.	141,812	4,485
	CRE Logistics REIT Inc.	5,127	4,478
[2]	Kasumigaseki Capital Co. Ltd.	53,300	4,472
	YAMABIKO Corp.	278,554	4,452
	Nichiha Corp.	240,943	4,451
	Sanyo Denki Co. Ltd.	77,696	4,445
	Shibaura Machine Co. Ltd.	196,648	4,444
	Mitsuboshi Belting Ltd.	175,161	4,429
	Hyakujushi Bank Ltd.	214,398	4,429
	Hankyu Hanshin REIT Inc.	5,706	4,419
	Toyobo Co. Ltd.	719,915	4,406
[2]	Ai Holdings Corp.	326,882	4,394
	Morita Holdings Corp.	318,646	4,393
	TOMONY Holdings Inc.	1,547,704	4,393
	Hogy Medical Co. Ltd.	145,908	4,388
	Gunze Ltd.	127,106	4,385
	Transcosmos Inc.	207,061	4,384
	Aeon Delight Co. Ltd.	159,362	4,375
	Ichigo Office REIT Investment Corp.	8,624	4,373
	Topre Corp.	346,608	4,364
	Yellow Hat Ltd.	255,533	4,347
	Mochida Pharmaceutical Co. Ltd.	193,862	4,303
	Dip Corp.	271,489	4,296
	Keiyo Bank Ltd.	861,078	4,278
	Konishi Co. Ltd.	520,088	4,272
	Takara Leben Real Estate Investment Corp.	7,756	4,267
	Zacros Corp.	156,220	4,247
	Nagawa Co. Ltd.	90,453	4,236
	Mirai Corp.	16,333	4,232
*	Atom Corp.	987,140	4,223
	Yonex Co. Ltd.	311,759	4,208
	Shibuya Corp.	172,721	4,179
	Riso Kagaku Corp.	411,356	4,164
	Heiwado Co. Ltd.	285,592	4,141
	Toa Corp.	550,064	4,140
	Daiichi Jitsugyo Co. Ltd.	226,069	4,117
	Lifedrink Co. Inc.	287,296	4,115
	Hiday Hidaka Corp.	229,585	4,064
	Fuji Media Holdings Inc.	371,733	4,059
	Nishio Holdings Co. Ltd.	135,985	4,056
	Ichigo Inc.	1,712,016	4,048
	SOSiLA Logistics REIT Inc.	6,041	4,045
	Kyokuto Kaihatsu Kogyo Co. Ltd.	251,067	4,042
	Itochu Enex Co. Ltd.	389,174	4,024
	Ogaki Kyoritsu Bank Ltd.	328,340	4,016
	Tri Chemical Laboratories Inc.	224,759	4,016
	Mitsuuroko Group Holdings Co. Ltd.	353,614	4,004
	Noevir Holdings Co. Ltd.	128,784	3,991
	Takara Standard Co. Ltd.	372,437	3,980
	Okamoto Industries Inc.	108,678	3,952
	Central Glass Co. Ltd.	188,290	3,949
	Sakata INX Corp.	359,648	3,948
	Nomura Co. Ltd.	698,757	3,945
	Argo Graphics Inc.	124,001	3,923
	Kumiai Chemical Industry Co. Ltd.	820,416	3,906
	Create SD Holdings Co. Ltd.	219,204	3,895
[2]	KH Neochem Co. Ltd.	301,745	3,887
*,2	Cybozu Inc.	213,632	3,880
	Menicon Co. Ltd.	439,877	3,879
	Shinmaywa Industries Ltd.	439,511	3,870
	Happinet Corp.	126,020	3,821
	Japan Lifeline Co. Ltd.	436,719	3,810
	Nohmi Bosai Ltd.	182,281	3,809
	United Arrows Ltd.	222,636	3,797
	Ricoh Leasing Co. Ltd.	114,253	3,793
	Tosei Corp.	238,702	3,789
	Tsuburaya Fields Holdings Inc.	325,258	3,768
	Sumitomo Densetsu Co. Ltd.	119,958	3,764
	Shibaura Mechatronics Corp.	76,200	3,761
	Nitta Corp.	159,700	3,752

Developed Markets Index Fund
		Shares	Market Value• ($000)
[2]	Itoki Corp.	362,000	3,744
	Daio Paper Corp.	708,827	3,736
	Nitto Kogyo Corp.	203,401	3,724
	Life Corp.	167,102	3,716
	WingArc1st Inc.	156,648	3,710
	Nichireki Group Co. Ltd.	219,102	3,708
	PILLAR Corp.	135,449	3,702
	Taihei Dengyo Kaisha Ltd.	116,040	3,689
	Wakita & Co. Ltd.	346,068	3,667
[2]	Nomura Micro Science Co. Ltd.	255,500	3,661
	Fuso Chemical Co. Ltd.	163,274	3,656
	Nippon Densetsu Kogyo Co. Ltd.	290,455	3,646
	Yuasa Trading Co. Ltd.	129,911	3,641
	Nichicon Corp.	521,815	3,598
	Japan Wool Textile Co. Ltd.	435,327	3,581
	Milbon Co. Ltd.	160,719	3,567
	Showa Sangyo Co. Ltd.	198,457	3,566
	Oiles Corp.	227,466	3,558
	Tsurumi Manufacturing Co. Ltd.	168,546	3,556
	Future Corp.	304,276	3,555
	ASKUL Corp.	332,102	3,542
	Furuno Electric Co. Ltd.	209,338	3,538
	T Hasegawa Co. Ltd.	180,526	3,537
	Prima Meat Packers Ltd.	250,379	3,525
	Sinko Industries Ltd.	438,414	3,521
	Pacific Industrial Co. Ltd.	407,841	3,509
	Fuji Co. Ltd.	268,418	3,507
	Shikoku Kasei Holdings Corp.	267,715	3,501
	Central Automotive Products Ltd.	113,847	3,493
[2]	Hioki EE Corp.	73,412	3,488
[2]	Tokyotokeiba Co. Ltd.	120,882	3,467
	Raksul Inc.	412,192	3,443
	United Super Markets Holdings Inc.	720,148	3,441
	SIGMAXYZ Holdings Inc.	582,184	3,441
	Toho Bank Ltd.	1,838,582	3,425
	TSI Holdings Co. Ltd.	512,149	3,423
	Idec Corp.	218,171	3,417
	TRE Holdings Corp.	357,181	3,408
	TPR Co. Ltd.	220,475	3,402
	Nissha Co. Ltd.	333,832	3,397
	Totech Corp.	204,200	3,397
	Nichiden Corp.	174,083	3,396
	Eiken Chemical Co. Ltd.	250,734	3,395
	Doutor Nichires Holdings Co. Ltd.	227,476	3,377
*	PKSHA Technology Inc.	141,166	3,374
	Piolax Inc.	209,681	3,363
	Senshu Electric Co. Ltd.	108,818	3,358
	Hibiya Engineering Ltd.	140,052	3,349
	Infomart Corp.	1,744,712	3,349
	JBCC Holdings Inc.	116,700	3,339
	Nissan Shatai Co. Ltd.	523,941	3,306
	Star Micronics Co. Ltd.	279,020	3,305
	Furuya Metal Co. Ltd.	145,200	3,301
	Onward Holdings Co. Ltd.	881,370	3,287
	Aichi Steel Corp.	100,485	3,282
	Sumitomo Mitsui Construction Co. Ltd.	1,255,816	3,281
*	HIS Co. Ltd.	357,744	3,278
[2]	Ryobi Ltd.	229,011	3,273
	Sekisui Jushi Corp.	244,323	3,273
	en japan Inc.	242,404	3,257
	Optorun Co. Ltd.	276,405	3,255
*	Fujita Kanko Inc.	64,327	3,254
[2]	Ise Chemicals Corp.	16,000	3,249
	IDOM Inc.	454,395	3,234
	Sumitomo Riko Co. Ltd.	314,709	3,222
	Kosaido Holdings Co. Ltd.	1,005,500	3,219
	UT Group Co. Ltd.	232,966	3,213
	Belc Co. Ltd.	75,602	3,205
	Torii Pharmaceutical Co. Ltd.	107,384	3,202
	Npr Riken Corp.	197,326	3,181

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Fukushima Galilei Co. Ltd.	190,286	3,180
	Elecom Co. Ltd.	337,148	3,165
	Shin-Etsu Polymer Co. Ltd.	305,125	3,163
[2]	Toyo Tanso Co. Ltd.	118,078	3,156
	Tsugami Corp.	321,207	3,138
	First Bank of Toyama Ltd.	463,707	3,130
	Mitsui DM Sugar Holdings Co. Ltd.	144,784	3,094
	Hosokawa Micron Corp.	116,486	3,091
[2]	Noritz Corp.	293,990	3,089
	Zuken Inc.	118,466	3,089
	eGuarantee Inc.	273,775	3,082
[2]	Optex Group Co. Ltd.	278,787	3,079
	AZ-COM Maruwa Holdings Inc.	439,082	3,074
	Kura Sushi Inc.	168,530	3,070
	Kyorin Pharmaceutical Co. Ltd.	322,206	3,068
	Sinanen Holdings Co. Ltd.	73,806	3,065
[2]	KeePer Technical Laboratory Co. Ltd.	102,133	3,061
	Uchida Yoko Co. Ltd.	69,265	3,051
	Digital Arts Inc.	80,185	3,045
	T-Gaia Corp.	181,311	3,045
	Prestige International Inc.	706,811	3,043
	DyDo Group Holdings Inc.	145,298	3,042
	TechMatrix Corp.	202,958	3,041
*,2	M&A Research Institute Holdings Inc.	237,513	3,037
	Tsukishima Holdings Co. Ltd.	320,806	3,036
	Ringer Hut Co. Ltd.	215,641	2,999
	BML Inc.	162,730	2,983
	Shofu Inc.	214,164	2,979
	Marusan Securities Co. Ltd.	470,619	2,972
	Mitani Sekisan Co. Ltd.	84,937	2,972
	Yurtec Corp.	301,557	2,968
	Nagaileben Co. Ltd.	213,081	2,965
	Tokai Corp.	204,568	2,953
	Nachi-Fujikoshi Corp.	147,826	2,952
	One REIT Inc.	2,016	2,946
	A&D HOLON Holdings Co. Ltd.	237,800	2,943
	Meisei Industrial Co. Ltd.	322,723	2,939
	Nippon Seiki Co. Ltd.	404,250	2,931
	Aisan Industry Co. Ltd.	262,983	2,916
	Tokyo Electron Device Ltd.	152,867	2,915
	Shin Nippon Air Technologies Co. Ltd.	227,706	2,911
	Keihanshin Building Co. Ltd.	276,762	2,891
	Kameda Seika Co. Ltd.	108,730	2,882
	Fujibo Holdings Inc.	83,848	2,878
	Sun Frontier Fudousan Co. Ltd.	234,357	2,873
	Shoei Foods Corp.	112,264	2,870
	San ju San Financial Group Inc.	198,247	2,856
	Japan Pulp & Paper Co. Ltd.	660,630	2,854
	ASAHI YUKIZAI Corp.	100,987	2,851
	Nextage Co. Ltd.	319,583	2,849
	Nippon Signal Co. Ltd.	483,241	2,840
	Pack Corp.	125,367	2,840
	Eagle Industry Co. Ltd.	217,549	2,833
	S Foods Inc.	162,788	2,819
	Yamanashi Chuo Bank Ltd.	237,027	2,818
	Nittetsu Mining Co. Ltd.	99,876	2,815
	Broadleaf Co. Ltd.	664,928	2,802
	Nikkiso Co. Ltd.	457,886	2,798
	Bando Chemical Industries Ltd.	232,285	2,797
	Matsuyafoods Holdings Co. Ltd.	67,483	2,790
	Takara Bio Inc.	420,023	2,790
	Koshidaka Holdings Co. Ltd.	390,416	2,790
	Computer Engineering & Consulting Ltd.	221,104	2,788
	Tachi-S Co. Ltd.	253,532	2,788
	Oyo Corp.	171,303	2,785
	Nippon Yakin Kogyo Co. Ltd.	109,837	2,779
	Strike Co. Ltd.	120,506	2,765
	Genky DrugStores Co. Ltd.	140,320	2,763
	Riken Vitamin Co. Ltd.	176,518	2,740
	Comture Corp.	193,049	2,735

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Mandom Corp.	335,641	2,725
	Axial Retailing Inc.	467,176	2,715
	I'll Inc.	156,885	2,704
	Oita Bank Ltd.	137,222	2,701
*,2	Chiyoda Corp.	1,323,764	2,699
	Kisoji Co. Ltd.	201,819	2,694
	Teikoku Sen-I Co. Ltd.	179,431	2,682
	Altech Corp.	164,300	2,681
	Vital KSK Holdings Inc.	339,715	2,678
	Avex Inc.	292,891	2,669
	CTI Engineering Co. Ltd.	172,400	2,669
[2]	K&O Energy Group Inc.	111,952	2,668
	Tokyu Construction Co. Ltd.	583,566	2,664
	Furukawa Co. Ltd.	262,216	2,659
	Okinawa Financial Group Inc.	161,498	2,650
	Torishima Pump Manufacturing Co. Ltd.	175,094	2,646
	Iriso Electronics Co. Ltd.	154,633	2,641
	Procrea Holdings Inc.	235,636	2,635
	Sanyo Chemical Industries Ltd.	101,120	2,632
	Valqua Ltd.	127,773	2,629
	Ishihara Sangyo Kaisha Ltd.	271,297	2,627
	Ryoyo Ryosan Holdings Inc.	170,285	2,627
	Joshin Denki Co. Ltd.	181,408	2,623
	MARUKA FURUSATO Corp.	160,479	2,623
[2]	Change Holdings Inc.	349,089	2,619
	Santec Holdings Corp.	56,493	2,619
	Orient Corp.	484,369	2,596
	Anicom Holdings Inc.	637,480	2,591
	Japan Transcity Corp.	401,788	2,589
	Yamaichi Electronics Co. Ltd.	180,112	2,589
	Hirata Corp.	75,674	2,587
	Komori Corp.	340,050	2,578
	Nissin Corp.	87,854	2,569
	RS Technologies Co. Ltd.	119,230	2,565
	Daikokutenbussan Co. Ltd.	41,968	2,549
	Tenma Corp.	139,961	2,541
	Doshisha Co. Ltd.	183,236	2,534
[2]	Vision Inc.	312,607	2,526
	Kamei Corp.	211,392	2,524
	Descente Ltd.	91,372	2,504
	Obara Group Inc.	98,792	2,501
	Tama Home Co. Ltd.	110,433	2,498
	Miyaji Engineering Group Inc.	197,680	2,498
	Union Tool Co.	79,241	2,494
	Oriental Shiraishi Corp.	1,006,276	2,490
	AOKI Holdings Inc.	295,125	2,487
[2]	Nippon Carbon Co. Ltd.	89,788	2,487
	Nippon Kanzai Holdings Co. Ltd.	146,541	2,486
	TOA ROAD Corp.	299,960	2,480
[2]	Weathernews Inc.	102,068	2,479
	Sato Holdings Corp.	178,558	2,475
	Seika Corp.	80,864	2,475
[2]	Roland Corp.	99,918	2,471
	Sala Corp.	434,300	2,464
	Goldcrest Co. Ltd.	124,153	2,459
	Plus Alpha Consulting Co. Ltd.	205,253	2,455
	Sanyo Special Steel Co. Ltd.	201,483	2,452
*,2	RENOVA Inc.	501,579	2,448
	TV Asahi Holdings Corp.	168,903	2,441
	Fixstars Corp.	182,150	2,431
	MEC Co. Ltd.	110,894	2,430
	Mirai Industry Co. Ltd.	104,400	2,426
	World Co. Ltd.	153,047	2,423
	ESPEC Corp.	141,872	2,415
	Curves Holdings Co. Ltd.	491,945	2,411
	Miyazaki Bank Ltd.	122,329	2,410
*,2	euglena Co. Ltd.	915,825	2,403
	Hakuto Co. Ltd.	86,157	2,396
	J Trust Co. Ltd.	782,285	2,394
[2]	Canon Electronics Inc.	158,603	2,393

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Okinawa Electric Power Co. Inc.	393,563	2,392
	Aeon Hokkaido Corp.	426,122	2,390
*	eRex Co. Ltd.	509,521	2,388
	Tachibana Eletech Co. Ltd.	144,106	2,385
	Anest Iwata Corp.	261,165	2,380
	Chori Co. Ltd.	96,572	2,373
	Insource Co. Ltd.	333,280	2,373
	Mirarth Holdings Inc.	728,445	2,372
	Arisawa Manufacturing Co. Ltd.	249,600	2,366
	Press Kogyo Co. Ltd.	668,639	2,361
	Asanuma Corp.	558,300	2,359
	Kyokuyo Co. Ltd.	90,016	2,347
	Kanto Denka Kogyo Co. Ltd.	381,372	2,345
	ASKA Pharmaceutical Holdings Co. Ltd.	177,205	2,343
	Restar Corp.	142,327	2,326
	Avant Group Corp.	182,500	2,318
	Sintokogio Ltd.	384,346	2,301
	Sagami Holdings Corp.	204,167	2,298
	Halows Co. Ltd.	78,294	2,290
	Hokuto Corp.	200,012	2,285
	Katakura Industries Co. Ltd.	181,710	2,282
[2]	Osaka Organic Chemical Industry Ltd.	125,562	2,282
	Starts Proceed Investment Corp.	2,064	2,277
	Starzen Co. Ltd.	123,860	2,274
	Shinagawa Refractories Co. Ltd.	205,044	2,272
	Nippon Ceramic Co. Ltd.	140,315	2,271
	Raiznext Corp.	229,200	2,267
	VT Holdings Co. Ltd.	719,577	2,263
[2]	Siix Corp.	297,474	2,257
	Yamae Group Holdings Co. Ltd.	181,100	2,248
	Denyo Co. Ltd.	119,417	2,243
	Bell System24 Holdings Inc.	275,203	2,242
	Macromill Inc.	290,181	2,241
	Mars Group Holdings Corp.	105,096	2,231
	Kurimoto Ltd.	80,844	2,221
	Shizuoka Gas Co. Ltd.	326,772	2,220
	Bank of Iwate Ltd.	124,973	2,218
	Aizawa Securities Group Co. Ltd.	199,407	2,214
	Geo Holdings Corp.	213,248	2,213
	Tosei REIT Investment Corp.	2,757	2,206
	Teikoku Electric Manufacturing Co. Ltd.	122,768	2,198
	Aida Engineering Ltd.	427,940	2,197
	Transaction Co. Ltd.	166,900	2,197
	SBS Holdings Inc.	145,393	2,185
	GLOBERIDE Inc.	179,031	2,183
	Iwaki Co. Ltd.	135,900	2,182
	SRA Holdings	81,723	2,179
	Chubu Steel Plate Co. Ltd.	139,400	2,175
	Riken Technos Corp.	320,819	2,170
	Saibu Gas Holdings Co. Ltd.	197,537	2,167
	Hokuetsu Industries Co. Ltd.	188,600	2,164
	Imperial Hotel Ltd.	371,100	2,160
	Futaba Industrial Co. Ltd.	476,128	2,156
	Bank of the Ryukyus Ltd.	319,805	2,153
	Tanseisha Co. Ltd.	343,079	2,152
	Sakai Moving Service Co. Ltd.	137,812	2,151
	Krosaki Harima Corp.	133,060	2,148
	Retail Partners Co. Ltd.	268,335	2,144
	Samty Residential Investment Corp.	3,626	2,140
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	112,140	2,136
[2]	Septeni Holdings Co. Ltd.	852,200	2,135
	ES-Con Japan Ltd.	343,651	2,120
	Komehyo Holdings Co. Ltd.	85,700	2,115
	Shinnihon Corp.	214,048	2,107
	HI-LEX Corp.	216,191	2,101
*,2	Remixpoint Inc.	1,040,638	2,094
	Takamatsu Construction Group Co. Ltd.	117,882	2,093
	NS United Kaiun Kaisha Ltd.	81,827	2,093
	Yahagi Construction Co. Ltd.	207,929	2,088
	Hochiki Corp.	126,876	2,087

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Matsuda Sangyo Co. Ltd.	102,237	2,084
	Nissei ASB Machine Co. Ltd.	65,120	2,084
	ESCON Japan REIT Investment Corp.	2,910	2,078
	Alconix Corp.	214,329	2,075
	Matsuya Co. Ltd.	319,747	2,074
[2]	West Holdings Corp.	177,600	2,036
	Shikoku Bank Ltd.	277,142	2,031
	J-Oil Mills Inc.	148,119	2,030
	Daikyonishikawa Corp.	498,688	2,028
	JAC Recruitment Co. Ltd.	456,156	2,025
	Rock Field Co. Ltd.	208,405	2,021
	Sankei Real Estate Inc.	4,218	2,020
	gremz Inc.	124,055	2,019
	France Bed Holdings Co. Ltd.	244,175	2,015
	Health Care & Medical Investment Corp.	2,973	2,010
[2]	Japan Investment Adviser Co. Ltd.	281,700	2,010
	Asahi Diamond Industrial Co. Ltd.	385,774	2,009
*	Miyakoshi Holdings Inc.	164,700	2,007
	Kyoei Steel Ltd.	173,132	2,005
	Unipres Corp.	292,605	1,993
	Daiwa Industries Ltd.	205,518	1,989
	JP-Holdings Inc.	466,003	1,988
	Marudai Food Co. Ltd.	188,743	1,987
	Ichiyoshi Securities Co. Ltd.	327,046	1,986
	Tamura Corp.	616,561	1,985
	METAWATER Co. Ltd.	173,035	1,984
	Tonami Holdings Co. Ltd.	52,574	1,982
	m-up Holdings Inc.	191,300	1,968
	Stella Chemifa Corp.	70,695	1,966
	Xebio Holdings Co. Ltd.	271,933	1,961
	Seikagaku Corp.	386,159	1,960
	Yondoshi Holdings Inc.	163,459	1,953
	Ehime Bank Ltd.	275,670	1,950
	Yokowo Co. Ltd.	173,324	1,940
	Ines Corp.	168,450	1,936
	Sumitomo Seika Chemicals Co. Ltd.	63,878	1,927
	Itochu-Shokuhin Co. Ltd.	42,613	1,926
	Sanyo Electric Railway Co. Ltd.	149,720	1,923
	Pasona Group Inc.	148,492	1,918
[2]	Toyo Gosei Co. Ltd.	56,494	1,917
[2]	Kappa Create Co. Ltd.	189,239	1,916
	Chiyoda Co. Ltd.	232,535	1,914
	Pressance Corp.	151,070	1,913
	Yokorei Co. Ltd.	354,668	1,912
	Aichi Corp.	208,984	1,911
	Seikitokyu Kogyo Co. Ltd.	192,800	1,905
	Genki Global Dining Concepts Corp.	85,440	1,891
	JDC Corp.	576,119	1,886
	St. Marc Holdings Co. Ltd.	109,869	1,885
	Toho Titanium Co. Ltd.	280,844	1,884
	Nafco Co. Ltd.	141,500	1,884
	JM Holdings Co. Ltd.	117,219	1,883
	G-Tekt Corp.	169,201	1,871
	Fujicco Co. Ltd.	174,244	1,870
	Godo Steel Ltd.	74,351	1,866
[2]	Sumiseki Holdings Inc.	383,400	1,863
	Cosel Co. Ltd.	275,965	1,857
	Ki-Star Real Estate Co. Ltd.	68,071	1,851
	Sakai Chemical Industry Co. Ltd.	112,092	1,849
	Kawada Technologies Inc.	106,801	1,845
[2]	OSAKA Titanium Technologies Co. Ltd.	157,480	1,836
	Toenec Corp.	294,615	1,835
	Toyo Corp.	201,849	1,830
	Softcreate Holdings Corp.	125,666	1,826
	Topy Industries Ltd.	144,651	1,825
*	Nippon Sheet Glass Co. Ltd.	809,843	1,824
	Shibusawa Warehouse Co. Ltd.	93,880	1,822
	Belluna Co. Ltd.	371,088	1,821
	Fukui Bank Ltd.	156,095	1,807
	Nittoku Co. Ltd.	138,900	1,806

Developed Markets Index Fund
		Shares	Market Value• ($000)
*,2	Oisix ra daichi Inc.	227,159	1,805
	M&A Capital Partners Co. Ltd.	107,370	1,804
	Chofu Seisakusho Co. Ltd.	146,862	1,797
	Osaka Steel Co. Ltd.	96,726	1,797
	Daito Pharmaceutical Co. Ltd.	135,600	1,790
	PHC Holdings Corp.	295,598	1,789
	Miroku Jyoho Service Co. Ltd.	143,048	1,782
	JCR Pharmaceuticals Co. Ltd.	465,249	1,781
	Akita Bank Ltd.	126,125	1,774
	Shin Nippon Biomedical Laboratories Ltd.	168,821	1,774
	Chubu Shiryo Co. Ltd.	211,910	1,772
	Software Service Inc.	22,100	1,767
	Tochigi Bank Ltd.	986,233	1,764
	Fukuda Corp.	53,135	1,758
	Enplas Corp.	57,290	1,741
	Gakken Holdings Co. Ltd.	256,474	1,724
	Link & Motivation Inc.	463,359	1,719
	Shinwa Co. Ltd.	90,412	1,714
	Mitsuba Corp.	280,625	1,709
	Aiphone Co. Ltd.	97,945	1,699
	Nippon Fine Chemical Co. Ltd.	112,301	1,694
	MTI Ltd.	230,475	1,693
	Nippon Parking Development Co. Ltd.	1,251,031	1,693
*	Chiyoda Integre Co. Ltd.	82,247	1,692
	Onoken Co. Ltd.	177,459	1,688
	Osaki Electric Co. Ltd.	342,330	1,680
	Key Coffee Inc.	128,419	1,664
	Sodick Co. Ltd.	356,787	1,658
	Qol Holdings Co. Ltd.	177,871	1,656
	Akatsuki Inc.	91,102	1,656
	Hoosiers Holdings Co. Ltd.	250,637	1,651
	Zenrin Co. Ltd.	313,363	1,649
	LEC Inc.	202,390	1,648
	Toyo Kanetsu KK	59,571	1,647
	TOC Co. Ltd.	408,712	1,644
	ST Corp.	166,618	1,631
	Hokkaido Gas Co. Ltd.	459,930	1,623
	Ryoden Corp.	104,476	1,622
	Gree Inc.	561,894	1,619
	Mitsubishi Research Institute Inc.	52,879	1,617
	Daiki Aluminium Industry Co. Ltd.	240,880	1,614
	Kyokuto Securities Co. Ltd.	171,859	1,609
	Shima Seiki Manufacturing Ltd.	242,907	1,604
[2]	BRONCO BILLY Co. Ltd.	69,362	1,604
[2]	Alpen Co. Ltd.	120,891	1,602
*,2	Fujio Food Group Inc.	216,873	1,601
	Artnature Inc.	303,934	1,586
	Shinsho Corp.	40,472	1,580
	Fudo Tetra Corp.	116,707	1,575
	Nippon Denko Co. Ltd.	873,427	1,572
	JSB Co. Ltd.	90,500	1,571
	EM Systems Co. Ltd.	317,049	1,564
	Yamagata Bank Ltd.	245,906	1,554
	Nippon Road Co. Ltd.	138,460	1,553
	NEC Capital Solutions Ltd.	61,730	1,534
	GMO Financial Holdings Inc.	353,600	1,534
	Wellneo Sugar Co. Ltd.	108,947	1,531
	Okuwa Co. Ltd.	272,444	1,526
[2]	giftee Inc.	186,530	1,524
	KPP Group Holdings Co. Ltd.	372,700	1,515
*	Istyle Inc.	542,867	1,512
	DKS Co. Ltd.	62,542	1,509
	Sparx Group Co. Ltd.	156,087	1,507
*	SRE Holdings Corp.	77,664	1,507
	Neturen Co. Ltd.	243,419	1,505
	Cawachi Ltd.	92,731	1,503
	Moriroku Holdings Co. Ltd.	119,003	1,498
	Amvis Holdings Inc.	324,015	1,494
	Dai Nippon Toryo Co. Ltd.	203,805	1,492
	Proto Corp.	181,232	1,483

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Sumida Corp.	266,273	1,482
	Komatsu Matere Co. Ltd.	275,864	1,479
[2]	Carta Holdings Inc.	167,989	1,479
	Daikoku Denki Co. Ltd.	77,900	1,474
	Okabe Co. Ltd.	303,587	1,467
	Rheon Automatic Machinery Co. Ltd.	158,842	1,464
	Nitto Kohki Co. Ltd.	85,400	1,463
	Nippon Thompson Co. Ltd.	461,492	1,463
	Tokushu Tokai Paper Co. Ltd.	63,206	1,454
	Tayca Corp.	146,054	1,451
	Bank of Saga Ltd.	102,957	1,434
	Tekken Corp.	93,688	1,433
	Kyodo Printing Co. Ltd.	56,296	1,428
[2]	Fujiya Co. Ltd.	84,299	1,410
*	Net Protections Holdings Inc.	419,200	1,388
	FULLCAST Holdings Co. Ltd.	148,718	1,385
	Mie Kotsu Group Holdings Inc.	442,137	1,384
	Base Co. Ltd.	76,706	1,384
	Koa Corp.	221,907	1,377
	Daiho Corp.	65,165	1,371
	Management Solutions Co. Ltd.	128,165	1,368
	Honeys Holdings Co. Ltd.	131,390	1,366
	Shinko Shoji Co. Ltd.	216,046	1,366
	FIDEA Holdings Co. Ltd.	153,055	1,362
	Kenko Mayonnaise Co. Ltd.	107,401	1,361
	CMK Corp.	504,139	1,360
	Vector Inc.	207,090	1,358
	JSP Corp.	98,524	1,353
	Warabeya Nichiyo Holdings Co. Ltd.	104,496	1,341
	Icom Inc.	75,868	1,323
	Gamecard-Joyco Holdings Inc.	85,600	1,323
	Fuji Pharma Co. Ltd.	129,413	1,305
*	Pacific Metals Co. Ltd.	141,158	1,299
	Nihon Nohyaku Co. Ltd.	287,263	1,279
	Nippon Beet Sugar Manufacturing Co. Ltd.	82,970	1,278
	Towa Bank Ltd.	314,177	1,271
	Feed One Co. Ltd.	252,035	1,271
	Hodogaya Chemical Co. Ltd.	52,718	1,268
	G-7 Holdings Inc.	134,959	1,257
	Kojima Co. Ltd.	192,155	1,255
[2]	Okura Industrial Co. Ltd.	65,997	1,255
	ZIGExN Co. Ltd.	417,130	1,254
	Giken Ltd.	111,989	1,246
	Koatsu Gas Kogyo Co. Ltd.	242,289	1,244
	Kyosan Electric Manufacturing Co. Ltd.	363,004	1,238
	Riso Kyoiku Co. Ltd.	644,822	1,236
	Universal Entertainment Corp.	185,226	1,211
	Yamashin-Filter Corp.	300,744	1,210
	Pharma Foods International Co. Ltd.	188,050	1,180
	Central Security Patrols Co. Ltd.	62,215	1,178
	Maxvalu Tokai Co. Ltd.	55,665	1,177
[2]	Taki Chemical Co. Ltd.	53,467	1,165
	Studio Alice Co. Ltd.	86,834	1,158
	Kanagawa Chuo Kotsu Co. Ltd.	47,971	1,155
	Tokyo Energy & Systems Inc.	165,480	1,149
	Toa Corp. (XTKS)	181,291	1,148
	V Technology Co. Ltd.	75,853	1,138
*	PIA Corp.	57,053	1,137
	Yorozu Corp.	148,414	1,136
	Daido Metal Co. Ltd.	341,156	1,128
	Tomoku Co. Ltd.	76,805	1,122
	COLOPL Inc.	369,126	1,120
	Arakawa Chemical Industries Ltd.	160,249	1,116
	Maezawa Kyuso Industries Co. Ltd.	130,354	1,112
	Futaba Corp.	345,911	1,104
	Pronexus Inc.	131,344	1,103
	Nichiban Co. Ltd.	82,009	1,098
	Trancom Co. Ltd.	16,899	1,096
	Ministop Co. Ltd.	101,283	1,089
	Ichikoh Industries Ltd.	429,094	1,085

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Elan Corp.	233,686	1,085
	Kanaden Corp.	113,906	1,081
[2]	Intage Holdings Inc.	107,076	1,079
	Chuo Spring Co. Ltd.	124,480	1,077
	Solasto Corp.	354,342	1,062
	YAKUODO Holdings Co. Ltd.	82,172	1,058
	Inui Global Logistics Co. Ltd.	98,653	1,056
	Alpha Systems Inc.	49,538	1,051
	Takaoka Toko Co. Ltd.	79,640	1,040
[2]	Tsubaki Nakashima Co. Ltd.	347,076	1,031
	S-Pool Inc.	507,425	1,020
	Hisaka Works Ltd.	151,059	1,014
	Yukiguni Maitake Co. Ltd.	147,769	1,011
	Aeon Fantasy Co. Ltd.	52,673	1,004
[2]	YA-MAN Ltd.	222,248	1,004
	Nihon Tokushu Toryo Co. Ltd.	123,720	994
	Marvelous Inc.	268,795	992
	CTS Co. Ltd.	173,128	988
*	Nippon Chemi-Con Corp.	162,572	988
	Kintetsu Department Store Co. Ltd.	74,618	980
[2]	FP Partner Inc.	75,023	974
	Advan Group Co. Ltd.	157,532	970
	Ebase Co. Ltd.	228,612	965
*	Jamco Corp.	98,780	960
	Achilles Corp.	104,246	954
	WATAMI Co. Ltd.	154,758	951
	Fukui Computer Holdings Inc.	48,844	943
	BrainPad Inc.	121,830	943
	FAN Communications Inc.	368,544	938
	Nihon Chouzai Co. Ltd.	102,730	934
	Sankyo Seiko Co. Ltd.	236,436	932
	Shindengen Electric Manufacturing Co. Ltd.	59,058	927
	Furukawa Battery Co. Ltd.	105,797	927
	Tv Tokyo Holdings Corp.	45,183	923
	Midac Holdings Co. Ltd.	93,756	922
*	Demae-Can Co. Ltd.	573,600	903
	Central Sports Co. Ltd.	57,829	891
[2]	Inaba Seisakusho Co. Ltd.	77,413	880
	World Holdings Co. Ltd.	70,135	878
	Nippon Rietec Co. Ltd.	107,597	876
	CAC Holdings Corp.	83,513	872
	Asahi Co. Ltd.	90,210	865
	Nihon Trim Co. Ltd.	36,619	863
	Sankyo Tateyama Inc.	205,761	862
	ValueCommerce Co. Ltd.	115,611	857
[2]	Oro Co. Ltd.	52,722	847
*	Gurunavi Inc.	498,396	846
	Fuso Pharmaceutical Industries Ltd.	51,742	831
*	TerraSky Co. Ltd.	57,646	831
	DKK Co. Ltd.	79,428	824
	LITALICO Inc.	144,752	816
	Hokkan Holdings Ltd.	76,229	808
	Sanoh Industrial Co. Ltd.	170,665	801
	Nippon Sharyo Ltd.	56,431	797
	Shimojima Co. Ltd.	94,172	797
	Tsutsumi Jewelry Co. Ltd.	56,370	791
	WDB Holdings Co. Ltd.	74,162	776
	Nisso Holdings Co. Ltd.	157,507	776
	Digital Holdings Inc.	99,939	767
*	Sourcenext Corp.	696,688	766
	Rokko Butter Co. Ltd.	90,786	760
	Nippon Coke & Engineering Co. Ltd.	1,236,550	748
	Melco Holdings Inc.	53,290	744
[2]	Iseki & Co. Ltd.	121,629	718
	Airport Facilities Co. Ltd.	195,162	712
	Taisei Lamick Co. Ltd.	45,221	710
*,2	W-Scope Corp.	397,880	692
	Amuse Inc.	75,394	685
	Shimizu Bank Ltd.	74,898	682
	SBI ARUHI Corp.	126,295	660

Developed Markets Index Fund
		Shares	Market Value• ($000)
	GMO GlobalSign Holdings KK	44,341	658
	Yushin Precision Equipment Co. Ltd.	156,000	653
*	Optim Corp.	146,893	649
	Sanshin Electronics Co. Ltd.	52,111	648
*	KNT-CT Holdings Co. Ltd.	84,869	640
	Nakayama Steel Works Ltd.	133,863	634
	Kanamic Network Co. Ltd.	199,106	633
*,2	Japan Display Inc.	4,984,772	628
	Atrae Inc.	125,093	623
	LIFULL Co. Ltd.	478,903	617
	Airtrip Corp.	85,009	613
*,2	Kourakuen Corp.	90,163	610
	Tokyo Individualized Educational Institute Inc.	282,737	610
	Gecoss Corp.	94,435	607
	Corona Corp.	97,486	594
	Ohara Inc.	80,397	582
	Cleanup Corp.	133,388	549
	Taiho Kogyo Co. Ltd.	117,011	485
	Tosho Co. Ltd.	121,563	484
[2]	Abalance Corp.	103,200	481
	Shimadaya Corp.	53,290	469
[2]	Kitanotatsujin Corp.	488,910	462
	Daisyo Corp.	67,791	461
*	Gunosy Inc.	102,774	445
	CHIMNEY Co. Ltd.	53,904	418
	Tess Holdings Co. Ltd.	227,961	399
[2]	Takatori Corp.	39,671	398
	Fibergate Inc.	69,541	393
	Media Do Co. Ltd.	42,088	379
	Sekisui Kasei Co. Ltd.	166,741	374
*,2	Open Door Inc.	94,896	372
*	FDK Corp.	107,188	361
	IR Japan Holdings Ltd.	75,174	353
	Takamiya Co. Ltd.	134,308	347
	Japan Medical Dynamic Marketing Inc.	88,564	343
[2]	Medical Data Vision Co. Ltd.	116,903	290
			41,812,685
Netherlands (3.4%)
	ASML Holding NV	3,408,883	2,387,698
	Prosus NV	11,652,547	463,152
	ING Groep NV	27,276,491	427,466
*,1	Adyen NV	258,916	384,769
	Wolters Kluwer NV	2,044,346	339,656
	Koninklijke Ahold Delhaize NV	8,118,989	265,324
	ASM International NV	402,743	232,860
*	Koninklijke Philips NV	6,888,593	174,497
	Heineken NV	2,383,474	169,868
	Universal Music Group NV	6,518,476	166,737
	DSM-Firmenich AG	1,496,955	151,318
	Koninklijke KPN NV	32,778,966	119,526
	NN Group NV	2,374,887	103,565
	ArcelorMittal SA	4,198,269	97,544
	BE Semiconductor Industries NV	674,306	92,426
	Akzo Nobel NV	1,476,164	88,604
	EXOR NV	865,818	79,375
	IMCD NV	492,847	73,242
	Heineken Holding NV	1,128,700	67,671
[1]	ABN AMRO Bank NV	4,295,713	66,290
	ASR Nederland NV	1,273,908	60,589
	Aegon Ltd.	8,714,523	51,858
*,1	CVC Capital Partners plc	1,828,940	40,443
	Randstad NV	910,869	38,350
	Arcadis NV	629,336	38,298
*	InPost SA	2,060,502	35,177
	Aalberts NV	832,224	29,591
[1]	Signify NV	1,092,685	24,403
	Koninklijke Vopak NV	539,647	23,753
	JDE Peet's NV	1,338,465	22,996
*,1	Just Eat Takeaway.com NV	1,619,681	22,086

Developed Markets Index Fund
		Shares	Market Value• ($000)
	SBM Offshore NV	1,212,112	21,345
	Fugro NV	975,433	16,902
[1]	CTP NV	1,014,017	15,614
	Allfunds Group plc	2,879,604	15,067
	Van Lanschot Kempen NV	271,944	12,267
	TKH Group NV	347,249	11,985
*	Galapagos NV	424,599	11,671
	Corbion NV	515,763	11,530
	OCI NV	964,415	10,802
*,1	Basic-Fit NV	452,920	10,573
	Koninklijke BAM Groep NV	2,338,363	10,166
	APERAM SA	371,852	9,739
*	Havas NV	5,768,626	9,695
	Eurocommercial Properties NV	363,661	8,354
	Flow Traders Ltd.	291,064	6,517
	Wereldhave NV	301,350	4,298
[2]	PostNL NV	3,104,156	3,347
	NSI NV	160,773	3,154
[2]	AMG Critical Materials NV	209,236	3,009
	Sligro Food Group NV	252,914	2,925
*,2	TomTom NV	561,115	2,901
*,1,2	Alfen NV	180,039	2,240
	Vastned Retail NV	96,276	2,137
[2]	Brunel International NV	159,610	1,494
[1]	B&S Group Sarl	201,844	869
			6,547,733
New Zealand (0.3%)
	Fisher & Paykel Healthcare Corp. Ltd.	4,991,964	107,293
	Auckland International Airport Ltd.	14,395,768	69,987
	Infratil Ltd.	8,350,074	58,857
	Contact Energy Ltd.	6,916,529	36,718
	Meridian Energy Ltd.	10,763,063	35,559
	Mainfreight Ltd.	697,942	28,693
	EBOS Group Ltd.	1,366,046	28,303
	Spark New Zealand Ltd.	15,957,600	26,333
*	a2 Milk Co. Ltd.	6,211,336	21,892
	Mercury NZ Ltd.	5,965,722	19,520
	Summerset Group Holdings Ltd.	2,044,936	15,015
*	Fletcher Building Ltd.	9,275,843	14,773
*	Ryman Healthcare Ltd.	5,204,072	13,696
	Goodman Property Trust	9,190,190	10,326
	Freightways Group Ltd.	1,480,520	8,811
	Precinct Properties Group	11,493,950	7,574
	Kiwi Property Group Ltd.	13,614,424	6,856
	Genesis Energy Ltd.	4,951,853	6,241
	SKYCITY Entertainment Group Ltd.	6,649,841	5,405
	Vector Ltd.	2,098,683	4,584
	Air New Zealand Ltd.	12,836,851	4,313
	Argosy Property Ltd.	7,066,284	3,945
	Stride Property Group	4,684,592	3,440
*	Oceania Healthcare Ltd.	5,753,155	2,344
	Scales Corp. Ltd.	918,887	2,082
	SKY Network Television Ltd.	1,159,530	1,684
			544,244
Norway (0.7%)
	DNB Bank ASA	8,529,981	170,296
	Equinor ASA	7,087,169	168,101
	Kongsberg Gruppen ASA	639,850	71,987
	Mowi ASA	3,829,084	65,624
	Norsk Hydro ASA	11,157,330	61,373
	Telenor ASA	5,362,694	59,832
	Orkla ASA	6,592,585	57,033
	Aker BP ASA	2,650,682	52,108
	Storebrand ASA	3,668,992	39,125
	Yara International ASA	1,411,374	37,362
	Subsea 7 SA	2,045,781	32,549
	SpareBank 1 Sor-Norge ASA	2,073,912	26,752
	Salmar ASA	551,424	26,209
	TOMRA Systems ASA	2,024,993	26,206

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Gjensidige Forsikring ASA	1,472,003	26,003
	Bakkafrost P/F	440,154	24,538
	Var Energi ASA	7,696,544	24,025
	Schibsted ASA Class A	735,681	22,741
	Schibsted ASA Class B	733,816	21,612
	TGS ASA	1,704,029	17,074
	Frontline plc	1,233,498	16,955
	SpareBank 1 SMN	1,104,484	16,635
*	Nordic Semiconductor ASA	1,640,526	14,502
	Protector Forsikring ASA	565,187	14,164
	Borregaard ASA	867,185	13,915
	Hafnia Ltd.	2,505,191	13,399
	Veidekke ASA	935,327	11,694
	Leroy Seafood Group ASA	2,421,508	10,466
	Hoegh Autoliners ASA	1,048,367	10,459
*	Cadeler A/S	1,824,313	10,219
	Aker ASA Class A	209,003	10,090
*	DOF Group ASA	1,349,889	10,041
*,1	AutoStore Holdings Ltd.	9,349,143	9,160
	Golden Ocean Group Ltd.	1,038,090	9,078
[1]	Europris ASA	1,420,524	9,071
	Atea ASA	713,336	8,862
[1]	BW LPG Ltd.	723,361	8,035
*,1	Crayon Group Holding ASA	701,402	7,695
*,1	Scatec ASA	1,080,636	7,559
	Wallenius Wilhelmsen ASA	881,115	7,259
	DNO ASA	7,460,233	6,886
	Austevoll Seafood ASA	758,437	6,504
	Aker Solutions ASA	2,264,673	6,232
*,1	Entra ASA	610,497	6,200
	MPC Container Ships ASA	3,232,589	5,896
	FLEX LNG Ltd.	259,395	5,822
*	Hexagon Composites ASA	1,206,415	4,824
	Stolt-Nielsen Ltd.	185,364	4,708
	Wilh Wilhelmsen Holding ASA Class A	112,973	4,066
	Bonheur ASA	167,373	3,835
*,1	Elkem ASA	2,450,285	3,777
*,2	NEL ASA	14,187,183	3,394
[2]	Grieg Seafood ASA	421,627	2,301
[2]	Borr Drilling Ltd.	603,186	2,161
	BW Offshore Ltd.	708,107	1,869
*	Aker Carbon Capture ASA	2,790,423	1,556
*	BW Energy Ltd.	583,196	1,201
*,2	Cavendish Hydrogen ASA	50,704	38
			1,321,078
Poland (0.4%)
	Powszechna Kasa Oszczednosci Bank Polski SA	7,378,003	106,809
	ORLEN SA	5,001,310	57,328
	Powszechny Zaklad Ubezpieczen SA	4,850,664	53,881
	Bank Polska Kasa Opieki SA	1,528,420	51,090
	LPP SA	11,059	41,610
*,1	Dino Polska SA	416,823	39,427
	Santander Bank Polska SA	335,219	37,212
	KGHM Polska Miedz SA	1,181,521	32,921
*,1	Allegro.eu SA	4,839,920	31,716
[2]	CD Projekt SA	643,348	29,839
*	CCC SA	395,971	17,638
	Alior Bank SA	797,061	16,599
	KRUK SA	151,113	15,225
*	mBank SA	110,724	14,725
	Grupa Kety SA	83,705	13,857
	Benefit Systems SA	19,742	13,830
	Budimex SA	109,975	12,431
*	Bank Millennium SA	5,266,123	11,357
*	PGE Polska Grupa Energetyczna SA	7,571,717	11,150
	Asseco Poland SA	442,160	10,271
	Orange Polska SA	5,716,841	10,216
[1]	XTB SA	570,651	9,731
*	Tauron Polska Energia SA	8,250,880	7,499

Developed Markets Index Fund
		Shares	Market Value• ($000)
*	Enea SA	2,221,745	6,948
	Bank Handlowy w Warszawie SA	281,340	6,036
*	Pepco Group NV	1,291,677	5,137
*	Cyfrowy Polsat SA	1,270,208	4,351
	AmRest Holdings SE	624,892	2,800
	Warsaw Stock Exchange	230,978	2,259
*,2	Jastrzebska Spolka Weglowa SA	434,382	2,173
*,2	Grupa Azoty SA	396,346	1,791
			677,857
Portugal (0.2%)
	EDP SA	26,017,552	83,231
	Galp Energia SGPS SA	3,736,442	61,930
	Jeronimo Martins SGPS SA	2,383,137	45,502
	Banco Comercial Portugues SA Class R	66,263,724	31,803
	EDP Renovaveis SA	2,589,454	26,895
	REN - Redes Energeticas Nacionais SGPS SA	3,349,799	7,914
	Sonae SGPS SA	7,985,113	7,549
	Navigator Co. SA	1,851,360	6,888
	NOS SGPS SA	1,635,317	5,641
	CTT-Correios de Portugal SA	934,005	5,227
[2]	Corticeira Amorim SGPS SA	449,157	3,738
	Altri SGPS SA	613,537	3,388
[2]	Mota-Engil SGPS SA	685,151	2,063
	Semapa-Sociedade de Investimento e Gestao	129,788	1,910
			293,679
Singapore (1.2%)
	DBS Group Holdings Ltd.	17,433,051	558,650
	Oversea-Chinese Banking Corp. Ltd.	30,445,831	371,837
	United Overseas Bank Ltd.	10,493,949	278,676
	Singapore Telecommunications Ltd.	65,016,093	146,470
	CapitaLand Integrated Commercial Trust	47,212,057	66,579
	Singapore Exchange Ltd.	7,111,369	66,289
	Keppel Ltd.	12,309,227	61,671
	CapitaLand Ascendas REIT	30,883,728	57,998
[2]	Singapore Airlines Ltd.	11,967,453	56,420
	Singapore Technologies Engineering Ltd.	13,210,680	45,077
	Wilmar International Ltd.	17,208,600	39,059
	Capitaland Investment Ltd.	19,870,330	38,093
	Sembcorp Industries Ltd.	7,846,013	31,741
	Genting Singapore Ltd.	50,113,028	28,113
	Thai Beverage PCL	70,358,700	28,099
	Mapletree Industrial Trust	17,081,149	27,615
	Mapletree Logistics Trust	29,209,802	27,131
*	Seatrium Ltd.	17,579,250	26,645
	Keppel DC REIT	14,215,419	22,663
	Venture Corp. Ltd.	2,255,736	21,698
	SATS Ltd.	7,754,203	20,669
	ComfortDelGro Corp. Ltd.	17,906,059	19,406
	Mapletree Pan Asia Commercial Trust	19,808,482	17,528
	NetLink NBN Trust	25,491,744	16,241
	UOL Group Ltd.	4,269,958	16,127
	Frasers Logistics & Commercial Trust	24,909,534	16,017
	Suntec REIT	18,346,181	15,714
	City Developments Ltd.	3,954,489	14,788
	Frasers Centrepoint Trust	9,558,983	14,750
	CapitaLand Ascott Trust	21,430,886	13,649
	Keppel REIT	20,566,572	13,099
	Keppel Infrastructure Trust	37,215,381	12,265
	Jardine Cycle & Carriage Ltd.	588,818	12,217
	ESR-REIT	57,935,657	10,763
	Golden Agri-Resources Ltd.	55,055,532	10,682
	Parkway Life REIT	3,369,566	9,254
	Olam Group Ltd.	9,993,510	8,931
	iFAST Corp. Ltd.	1,395,169	7,570
	Sheng Siong Group Ltd.	5,901,973	7,091
	Hutchison Port Holdings Trust	42,790,324	7,020
	Capitaland India Trust	8,513,994	6,652
	PARAGON REIT	9,445,593	6,090
	Lendlease Global Commercial REIT	14,651,767	5,886

Developed Markets Index Fund
		Shares	Market Value• ($000)
	CapitaLand China Trust	10,048,148	5,294
	Singapore Post Ltd.	12,758,368	4,950
	AIMS APAC REIT	5,408,413	4,945
	CDL Hospitality Trusts	7,686,512	4,835
	Raffles Medical Group Ltd.	7,743,194	4,823
	First Resources Ltd.	4,260,032	4,649
	Starhill Global REIT	12,355,370	4,522
	Cromwell European REIT	2,727,826	4,461
	Digital Core REIT Management Pte. Ltd.	7,532,070	4,372
	StarHub Ltd.	4,765,574	4,222
	OUE REIT	18,618,235	3,886
	Riverstone Holdings Ltd.	4,845,573	3,872
	UMS Holdings Ltd.	5,048,692	3,806
	Far East Hospitality Trust	8,318,059	3,713
	SIA Engineering Co. Ltd.	2,070,116	3,592
*	AEM Holdings Ltd.	2,463,504	2,597
	First REIT	10,309,716	1,929
	Bumitama Agri Ltd.	2,741,008	1,753
*	Keppel Pacific Oak US REIT	7,131,557	1,463
*	Manulife US REIT	13,166,219	1,173
	Nanofilm Technologies International Ltd.	1,506,479	833
*	COSCO Shipping International Singapore Co. Ltd.	7,470,216	738
	Prime US REIT	3,473,400	594
*,2,3	Ezra Holdings Ltd.	4,475,766	—
*,3	Eagle Hospitality Trust	4,532,200	—
			2,359,955
South Korea (3.5%)
	Samsung Electronics Co. Ltd. (XKRX)	41,239,807	1,471,717
	SK Hynix Inc.	4,665,584	534,631
	Hyundai Motor Co.	1,179,098	167,397
	Celltrion Inc.	1,312,790	165,437
	KB Financial Group Inc.	2,832,825	159,519
*	NAVER Corp.	1,173,204	156,541
	Kia Corp.	2,144,532	145,119
	Shinhan Financial Group Co. Ltd.	4,180,573	135,563
	POSCO Holdings Inc.	645,047	110,034
*,1	Samsung Biologics Co. Ltd.	152,408	97,658
	Hyundai Mobis Co. Ltd.	529,320	84,181
	Hana Financial Group Inc.	2,184,911	83,602
*	LG Energy Solution Ltd.	343,739	80,275
*	Alteogen Inc.	364,400	75,700
*	Samsung SDI Co. Ltd. (XKRX)	451,150	74,570
	Kakao Corp.	2,867,073	73,473
	LG Chem Ltd. (XKRX)	407,406	68,253
	Samsung Fire & Marine Insurance Co. Ltd.	268,858	65,089
*	Krafton Inc.	304,198	64,102
	Woori Financial Group Inc.	5,866,197	61,122
	KT&G Corp.	833,842	60,335
	Hanwha Aerospace Co. Ltd.	267,596	59,002
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	370,934	57,046
	Samsung C&T Corp.	716,941	55,397
	Meritz Financial Group Inc.	771,139	54,178
	LG Electronics Inc. (XKRX)	927,004	52,083
*	HLB Inc.	1,021,491	50,150
	HD Hyundai Electric Co. Ltd.	188,388	48,436
*	Doosan Enerbility Co. Ltd.	3,656,708	42,992
*	Samsung Heavy Industries Co. Ltd.	5,603,740	42,754
	Korea Zinc Co. Ltd.	61,645	41,754
*	SK Square Co. Ltd.	789,273	41,451
	Samsung Life Insurance Co. Ltd.	640,160	40,965
	Samsung Electro-Mechanics Co. Ltd.	478,089	39,654
*	SK Innovation Co. Ltd.	511,818	38,692
	Yuhan Corp.	468,021	37,708
	LG Corp.	757,789	36,717
*	Hyundai Heavy Industries Co. Ltd.	185,628	35,950
*	Ecopro Co. Ltd.	846,625	32,461
	HMM Co. Ltd.	2,503,685	29,908
*	Korea Electric Power Corp.	2,190,692	29,677
	Samsung SDS Co. Ltd.	340,618	29,310

Developed Markets Index Fund
		Shares	Market Value• ($000)
	SK Inc.	301,206	26,737
	DB Insurance Co. Ltd.	382,382	26,568
	KakaoBank Corp.	1,860,108	26,282
	Korean Air Lines Co. Ltd.	1,591,697	24,218
	HYBE Co. Ltd.	180,415	23,542
[2]	POSCO Future M Co. Ltd.	245,309	23,176
	Industrial Bank of Korea	2,353,130	22,812
	Korea Aerospace Industries Ltd.	604,893	22,479
	Coway Co. Ltd.	487,747	22,007
	Hyundai Rotem Co. Ltd.	621,586	20,852
	Hanmi Semiconductor Co. Ltd.	378,419	20,744
*	Hanwha Ocean Co. Ltd.	777,769	19,533
	HD Hyundai Co. Ltd.	362,679	19,447
*	SK Biopharmaceuticals Co. Ltd.	242,069	18,077
	Samyang Foods Co. Ltd.	34,889	18,026
	Amorepacific Corp.	252,405	17,862
	BNK Financial Group Inc.	2,384,072	16,654
	NCSoft Corp.	133,940	16,539
*	LG Display Co. Ltd.	2,698,966	16,471
	Hankook Tire & Technology Co. Ltd.	636,023	16,422
	LG H&H Co. Ltd. (XKRX)	79,577	16,368
*	LigaChem Biosciences Inc.	220,050	16,091
*	HD Hyundai Mipo	174,964	15,872
*	Samsung Securities Co. Ltd.	542,244	15,855
	Korea Investment Holdings Co. Ltd.	327,402	15,700
	JB Financial Group Co. Ltd.	1,394,524	15,333
*	Samsung E&A Co. Ltd.	1,349,328	15,041
	Hyosung Heavy Industries Corp.	55,422	14,706
	LS Electric Co. Ltd.	132,699	14,363
	Hanjin Kal Corp.	271,501	13,778
	LIG Nex1 Co. Ltd.	91,645	13,703
	Orion Corp.Republic of Korea	193,503	13,366
	S-Oil Corp.	352,919	13,178
	LG Innotek Co. Ltd.	120,850	13,081
	LG Uplus Corp.	1,809,701	12,654
*	Ecopro Materials Co. Ltd.	288,757	12,582
*	Enchem Co. Ltd.	139,632	12,474
	Mirae Asset Securities Co. Ltd.	2,260,308	12,184
	Fila Holdings Corp.	445,925	12,103
*	Ecopro BM Co. Ltd.	165,274	12,101
*	Peptron Inc.	177,611	12,047
	Doosan Bobcat Inc.	423,612	11,882
*	Sam Chun Dang Pharm Co. Ltd.	117,622	11,722
*	L&F Co. Ltd.	215,324	11,640
	CJ CheilJedang Corp. (XKRX)	66,314	11,421
	JYP Entertainment Corp.	239,043	11,241
*	SKC Co. Ltd.	159,638	11,236
	NH Investment & Securities Co. Ltd.	1,179,048	11,099
	Hyundai Engineering & Construction Co. Ltd.	631,654	10,824
	Posco International Corp.	396,938	10,544
	Hyundai Steel Co.	733,781	10,400
	Hyundai Glovis Co. Ltd.	129,014	10,292
*	GS Holdings Corp.	386,934	10,264
	Hanmi Pharm Co. Ltd.	54,125	10,235
	LEENO Industrial Inc.	78,242	9,993
	Kangwon Land Inc.	914,841	9,877
	Shinsung Delta Tech Co. Ltd.	122,565	9,533
*	Hanwha Solutions Corp.	884,657	9,531
	LS Corp.	148,559	9,377
*	Hugel Inc.	49,491	9,344
	PharmaResearch Co. Ltd.	52,003	9,181
[2]	KIWOOM Securities Co. Ltd.	112,883	8,814
	Kumho Petrochemical Co. Ltd.	142,101	8,702
	Doosan Co. Ltd.	49,607	8,436
	Hyundai Marine & Fire Insurance Co. Ltd.	496,680	8,303
*	Hanall Biopharma Co. Ltd.	313,649	8,135
*	Lunit Inc.	185,323	7,915
	Hanwha Systems Co. Ltd.	509,267	7,785
	HL Mando Co. Ltd.	282,347	7,698
	CJ Corp.	114,217	7,616

Developed Markets Index Fund
		Shares	Market Value• ($000)
*	Rainbow Robotics	68,208	7,463
	Classys Inc.	227,081	7,289
	Youngone Corp.	253,946	7,265
	IsuPetasys Co. Ltd.	398,521	7,217
	E-MART Inc.	169,133	7,214
	DGB Financial Group Inc.	1,294,014	7,149
*	Cheil Worldwide Inc.	619,802	7,107
	NongShim Co. Ltd.	27,829	7,033
*	SK Bioscience Co. Ltd.	203,194	6,918
	TechWing Inc.	268,267	6,837
	Samsung Card Co. Ltd.	253,474	6,765
	HD Hyundai Marine Solution Co. Ltd. Class C	61,626	6,711
*	Hotel Shilla Co. Ltd.	268,821	6,672
*	APR Corp.	198,050	6,657
*	CosmoAM&T Co. Ltd.	192,703	6,646
*,1	Netmarble Corp.	188,328	6,548
	S-1 Corp.	163,658	6,538
	Cosmax Inc.	64,665	6,502
	Korean Reinsurance Co.	1,195,135	6,443
	HPSP Co. Ltd.	369,936	6,413
	Eo Technics Co. Ltd.	68,950	6,373
	Lotte Chemical Corp.	157,110	6,347
	ST Pharm Co. Ltd.	105,784	6,327
*	Hanwha Engine	507,333	6,310
*	Celltrion Pharm Inc.	164,989	6,285
*	GS Engineering & Construction Corp.	534,675	6,271
*	Hanwha Industrial Solutions Co. Ltd.	298,769	6,259
	Douzone Bizon Co. Ltd.	145,878	6,220
	Hyundai Elevator Co. Ltd.	170,579	6,031
*	Naturecell Co. Ltd.	413,853	6,008
	DB HiTek Co. Ltd.	268,186	5,949
*	Green Cross Corp.	48,360	5,847
*	Doosan Robotics Inc.	165,591	5,815
	Jusung Engineering Co. Ltd.	294,123	5,773
	KCC Corp.	35,898	5,702
	Posco DX Co. Ltd.	447,200	5,693
*	HLB Life Science Co. Ltd.	839,905	5,657
	KEPCO Plant Service & Engineering Co. Ltd.	186,030	5,516
	Park Systems Corp.	38,616	5,488
*	Pearl Abyss Corp.	286,614	5,336
	Poongsan Corp.	157,767	5,327
*	Korea Gas Corp.	220,474	5,154
	Dongsuh Cos. Inc.	277,912	5,139
	Hanwha Life Insurance Co. Ltd.	3,096,131	5,136
	DL E&C Co. Ltd.	234,320	5,084
*	Shinsegae Inc.	56,544	5,072
*	OCI Holdings Co. Ltd.	127,841	5,046
	Hanwha Corp. (XKRX)	276,852	5,025
	Hansol Chemical Co. Ltd.	76,996	5,001
*	VT Co. Ltd.	183,807	4,958
	F&F Co. Ltd.	134,948	4,932
*	Hyundai Doosan Infracore Co. Ltd.	1,037,105	4,812
*	Silicon2 Co. Ltd.	220,530	4,811
	BGF retail Co. Ltd.	69,356	4,796
	Hyundai Autoever Corp.	56,299	4,765
	CS Wind Corp.	167,760	4,708
	SM Entertainment Co. Ltd.	92,412	4,707
*	Seojin System Co. Ltd.	262,347	4,704
	Kolmar Korea Co. Ltd.	126,939	4,700
*	SOLUM Co. Ltd.	359,502	4,661
*	Daejoo Electronic Materials Co. Ltd.	92,681	4,632
	Pan Ocean Co. Ltd.	2,072,082	4,626
*	HLB Therapeutics Co. Ltd.	588,464	4,623
	SK REITs Co. Ltd.	1,533,013	4,604
*	Oscotec Inc.	277,237	4,526
*	ABLBio Inc.	215,788	4,335
	Chong Kun Dang Pharmaceutical Corp.	72,287	4,332
*	Kakaopay Corp.	243,168	4,280
	LX International Corp.	234,193	4,272
	ISC Co. Ltd.	88,864	4,269

Developed Markets Index Fund
		Shares	Market Value• ($000)
*	WONIK IPS Co. Ltd.	278,996	4,174
	Hanmi Science Co. Ltd.	209,932	4,149
*	Kum Yang Co. Ltd.	291,379	4,134
	Hyosung TNC Corp.	25,375	4,088
*	Wemade Co. Ltd.	173,170	4,074
	Soulbrain Co. Ltd.	36,630	4,047
	Soop Co. Ltd.	65,767	4,031
	CJ Logistics Corp.	70,205	3,994
*	People & Technology Inc.	155,984	3,951
	Seegene Inc.	255,177	3,933
*	Kakao Games Corp.	355,561	3,923
	KEPCO Engineering & Construction Co. Inc.	108,114	3,843
*	SHIFT UP Corp.	89,396	3,818
	HDC Hyundai Development Co-Engineering & Construction	311,796	3,803
	Hyundai Department Store Co. Ltd.	118,384	3,769
*	Daewoo Engineering & Construction Co. Ltd.	1,798,601	3,766
	Hanon Systems	1,386,361	3,737
	Hite Jinro Co. Ltd.	281,727	3,717
	Lotte Shopping Co. Ltd.	102,080	3,717
*	Kumho Tire Co. Inc.	1,145,248	3,685
*	ISU Specialty Chemical	174,258	3,671
	LX Semicon Co. Ltd.	94,323	3,607
	Daewoong Pharmaceutical Co. Ltd.	41,937	3,583
	Medytox Inc.	42,508	3,577
*	Taihan Electric Wire Co. Ltd.	468,838	3,529
*	Hyundai Construction Equipment Co. Ltd.	87,662	3,442
*	Dongjin Semichem Co. Ltd.	247,462	3,440
	DoubleUGames Co. Ltd.	93,993	3,427
	Hana Tour Service Inc.	93,328	3,412
*	Joongang Advanced Materials Co. Ltd.	599,449	3,348
	Hyundai Wia Corp.	131,048	3,335
	GS Retail Co. Ltd.	295,232	3,290
	Lotte Corp.	223,095	3,275
*,1	SK IE Technology Co. Ltd.	216,826	3,271
	LOTTE Fine Chemical Co. Ltd.	122,347	3,255
	Ottogi Corp.	12,042	3,219
	Sebang Global Battery Co. Ltd.	65,427	3,161
*	CJ ENM Co. Ltd.	86,395	3,129
	SK Gas Ltd.	22,022	3,090
*	GemVax & Kael Co. Ltd.	305,194	3,050
*	Mezzion Pharma Co. Ltd.	146,858	3,050
	AMOREPACIFIC Group	217,190	3,049
	HS Hyosung Advanced Materials Corp.	25,997	3,049
	Shinhan Alpha REIT Co. Ltd.	795,094	3,045
*,2	Hyundai Bioscience Co. Ltd.	311,153	2,978
	HK inno N Corp.	122,947	2,977
	YG Entertainment Inc.	95,229	2,943
	Daeduck Electronics Co. Ltd.	279,493	2,904
	ESR Kendall Square REIT Co. Ltd.	1,007,813	2,901
*	Chabiotech Co. Ltd.	373,725	2,891
	Korea Electric Terminal Co. Ltd.	62,438	2,834
*	Synopex Inc.	708,338	2,823
	Lotte Energy Materials Corp.	179,353	2,810
*	Kolon Industries Inc.	152,272	2,788
*	Green Cross Holdings Corp.	233,167	2,722
*,2	Doosan Fuel Cell Co. Ltd.	252,522	2,704
	Youngone Holdings Co. Ltd.	47,337	2,677
	Ecopro HN Co. Ltd.	121,725	2,651
	Advanced Nano Products Co. Ltd.	67,032	2,625
	SL Corp.	129,169	2,616
	TCC Steel	143,905	2,603
*	Cafe24 Corp.	114,087	2,594
*	Paradise Co. Ltd.	399,872	2,592
	SK Networks Co. Ltd.	926,325	2,591
*	Pharmicell Co. Ltd.	464,578	2,589
*	CJ CGV Co. Ltd.	712,985	2,548
	Hankook & Co. Co. Ltd.	222,287	2,534
	Com2uSCorp	80,410	2,524
	LOTTE REIT Co. Ltd.	1,205,255	2,490
*	Hana Micron Inc.	403,184	2,480

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Caregen Co. Ltd.	128,048	2,479
*	Binex Co. Ltd.	200,998	2,470
	Cheryong Electric Co. Ltd.	79,733	2,456
	Koh Young Technology Inc.	448,216	2,444
	SK Chemicals Co. Ltd.	81,503	2,438
	Innocean Worldwide Inc.	185,190	2,430
*	Fadu Inc.	241,234	2,426
	Daou Technology Inc.	196,567	2,378
	Eugene Technology Co. Ltd.	113,258	2,373
*	Eubiologics Co. Ltd.	288,124	2,372
	Daishin Securities Co. Ltd.	217,239	2,365
	Daewoong Co. Ltd.	161,444	2,346
*	DongKook Pharmaceutical Co. Ltd.	210,088	2,342
*	Sung Kwang Bend Co. Ltd.	149,568	2,339
	S&S Tech Corp.	136,665	2,338
*	Lake Materials Co. Ltd.	318,306	2,338
	NICE Information Service Co. Ltd.	283,928	2,334
	Binggrae Co. Ltd.	42,426	2,332
	Ahnlab Inc.	51,969	2,330
	BH Co. Ltd.	199,511	2,317
*	Cosmochemical Co. Ltd.	224,296	2,302
*	Bioneer Corp.	179,812	2,281
	Dentium Co. Ltd.	54,303	2,279
	NEXTIN Inc.	65,886	2,255
	Lotte Chilsung Beverage Co. Ltd.	29,711	2,252
*	Creative & Innovative System	448,973	2,230
*	Hanwha Investment & Securities Co. Ltd.	966,246	2,181
*	SD Biosensor Inc.	312,636	2,171
	Daesang Corp.	163,911	2,123
*	Asiana Airlines Inc.	297,936	2,097
	TKG Huchems Co. Ltd.	180,872	2,089
	Han Kuk Carbon Co. Ltd.	260,169	2,058
	DL Holdings Co. Ltd.	94,958	2,023
	Hanssem Co. Ltd.	62,006	1,987
*	SK oceanplant Co. Ltd.	227,391	1,965
	HDC Holdings Co. Ltd.	243,313	1,963
	SK Discovery Co. Ltd.	74,488	1,956
	Dong-A Socio Holdings Co. Ltd.	26,159	1,949
	LS Materials Ltd.	244,926	1,939
	Hyosung Corp.	60,981	1,929
	Hancom Inc.	134,647	1,906
*	Shin Poong Pharmaceutical Co. Ltd.	273,693	1,902
	KCC Glass Corp.	74,109	1,890
	PSK Inc.	170,794	1,876
*	Ananti Inc.	522,314	1,874
	Lotte Rental Co. Ltd.	92,238	1,870
	JW Pharmaceutical Corp.	114,506	1,852
*	Duk San Neolux Co. Ltd.	99,290	1,846
*,2	Taekwang Industrial Co. Ltd.	4,459	1,837
*	Studio Dragon Corp.	61,787	1,793
	JR Global REIT	958,541	1,790
	Samyang Holdings Corp.	40,196	1,782
	Hanwha General Insurance Co. Ltd.	640,267	1,741
	Tokai Carbon Korea Co. Ltd.	35,849	1,710
*,2	Nexon Games Co. Ltd.	188,568	1,705
*	Solid Inc.	380,681	1,702
	IS Dongseo Co. Ltd.	119,775	1,691
	Zinus Inc.	105,997	1,690
	SFA Engineering Corp.	126,528	1,656
	Orion Holdings Corp.	161,210	1,641
*	Foosung Co. Ltd.	488,565	1,639
	Mcnex Co. Ltd.	126,126	1,633
	LX Holdings Corp.	347,614	1,615
	Partron Co. Ltd.	344,055	1,610
*	MegaStudyEdu Co. Ltd.	54,395	1,609
	Boryung	229,689	1,593
*	Dong-A ST Co. Ltd.	39,751	1,577
	i-SENS Inc.	151,934	1,564
	HAESUNG DS Co. Ltd.	99,498	1,562
	L&C Bio Co. Ltd.	95,248	1,547

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Myoung Shin Industrial Co. Ltd.	223,623	1,544
	NHN Corp.	128,990	1,540
*	Lotte Tour Development Co. Ltd.	298,302	1,540
	OCI Co. Ltd.	39,002	1,540
*	Dawonsys Co. Ltd.	253,095	1,537
	Humedix Co. Ltd.	53,838	1,535
	Intellian Technologies Inc.	60,761	1,532
*	Korea Line Corp.	1,346,900	1,528
*	Jeju Air Co. Ltd.	301,304	1,528
	Sam-A Aluminum Co. Ltd.	67,066	1,519
	Lotte Wellfood Co. Ltd.	20,027	1,511
	SNT Motiv Co. Ltd.	55,100	1,505
	RFHIC Corp.	169,544	1,496
	Innox Advanced Materials Co. Ltd.	110,073	1,486
	Youlchon Chemical Co. Ltd.	105,108	1,466
*	KMW Co. Ltd.	247,844	1,464
	InBody Co. Ltd.	92,713	1,459
	Unid Co. Ltd.	29,949	1,459
	Hyundai Green Food	147,261	1,438
	Seoul Semiconductor Co. Ltd.	291,480	1,434
	Dongkuk Steel Mill Co. Ltd.	261,947	1,416
	Huons Global Co. Ltd.	47,887	1,399
	Yuanta Securities Korea Co. Ltd.	781,257	1,391
	Hyundai Home Shopping Network Corp.	45,007	1,381
	KC Tech Co. Ltd.	79,055	1,373
	TK Corp.	113,213	1,352
	Posco M-Tech Co. Ltd.	168,706	1,352
	Seah Besteel Holdings Corp.	100,709	1,341
	Doosan Tesna Inc.	79,967	1,339
*,2	W Scope Chungju Plant Co. Ltd.	179,983	1,338
	Neowiz	103,875	1,323
*	Daea TI Co. Ltd.	640,861	1,316
	Harim Holdings Co. Ltd.	354,252	1,307
	Namyang Dairy Products Co. Ltd.	32,400	1,290
	Hanil Cement Co. Ltd.	128,948	1,264
	Solus Advanced Materials Co. Ltd.	228,324	1,257
*	BNC Korea Co. Ltd.	446,444	1,251
*	PI Advanced Materials Co. Ltd.	110,291	1,250
	Korea Petrochemical Ind Co. Ltd.	23,692	1,242
*	SFA Semicon Co. Ltd.	596,135	1,232
	Ilyang Pharmaceutical Co. Ltd.	157,559	1,216
	HL Holdings Corp.	52,319	1,213
	Hanjin Transportation Co. Ltd.	94,042	1,211
	Nexen Tire Corp.	297,132	1,207
*	Il Dong Pharmaceutical Co. Ltd.	148,586	1,183
	KISWIRE Ltd.	97,786	1,182
	Sungwoo Hitech Co. Ltd.	354,206	1,180
	Samwha Capacitor Co. Ltd.	63,215	1,171
	Samyang Corp.	36,285	1,167
*	AbClon Inc.	122,825	1,163
	Hankook Shell Oil Co. Ltd.	5,336	1,153
	Dongwon Industries Co. Ltd.	45,747	1,144
*	GC Cell Corp.	71,515	1,140
*	SIMMTECH Co. Ltd.	153,694	1,132
*	HLB Global Co. Ltd.	412,006	1,127
*	Hansae Co. Ltd.	117,497	1,124
	TES Co. Ltd.	108,066	1,122
	LF Corp.	105,513	1,108
	Soulbrain Holdings Co. Ltd.	46,034	1,107
	Grand Korea Leisure Co. Ltd.	148,062	1,104
	Handsome Co. Ltd.	110,768	1,103
	Young Poong Corp.	4,233	1,097
	Songwon Industrial Co. Ltd.	144,625	1,095
	NICE Holdings Co. Ltd.	146,671	1,081
*	Samsung Pharmaceutical Co. Ltd.	1,025,764	1,069
*	GS P&L Co. Ltd.	70,026	1,056
*	Yungjin Pharmaceutical Co. Ltd.	786,716	1,055
	LX Hausys Ltd.	49,055	1,054
*	Amicogen Inc.	405,229	1,051
*	Humasis Co. Ltd.	945,724	1,048

Developed Markets Index Fund
		Shares	Market Value• ($000)
	INTOPS Co. Ltd.	93,623	1,047
*	Sungeel Hitech Co. Ltd.	43,187	1,033
	Samchully Co. Ltd.	16,920	1,019
*	Shinsung E&G Co. Ltd.	1,285,227	1,015
	Advanced Process Systems Corp.	95,643	1,012
[2]	GOLFZON Co. Ltd.	22,441	993
	Huons Co. Ltd.	53,584	990
*	DIO Corp.	89,992	980
	Korea Asset In Trust Co. Ltd.	510,913	965
	Hyundai GF Holdings	292,102	963
	E1 Corp.	20,673	962
*	Genexine Inc.	264,221	952
*	CrystalGenomics Invites Co. Ltd.	584,877	949
*	CMG Pharmaceutical Co. Ltd.	793,520	948
	Seobu T&D	257,981	946
	Webzen Inc.	101,986	944
	HS Industries Co. Ltd.	313,182	943
	Dongwon F&B Co. Ltd.	43,782	919
	iMarketKorea Inc.	166,520	903
	Modetour Network Inc.	132,995	871
*	NHN KCP Corp.	181,462	867
*	Bukwang Pharmaceutical Co. Ltd.	278,657	866
*	GeneOne Life Science Inc.	604,205	864
	Tongyang Life Insurance Co. Ltd.	284,498	862
*	Chongkundang Holdings Corp.	26,623	859
*	Vaxcell-Bio Therapeutics Co. Ltd.	121,364	852
	Korea United Pharm Inc.	68,666	846
	Kwang Dong Pharmaceutical Co. Ltd.	229,423	843
*	SK Securities Co. Ltd.	2,674,850	838
	ENF Technology Co. Ltd.	74,801	836
	Eugene Investment & Securities Co. Ltd.	501,710	824
	Daol Investment & Securities Co. Ltd.	384,150	814
*	Chunbo Co. Ltd.	32,978	807
*	Danal Co. Ltd.	417,314	803
*	Komipharm International Co. Ltd.	296,964	777
	iNtRON Biotechnology Inc.	201,678	763
	Vieworks Co. Ltd.	52,535	756
	Hyundai Corp.	58,136	750
*	Korea Real Estate Investment & Trust Co. Ltd.	1,080,367	732
*	Namsun Aluminum Co. Ltd.	723,447	731
	Hansol Paper Co. Ltd.	122,002	711
	UniTest Inc.	120,023	710
	Daeduck Co. Ltd.	157,546	705
	Able C&C Co. Ltd.	150,097	705
*,3	NKMax Co. Ltd.	512,594	703
	KH Vatec Co. Ltd.	127,475	700
	Namhae Chemical Corp.	164,723	683
	Tongyang Inc.	1,450,596	682
*	Insun ENT Co. Ltd.	185,205	674
*	Wysiwyg Studios Co. Ltd.	698,692	646
	Daehan Flour Mill Co. Ltd.	7,283	624
	KC Co. Ltd.	55,206	617
	Yunsung F&C Co. Ltd.	25,961	616
	SPC Samlip Co. Ltd.	18,028	613
*,2	Helixmith Co. Ltd.	331,746	607
*	NEPES Corp.	134,920	595
	Aekyung Industrial Co. Ltd.	66,636	594
*	ITM Semiconductor Co. Ltd.	69,103	593
*	Interflex Co. Ltd.	94,228	581
	Cuckoo Homesys Co. Ltd.	41,570	581
*	Shinsegae International Inc.	83,670	570
	Dongkuk CM Co. Ltd.	139,242	560
	Hansol Technics Co. Ltd.	205,189	539
*	MedPacto Inc.	176,623	527
	Gradiant Corp.	63,105	514
	KISCO Corp.	87,341	495
*	Hanwha Galleria Corp.	662,541	489
*	Hyosung Chemical Corp.	17,591	470
	Toptec Co. Ltd.	146,200	449
*	Enzychem Lifesciences Corp.	466,542	449

Developed Markets Index Fund
		Shares	Market Value• ($000)
*	Enplus Co. Ltd.	565,401	390
*,3	Kuk-il Paper Manufacturing Co. Ltd.	665,811	362
*	HS Hyosung Corp.	13,123	265
	Jeil Pharmaceutical Co. Ltd.	29,900	231
	LOTTE Himart Co. Ltd.	39,672	195
	Maeil Dairies Co. Ltd.	6,187	146
*	Eusu Holdings Co. Ltd.	34,743	125
*	KUMHOE&C Co. Ltd.	64,930	118
*	Sangsangin Co. Ltd.	63,358	63
*,2,3	Cellivery Therapeutics Inc.	189,478	—
			6,739,606
Spain (2.2%)
	Iberdrola SA (XMAD)	51,555,668	710,448
	Banco Santander SA	131,669,652	609,136
	Banco Bilbao Vizcaya Argentaria SA	49,823,808	487,498
	Industria de Diseno Textil SA	9,091,600	465,707
	Amadeus IT Group SA	3,770,653	266,149
	CaixaBank SA	33,540,886	182,099
	Ferrovial SE	4,116,027	172,769
[1]	Cellnex Telecom SA	5,097,430	161,010
	Telefonica SA	36,716,286	149,835
[1]	Aena SME SA	609,422	124,382
	Repsol SA	9,842,969	119,769
	ACS Actividades de Construccion y Servicios SA	1,740,574	87,224
	Banco de Sabadell SA	43,189,578	83,929
	Redeia Corp. SA	3,736,847	63,812
	Endesa SA	2,740,209	58,926
	Bankinter SA	5,566,695	44,057
	Merlin Properties Socimi SA	3,789,709	39,944
	Naturgy Energy Group SA	1,094,647	26,506
	Enagas SA	2,146,723	26,203
	Acciona SA	197,543	22,230
	Mapfre SA	8,622,285	21,859
*,2	Grifols SA	2,269,556	21,447
	Viscofan SA	327,563	20,719
	Vidrala SA (XMAD)	209,081	20,045
	Fluidra SA	781,911	19,037
[1]	Unicaja Banco SA	12,983,546	17,147
	Acerinox SA	1,686,594	16,512
	Logista Integral SA	540,922	16,368
*	Puig Brands SA Class B	841,824	15,520
	Inmobiliaria Colonial Socimi SA	2,853,601	15,328
[2]	Indra Sistemas SA	791,327	13,980
	Sacyr SA (XMAD)	4,176,332	13,759
	Laboratorios Farmaceuticos Rovi SA	178,331	11,610
	Faes Farma SA	2,776,715	10,014
	CIE Automotive SA	361,110	9,460
	Pharma Mar SA	109,725	9,048
	Corp. ACCIONA Energias Renovables SA	489,065	9,008
	Construcciones y Auxiliar de Ferrocarriles SA	220,094	7,969
	Melia Hotels International SA	892,578	6,811
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	5,902,006	6,635
	Almirall SA	727,349	6,187
*	Solaria Energia y Medio Ambiente SA	700,961	5,685
*	Tecnicas Reunidas SA	389,490	4,553
	Ence Energia y Celulosa SA	1,204,441	3,865
[1]	Neinor Homes SA	216,764	3,792
	Atresmedia Corp. de Medios de Comunicacion SA	780,747	3,534
[1]	Gestamp Automocion SA	1,327,364	3,403
[1]	Global Dominion Access SA	825,572	2,393
	Lar Espana Real Estate Socimi SA	253,711	2,164
	Prosegur Cia de Seguridad SA	1,194,875	2,103
*	Distribuidora Internacional de Alimentacion SA	102,880,236	1,631
[1]	Prosegur Cash SA	2,460,873	1,408
			4,224,627
Sweden (2.9%)
	Investor AB Class B	14,421,572	381,983
	Atlas Copco AB Class A	21,977,263	335,409
	Volvo AB Class B	13,182,045	320,352

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Assa Abloy AB Class B	8,414,655	248,538
	Telefonaktiebolaget LM Ericsson Class B	23,995,086	194,323
	Skandinaviska Enskilda Banken AB Class A	13,090,708	179,396
	Atlas Copco AB Class B	12,979,281	175,363
	EQT AB	6,318,393	174,665
	Hexagon AB Class B	18,258,904	174,326
	Sandvik AB	8,936,323	160,241
	Swedbank AB Class A	7,466,487	147,433
	Essity AB Class B	5,224,196	139,686
	Investor AB Class A (XSTO)	4,934,508	130,466
	Svenska Handelsbanken AB Class A	11,652,165	120,309
[1]	Evolution AB	1,537,113	118,536
	Alfa Laval AB	2,319,379	97,078
	Epiroc AB Class A	5,397,245	94,061
[2]	H & M Hennes & Mauritz AB Class B	5,205,947	70,170
	Boliden AB	2,365,778	66,561
	Svenska Cellulosa AB SCA Class B	5,172,892	65,611
	Trelleborg AB Class B	1,841,469	63,016
	Skanska AB Class B	2,942,914	61,882
	Saab AB Class B	2,831,929	59,831
	Indutrade AB	2,306,571	57,796
	Nibe Industrier AB Class B	14,768,110	57,713
	Lifco AB Class B	1,965,045	56,955
	Telia Co. AB	20,090,923	55,842
	SKF AB Class B	2,918,965	54,787
	Securitas AB Class B	4,344,791	53,719
	AddTech AB Class B	1,929,955	52,587
	Beijer Ref AB	3,536,805	52,196
	Epiroc AB Class B	3,248,371	50,678
	Volvo AB Class A	2,026,846	49,538
*	Swedish Orphan Biovitrum AB	1,598,510	45,912
	Tele2 AB Class B	4,630,932	45,799
	AAK AB	1,507,220	42,928
	Industrivarden AB Class A	1,309,742	41,400
*	Fastighets AB Balder Class B	5,802,337	40,383
*	Castellum AB	3,696,247	40,367
	Sagax AB Class B	1,860,529	38,182
	Industrivarden AB Class C	1,059,742	33,472
	Sectra AB Class B	1,305,263	32,662
	Getinge AB Class B	1,925,380	31,583
	Lagercrantz Group AB Class B	1,657,710	31,139
	Investment AB Latour Class B	1,230,604	30,696
	Nordnet AB publ	1,412,792	29,975
	L E Lundbergforetagen AB Class B	637,497	28,886
	Fortnox AB	4,289,598	27,816
	Avanza Bank Holding AB	1,083,834	26,689
[1]	Thule Group AB	846,803	26,059
	Sweco AB Class B	1,748,045	26,026
	Holmen AB Class B	670,778	24,604
	Mycronic AB	650,198	23,488
	Wihlborgs Fastigheter AB	2,292,079	21,789
*,2	Embracer Group AB	7,752,875	21,150
	Hemnet Group AB	689,815	20,894
	Hexpol AB	2,169,096	20,205
	SSAB AB Class B	5,012,449	19,892
	Axfood AB	932,005	19,711
[1]	Munters Group AB	1,135,374	19,062
*,1	BoneSupport Holding AB	539,056	18,835
	Loomis AB	606,397	18,417
	Billerud Aktiebolag	1,881,280	17,240
	Elekta AB Class B	2,972,204	16,419
	Bure Equity AB	473,469	16,344
	Pandox AB	916,999	15,894
	Vitec Software Group AB Class B	318,681	15,623
	Husqvarna AB Class B	2,961,352	15,453
*	Electrolux AB Class B	1,823,842	15,129
	Wallenstam AB Class B	3,477,310	15,040
	Catena AB	349,851	14,990
	Fabege AB	1,940,032	14,546
*	Camurus AB	276,659	14,136

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Kinnevik AB Class B	2,092,818	13,968
*	Nyfosa AB	1,380,567	13,460
	Betsson AB Class B	999,035	12,974
[1]	Dometic Group AB	2,758,076	12,927
[1]	Bravida Holding AB	1,759,752	12,761
	Vitrolife AB	649,330	12,605
	Storskogen Group AB Class B	12,042,127	12,537
	Lindab International AB	597,691	12,390
	Electrolux Professional AB Class B	1,965,210	12,168
*,2	Volvo Car AB Class B	5,480,507	11,851
	AddLife AB Class B	948,382	11,761
	Alleima AB	1,623,857	11,031
	AFRY AB	792,769	11,013
	Granges AB	924,016	10,995
	Peab AB Class B	1,486,711	10,652
	NCC AB Class B	709,884	10,420
	HMS Networks AB	265,566	10,398
	Hufvudstaden AB Class A	932,439	10,226
	Truecaller AB Class B	2,167,788	10,022
*,1	Sinch AB	5,343,671	10,010
	AddNode Group AB	1,060,720	9,951
	Mips AB	229,699	9,729
	Bufab AB	228,620	9,052
[2]	NCAB Group AB	1,516,193	8,856
	SSAB AB Class A	2,130,445	8,645
	Cibus Nordic Real Estate AB publ	537,228	8,567
	JM AB	556,293	8,391
[1]	Scandic Hotels Group AB	1,312,936	8,151
[2]	Svenska Handelsbanken AB Class B	603,009	8,109
	INVISIO AB	317,257	7,894
	Atrium Ljungberg AB Class B	391,534	7,019
	Medicover AB Class B	400,654	6,937
	Troax Group AB	337,085	6,863
*	Sdiptech AB Class B	314,422	6,765
	Biotage AB	464,100	6,737
	NP3 Fastigheter AB	293,894	6,636
	Nolato AB Class B	1,352,270	6,630
*	Modern Times Group MTG AB Class B	768,796	6,570
	Dios Fastigheter AB	902,547	6,446
	Instalco AB	2,039,837	6,081
	Clas Ohlson AB Class B	313,903	5,971
	Arjo AB Class B	1,756,873	5,757
	Bilia AB Class A	526,483	5,736
	Beijer Alma AB	373,104	5,542
*,1	Boozt AB	480,048	5,470
	SkiStar AB	345,406	5,110
*	Hexatronic Group AB	1,543,627	5,043
[1]	Attendo AB	1,027,743	4,739
	Ratos AB Class B	1,654,791	4,685
	Systemair AB	550,618	4,417
	MEKO AB	351,686	4,245
	Platzer Fastigheter Holding AB Class B	541,722	4,189
[2]	Samhallsbyggnadsbolaget i Norden AB	9,874,149	4,055
*,1,2	BioArctic AB	215,451	3,878
	Cloetta AB Class B	1,685,395	3,838
*	Better Collective A/S	340,620	3,433
	Corem Property Group AB Class B	4,777,663	2,892
	Sagax AB Class D	1,020,942	2,860
	Fagerhult Group AB	580,449	2,841
*	Stillfront Group AB	3,745,275	2,828
	Investment AB Oresund	255,246	2,497
	Volati AB	212,783	1,887
*	Norion Bank AB	472,940	1,555
	Skandinaviska Enskilda Banken AB Class C	89,140	1,227
[2]	Samhallsbyggnadsbolaget i Norden AB Class D	1,571,172	936
	NCC AB Class A	58,014	850
	Svenska Cellulosa AB SCA Class A	6,529	82
			5,624,643

Developed Markets Index Fund
		Shares	Market Value• ($000)
Switzerland (7.4%)
	Nestle SA (Registered)	22,283,956	1,828,246
	Novartis AG (Registered)	17,319,748	1,686,203
	Roche Holding AG	5,988,486	1,674,420
	UBS Group AG (Registered)	27,785,642	850,705
	Zurich Insurance Group AG	1,271,250	756,096
	ABB Ltd. (Registered)	13,724,730	741,114
	Cie Financiere Richemont SA Class A (Registered)	4,597,405	695,468
	Holcim AG	4,861,040	468,045
	Lonza Group AG (Registered)	624,700	368,722
	Swiss Re AG	2,511,822	363,799
	Alcon AG	4,271,807	362,196
	Sika AG (Registered)	1,313,707	313,460
	Givaudan SA (Registered)	68,783	300,677
	Partners Group Holding AG	191,289	259,826
	Swiss Life Holding AG (Registered)	244,200	188,539
	Geberit AG (Registered)	287,619	163,116
	Sandoz Group AG	3,726,093	152,742
	Sonova Holding AG (Registered)	422,942	138,306
	SGS SA (Registered)	1,268,720	127,275
	Swisscom AG (Registered)	220,133	122,516
	Straumann Holding AG (Registered)	923,707	116,352
	Julius Baer Group Ltd.	1,761,042	114,241
	Logitech International SA (Registered)	1,314,579	108,513
	Kuehne & Nagel International AG (Registered)	428,999	98,431
	Schindler Holding AG (XSWX)	351,163	97,021
	Chocoladefabriken Lindt & Spruengli AG (Registered)	874	96,047
	Roche Holding AG (Bearer)	321,497	96,030
	Chocoladefabriken Lindt & Spruengli AG Ptg. Ctf.	8,387	93,036
[1]	VAT Group AG	233,269	88,202
	Swiss Prime Site AG (Registered)	663,149	72,280
*	Galderma Group AG	638,521	70,966
	Baloise Holding AG (Registered)	391,082	70,865
	SIG Group AG	2,852,097	56,394
	PSP Swiss Property AG (Registered)	390,696	55,601
	Belimo Holding AG (Registered)	83,737	55,376
	Georg Fischer AG (Registered)	710,986	53,825
	Helvetia Holding AG (Registered)	301,014	49,648
	Schindler Holding AG (Registered)	180,878	49,344
	Swatch Group AG (Bearer)	244,639	44,466
	Accelleron Industries AG	811,968	41,877
	EMS-Chemie Holding AG (Registered)	61,428	41,450
[2]	Barry Callebaut AG (Registered)	30,740	40,929
	Flughafen Zurich AG (Registered)	164,260	39,432
	Siegfried Holding AG (Registered)	35,152	38,237
	Temenos AG (Registered)	524,961	37,094
	Avolta AG	913,515	36,672
	Swissquote Group Holding SA (Registered)	91,997	35,321
[1]	Galenica AG	421,123	34,509
	Adecco Group AG (Registered)	1,376,924	34,014
	BKW AG	171,059	28,341
	Tecan Group AG (Registered)	110,092	24,536
*,2	Sunrise Communications AG Class A	562,371	24,365
	Allreal Holding AG (Registered)	127,271	23,277
	Cembra Money Bank AG	254,258	22,975
	DKSH Holding AG	308,663	22,923
	Banque Cantonale Vaudoise (Registered)	243,678	22,437
	Clariant AG (Registered)	1,950,592	21,771
	Sulzer AG (Registered)	149,898	21,684
	SFS Group AG	152,150	21,081
	Bucher Industries AG (Registered)	56,052	20,168
	Mobimo Holding AG (Registered)	61,638	19,945
	Burckhardt Compression Holding AG	26,994	19,283
	Inficon Holding AG (Registered)	16,689	19,079
	dormakaba Holding AG	26,394	18,730
	VZ Holding AG	115,822	18,367
	Comet Holding AG (Registered)	63,870	17,511
	Bachem Holding AG	270,099	17,273
	Vontobel Holding AG (Registered)	237,507	16,658
	Valiant Holding AG (Registered)	137,463	16,014

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Swatch Group AG (Registered)	439,318	15,518
	Kardex Holding AG (Registered)	50,828	15,177
	Emmi AG (Registered)	18,381	14,921
*	Aryzta AG	8,079,160	14,082
	Interroll Holding AG (Registered)	6,020	13,238
	Landis & Gyr Group AG	205,552	13,027
	EFG International AG	836,804	12,161
	ALSO Holding AG (Registered)	49,171	12,142
	St. Galler Kantonalbank AG (Registered)	24,938	12,032
	Huber & Suhner AG (Registered)	138,986	11,379
	Ypsomed Holding AG (Registered)	31,014	11,196
	Stadler Rail AG	463,347	10,172
	Bossard Holding AG (Registered) Class A	47,355	9,962
	Daetwyler Holding AG	63,643	9,333
	SKAN Group AG	94,931	7,972
	Intershop Holding AG	45,601	6,405
[1]	Medacta Group SA	54,072	6,352
	OC Oerlikon Corp. AG Pfaffikon (Registered)	1,614,342	6,255
	Softwareone Holding AG	916,903	6,182
	Forbo Holding AG (Registered)	7,286	6,058
*	ams-OSRAM AG	860,908	5,643
*,1	Sensirion Holding AG	91,107	5,566
*	Arbonia AG	446,300	5,500
	COSMO Pharmaceuticals NV	76,405	5,358
	u-blox Holding AG	60,076	4,842
	Bell Food Group AG (Registered)	16,162	4,667
*	Basilea Pharmaceutica AG (Registered)	101,425	4,624
	Implenia AG (Registered)	128,852	4,367
	Komax Holding AG (Registered)	32,970	4,193
*,1	PolyPeptide Group AG	124,282	3,885
	Zehnder Group AG	76,425	3,826
*,1	Montana Aerospace AG	241,321	3,811
	Autoneum Holding AG	28,735	3,789
	Bystronic AG	10,755	3,675
	Schweiter Technologies AG	7,999	3,645
	LEM Holding SA (Registered)	3,966	3,242
	Vetropack Holding AG (Registered)	110,086	3,099
	Investis Holding SA	23,981	2,956
*,1	Medartis Holding AG	37,699	2,352
	Rieter Holding AG (Registered)	24,898	2,332
	APG SGA SA	10,552	2,320
*,2	DocMorris AG	99,830	2,207
[1]	Medmix AG	206,974	2,014
	VP Bank AG Class A	21,577	1,838
	Leonteq AG	83,955	1,830
[2]	PIERER Mobility AG	79,518	1,705
*,2	Idorsia Ltd.	1,221,192	1,109
			14,152,021
United Kingdom (13.0%)
	AstraZeneca plc	12,980,058	1,692,335
	Shell plc (XLON)	53,652,725	1,672,409
	HSBC Holdings plc	157,368,962	1,545,851
	Unilever plc (XLON)	21,348,815	1,213,052
	RELX plc	16,190,118	733,557
	BP plc	139,642,649	690,249
	British American Tobacco plc	17,301,216	624,309
	Diageo plc	19,252,467	611,801
	London Stock Exchange Group plc	4,302,901	607,375
	GSK plc	34,635,632	584,208
	Rio Tinto plc	9,258,007	546,500
	CRH plc (SGMX)	5,881,487	544,450
*	Rolls-Royce Holdings plc	73,677,267	522,474
	National Grid plc	42,309,591	502,649
	Compass Group plc	14,743,205	490,557
*	Glencore plc	105,278,776	463,666
	Barclays plc	125,506,317	419,843
*	Flutter Entertainment plc	1,533,954	396,641
	BAE Systems plc	26,297,162	377,240
	Reckitt Benckiser Group plc	5,980,583	362,009

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Lloyds Banking Group plc	530,048,739	361,985
	3i Group plc	8,042,384	357,992
	Experian plc	7,944,277	341,444
	Anglo American plc	10,776,166	318,621
	Haleon plc	65,385,252	308,301
	NatWest Group plc	60,416,370	302,762
	Tesco plc	58,994,858	271,338
	Smurfit WestRock plc	4,454,673	240,293
	Ashtead Group plc	3,782,529	234,018
	Imperial Brands plc	7,296,575	233,336
	Standard Chartered plc	17,515,907	215,642
	SSE plc	9,471,013	189,842
	Prudential plc (XLON)	23,280,192	184,752
	InterContinental Hotels Group plc	1,375,245	171,113
	Vodafone Group plc	182,502,700	155,689
	Legal & General Group plc	51,046,725	146,572
	Sage Group plc	8,686,330	138,013
	Aviva plc	23,412,331	137,222
	Next plc	1,016,332	120,560
	Bunzl plc	2,897,487	119,304
	Informa plc	11,526,422	114,960
	Halma plc	3,277,949	109,972
	Rentokil Initial plc	21,829,980	108,964
	Segro plc	11,690,921	102,542
[2]	BT Group plc	54,648,232	98,503
	WPP plc	9,289,391	95,754
	Smith & Nephew plc	7,568,955	93,798
	Pearson plc	5,778,568	92,662
*	Wise plc Class A	6,493,547	86,308
	Admiral Group plc	2,520,160	83,256
	Marks & Spencer Group plc	17,656,061	82,687
	Intertek Group plc	1,393,969	82,355
	DS Smith plc	11,916,936	80,598
	United Utilities Group plc	5,900,235	77,616
[1]	Auto Trader Group plc	7,730,602	76,493
	Melrose Industries plc (XLON)	11,059,955	76,428
	International Consolidated Airlines Group SA	20,221,903	76,180
	Centrica plc	44,468,476	74,190
	Severn Trent plc	2,283,284	71,587
	Associated British Foods plc	2,730,717	69,656
	Barratt Redrow plc	11,841,555	64,914
	Smiths Group plc	2,999,191	64,304
	Diploma plc	1,159,243	61,413
	Weir Group plc	2,246,814	61,205
	Coca-Cola HBC AG	1,770,992	60,501
	Antofagasta plc	2,993,305	59,296
	Intermediate Capital Group plc	2,285,144	58,898
	Whitbread plc	1,553,819	57,196
	Mondi plc	3,818,536	56,849
	Beazley plc	5,527,899	56,431
	J Sainsbury plc	16,451,414	56,217
	Rightmove plc	6,894,909	55,184
	DCC plc	853,180	54,668
	Spirax Group plc	638,677	54,633
	St. James's Place plc	4,742,327	51,344
	Croda International plc	1,209,824	51,172
	IMI plc	2,209,971	50,193
	Kingfisher plc	15,711,851	48,838
	Games Workshop Group plc	284,550	47,314
	Howden Joinery Group plc	4,751,533	47,071
	Land Securities Group plc	6,426,825	46,935
	Taylor Wimpey plc	30,649,261	46,648
	M&G plc	18,779,463	46,472
	Hargreaves Lansdown plc	3,293,506	45,194
	Entain plc	5,261,362	45,165
	Berkeley Group Holdings plc	858,002	41,756
	Persimmon plc	2,772,063	41,407
	Phoenix Group Holdings plc	6,465,320	41,198
[1]	ConvaTec Group plc	14,336,644	39,628
	British Land Co. plc	8,609,006	38,808

Developed Markets Index Fund
		Shares	Market Value• ($000)
	LondonMetric Property plc	17,114,004	38,601
	IG Group Holdings plc	3,088,650	38,257
	Burberry Group plc	3,087,802	37,761
	B&M European Value Retail SA	8,080,221	37,048
	Direct Line Insurance Group plc	11,314,370	36,204
	Investec plc	5,317,135	36,145
	Hiscox Ltd.	2,670,030	36,136
	Tritax Big Box REIT plc	21,293,989	35,412
	Britvic plc	2,160,513	35,409
	UNITE Group plc	3,491,649	35,330
	Hikma Pharmaceuticals plc	1,402,435	34,965
	RS Group plc	4,086,464	34,817
	Bellway plc	1,021,053	31,750
	ITV plc	33,622,843	31,082
	Endeavour Mining plc	1,736,990	31,027
	Greggs plc	887,503	30,972
	Inchcape plc	3,163,758	30,428
	Schroders plc	7,328,561	29,623
	Rotork plc	7,407,614	29,126
*	Carnival plc	1,250,804	28,241
	Cranswick plc	461,866	28,127
	Abrdn plc	15,666,010	27,607
	Man Group plc	10,090,222	26,926
	Spectris plc	856,665	26,767
	Tate & Lyle plc	3,277,205	26,681
	Drax Group plc	3,259,381	26,400
	International Distribution Services plc	5,736,265	26,042
	JD Sports Fashion plc	21,656,642	25,885
	Balfour Beatty plc	4,483,441	25,494
	Johnson Matthey plc	1,505,332	25,255
*	Playtech plc	2,679,933	23,978
	Derwent London plc	967,869	23,726
	QinetiQ Group plc	4,361,441	22,606
	easyJet plc	3,205,022	22,405
[1]	Quilter plc	11,563,344	22,250
	Softcat plc	1,129,743	21,493
*,1	Trainline plc	3,983,677	21,369
	TP ICAP Group plc	6,561,753	21,166
	Plus500 Ltd.	601,093	20,351
	Shaftesbury Capital plc	12,933,701	20,308
	Big Yellow Group plc	1,619,473	19,474
*	Ocado Group plc	5,135,987	19,384
*	Vistry Group plc	2,643,532	18,844
	Grafton Group plc GDR	1,544,063	18,449
	Just Group plc	8,921,673	18,139
	Grainger plc	6,438,715	18,107
	Morgan Sindall Group plc	369,714	17,979
	Bank of Georgia Group plc	305,284	17,936
*,1	Deliveroo plc	10,095,795	17,924
	Harbour Energy plc	5,456,592	17,443
	Lancashire Holdings Ltd.	2,095,147	17,282
	WH Smith plc	1,136,021	16,937
	Serco Group plc	8,978,773	16,921
	Pennon Group plc	2,269,842	16,812
[1]	JTC plc	1,353,505	16,631
	Travis Perkins plc	1,816,557	16,541
	Paragon Banking Group plc	1,771,422	16,481
	OSB Group plc	3,252,948	16,479
	Coats Group plc	13,736,804	16,238
	Hill & Smith plc	691,428	16,108
	AJ Bell plc	2,780,278	15,711
	SSP Group plc	6,938,236	15,632
	Dunelm Group plc	1,171,762	15,606
	Mitie Group plc	11,283,674	15,422
	Energean plc	1,168,420	15,160
	Savills plc	1,163,816	15,078
	Computacenter plc	567,053	15,029
	Hammerson plc	4,283,949	14,960
	Safestore Holdings plc	1,843,018	14,829
	TBC Bank Group plc	377,842	14,752

Developed Markets Index Fund
		Shares	Market Value• ($000)
*	Canal & France SA	5,768,626	14,660
	4imprint Group plc	239,781	14,528
*,1	Watches of Switzerland Group plc	2,007,989	14,011
	Domino's Pizza Group plc	3,491,451	13,764
	Babcock International Group plc	2,197,847	13,747
	Breedon Group plc	2,451,007	13,626
	Hays plc	13,617,740	13,605
	Baltic Classifieds Group plc	3,434,351	13,541
	Oxford Instruments plc	503,219	13,502
	Telecom Plus plc	623,929	13,424
	Assura plc	27,885,257	13,301
	Premier Foods plc	5,664,224	13,297
	Primary Health Properties plc	11,289,346	13,218
*	Indivior plc	1,029,500	13,187
	International Workplace Group plc	6,550,437	13,033
	Sirius Real Estate Ltd.	13,121,818	12,874
[1]	Bridgepoint Group plc	2,872,336	12,847
	Bodycote plc	1,598,379	12,611
[1]	Airtel Africa plc	8,812,146	12,483
	Renishaw plc	294,309	12,451
	Fresnillo plc	1,594,721	12,369
	Clarkson plc	248,355	12,268
*,1	Trustpilot Group plc	3,118,691	11,920
	Pagegroup plc	2,716,968	11,658
	Volution Group plc	1,662,145	11,645
	Keller Group plc	629,727	11,381
	Future plc	981,033	11,320
	Genus plc	575,780	11,160
	Great Portland Estates plc	3,066,280	11,059
	MONY Group plc	4,595,430	11,010
	IntegraFin Holdings plc	2,548,206	11,001
*	Spirent Communications plc	4,880,259	10,800
*	Currys plc	9,133,811	10,794
	Bytes Technology Group plc (XLON)	2,042,687	10,781
	Firstgroup plc	5,333,514	10,691
	Genuit Group plc	2,171,726	10,564
	Rathbones Group plc	509,179	10,557
	Pets at Home Group plc	4,065,145	10,463
	Victrex plc	751,820	10,101
	Dowlais Group plc	11,967,151	10,054
*	Oxford Nanopore Technologies plc	6,027,179	9,718
	Chemring Group plc	2,353,812	9,662
	Vesuvius plc	1,791,334	9,489
*	Greencore Group plc	3,912,901	9,473
	Supermarket Income REIT plc	10,849,981	9,252
	Elementis plc	5,002,750	9,037
*	Helios Towers plc	7,905,932	9,015
	Kainos Group plc	855,015	8,695
	Morgan Advanced Materials plc	2,518,903	8,539
	Hilton Food Group plc	725,530	8,203
	Marshalls plc	2,202,355	8,118
	Zigup plc	1,943,431	7,794
	Ashmore Group plc	3,875,610	7,744
*	Moonpig Group plc	2,886,105	7,657
[1]	TI Fluid Systems plc	3,148,788	7,611
[1]	Ibstock plc	3,334,834	7,365
	Workspace Group plc	1,197,494	7,360
*	Hochschild Mining plc	2,741,173	7,322
	Senior plc	3,585,314	7,138
	AG Barr plc	926,615	7,064
*	Frasers Group plc	902,693	6,884
[1]	Spire Healthcare Group plc	2,430,794	6,874
*	Mitchells & Butlers plc	2,226,147	6,819
[2]	Diversified Energy Co. plc	401,822	6,721
[1]	Petershill Partners plc	2,161,220	6,651
	Rhi Magnesita NV	160,612	6,515
*	IP Group plc	8,970,598	6,087
[2]	C&C Group plc	3,325,072	6,065
*	Molten Ventures plc	1,506,681	6,010
*	Auction Technology Group plc	841,697	5,778

Developed Markets Index Fund
		Shares	Market Value• ($000)
	J D Wetherspoon plc	732,764	5,511
	Ninety One plc	2,833,738	5,130
	NCC Group plc	2,628,364	4,945
*	John Wood Group plc	5,936,893	4,882
	Crest Nicholson Holdings plc	2,193,681	4,622
*,2	THG plc	7,794,238	4,377
	Dr. Martens plc	4,867,468	4,364
*	Mobico Group plc	4,392,265	4,341
	Essentra plc	2,461,367	4,090
	Jupiter Fund Management plc	3,695,055	4,010
*	Close Brothers Group plc	1,289,987	3,809
	Wickes Group plc	2,004,519	3,803
	Picton Property Income Ltd.	4,528,274	3,618
*	PureTech Health plc	1,847,553	3,465
*,2	ASOS plc	618,918	3,442
*	AO World plc	2,582,142	3,352
	Liontrust Asset Management plc	528,758	3,144
	FDM Group Holdings plc	792,431	3,117
	Halfords Group plc	1,886,377	3,092
*,2	Alphawave IP Group plc	2,687,378	2,829
[1]	CMC Markets plc	905,207	2,808
[1]	Bakkavor Group plc	1,530,215	2,791
*,1,2	Aston Martin Lagonda Global Holdings plc	2,075,506	2,757
*,2	Tullow Oil plc	10,022,334	2,693
*,2	Evoke plc	3,118,547	2,391
	Ithaca Energy plc	1,623,404	2,249
	Helical plc	1,004,678	2,171
	PZ Cussons plc	2,059,019	2,096
*	Synthomer plc	997,020	1,999
	Rank Group plc	1,719,234	1,856
*,3	Home REIT plc	5,987,549	1,426
	CLS Holdings plc	1,352,330	1,313
*	SIG plc	5,629,996	1,171
*	Canal & France SA (XLON)	7,070	18
*,3	Evraz plc	4,134,463	—
*,3	NMC Health plc	510,606	—
*,1,3	Finablr plc	1,120,022	—
*,3	Carillion plc	2,500,529	—
			24,948,441
United States (0.0%)
	Gen Digital Inc.	91	2
Total Common Stocks (Cost $156,275,157)			189,302,987
Preferred Stocks (0.4%)
	Samsung Electronics Co. Ltd. Preference Shares	7,121,130	211,511
	Volkswagen AG Preference Shares	1,583,252	146,079
	Henkel AG & Co. KGaA Preference Shares	1,406,497	123,436
	Sartorius AG Preference Shares	217,060	48,238
	Bayerische Motoren Werke AG Preference Shares	493,282	36,954
	Hyundai Motor Co. Preference Shares (XKRX)	301,491	31,638
	FUCHS SE Preference Shares	534,797	23,109
	Hyundai Motor Co. Preference Shares	189,547	19,454
*	Grifols SA Preference Shares Class B (XMAD)	2,228,025	16,349
*	Telecom Italia SpA Preference Shares	39,817,582	11,962
	Sixt SE Preference Shares	144,550	8,644
	LG Chem Ltd. Preference Shares	66,633	7,124
	Danieli & C Officine Meccaniche SpA Preference Shares	314,690	6,237
	Samsung Fire & Marine Insurance Co. Ltd. (XKRX) Preference Shares	25,227	4,688
	LG Electronics Inc. Preference Shares	153,165	4,261
	Draegerwerk AG & Co. KGaA Preference Shares	73,858	3,570
	Corem Property Group AB Preference Shares	97,313	2,270
	LG H&H Co. Ltd. Preference Shares	21,708	2,022
	Amorepacific Corp. (XKRX) Preference Shares	90,788	1,973
	Daishin Securities Co. Ltd. Preference Shares	173,647	1,850
	CJ CheilJedang Corp. Preference Shares	18,855	1,619
*	Samsung SDI Co. Ltd. Preference Shares	15,739	1,546
	Hanwha Corp. Preference Shares	140,238	1,425
	Mirae Asset Securities Co. Ltd. (XKRX) Preference Shares	159,523	420
Total Preferred Stocks (Cost $840,040)			716,379

Developed Markets Index Fund
		Shares	Market Value• ($000)
Rights (0.0%)
*,3	AHL Strom-Munksjo OYJ	70,191	1,297
*	Hyundai Bioscience Co. Ltd. Exp. 6/2/25	64,075	155
Total Rights (Cost $1,129)			1,452
Warrants (0.0%)
*,2,3	Webuild SpA Exp. 8/2/30	196,679	175
*,3	Constellation Software Inc. Exp. 3/31/40	152,472	—
Total Warrants (Cost $—)			175
Temporary Cash Investments (1.6%)
Money Market Fund (1.6%)
[4,5]	Vanguard Market Liquidity Fund, 4.466% (Cost $3,030,327)	30,309,896	3,030,989
Total Investments (100.9%) (Cost $160,146,653)			193,051,982
Other Assets and Liabilities—Net (-0.9%)			(1,672,182)
Net Assets (100%)			191,379,800
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024, the aggregate value was $3,032,737,000, representing 1.6% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,120,503,000.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $2,411,184,000 was received for securities on loan.
GDR—Global Depositary Receipt.
Ptg. Ctf.—Participating Certificates.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2025	822	243,959	(4,742)
Euro Stoxx 50 Index	March 2025	7,711	389,867	(7,366)
FTSE 100 Index	March 2025	2,511	257,156	(3,236)
S&P ASX 200 Index	March 2025	1,274	160,626	(3,583)
S&P TSX 60 Index	March 2025	728	150,427	(3,826)
Topix Index	March 2025	1,742	308,499	4,151
				(18,602)

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Standard Chartered Bank	3/19/25	AUD	279,250	USD	178,548	—	(5,686)
UBS AG	3/19/25	CAD	204,128	USD	144,690	—	(2,264)
Citibank, N.A.	3/19/25	EUR	175,434	USD	185,456	—	(3,094)
State Street Bank & Trust Co.	3/19/25	EUR	175,434	USD	185,116	—	(2,754)
Bank of New York	3/19/25	EUR	21,735	USD	23,030	—	(437)
Toronto-Dominion Bank	3/19/25	GBP	225,537	USD	287,542	—	(5,362)
Bank of America, N.A.	3/19/25	HKD	67,487	USD	8,689	10	—
Bank of America, N.A.	3/19/25	JPY	50,481,239	USD	336,003	—	(12,195)
UBS AG	3/19/25	JPY	1,218,379	USD	8,151	—	(336)
State Street Bank & Trust Co.	3/19/25	USD	24,282	AUD	38,824	249	—

Developed Markets Index Fund
Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Toronto-Dominion Bank	3/19/25	USD	31,986	CAD	45,820	16	—
State Street Bank & Trust Co.	3/19/25	USD	253,570	CHF	220,615	8,307	—
UBS AG	3/19/25	USD	27,052	DKK	190,400	488	—
UBS AG	3/19/25	USD	128,697	EUR	122,892	953	—
Royal Bank of Canada	3/19/25	USD	106,156	GBP	84,439	510	—
JPMorgan Chase Bank, N.A.	3/19/25	USD	89,502	JPY	13,841,653	716	—
Bank of New York	3/19/25	USD	64,014	JPY	10,022,448	—	(274)
JPMorgan Chase Bank, N.A.	3/19/25	USD	16,381	KRW	23,365,949	518	—
Deutsche Bank AG	3/19/25	USD	14,123	NOK	157,024	332	—
UBS AG	3/19/25	USD	63,740	SEK	693,877	753	—
UBS AG	3/19/25	USD	6,182	SGD	8,251	121	—
						12,973	(32,402)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
JPY—Japanese yen.
KRW—Korean won.
NOK—Norwegian krone.
SEK—Swedish krona.
SGD—Singapore dollar.
USD—U.S. dollar.

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Ecopro BM Co. Ltd.	1/31/25	GSI	20,370	(2.131)	—	(3,367)
Hyundai Glovis Co. Ltd.	1/31/25	GSI	7,548	(0.381)	73	—
Hyundai Glovis Co. Ltd.	1/31/25	GSI	7,548	(0.381)	73	—
					146	(3,367)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
GSI—Goldman Sachs International.
At December 31, 2024, the counterparties had deposited in segregated accounts securities with a value of $6,297,000 in connection with open forward currency contracts and open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Developed Markets Index Fund
Statement of Assets and Liabilities
As of December 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $157,116,326)	190,020,993
Affiliated Issuers (Cost $3,030,327)	3,030,989
Total Investments in Securities	193,051,982
Investment in Vanguard	5,215
Cash	319,439
Cash Collateral Pledged—Futures Contracts	86,152
Cash Collateral Pledged—Foward Currency Contracts and Over-the-Counter Swap Contracts	29,700
Foreign Currency, at Value (Cost $90,870)	90,761
Receivables for Investment Securities Sold	11,390
Receivables for Accrued Income	520,520
Receivables for Capital Shares Issued	117,831
Variation Margin Receivable—Futures Contracts	1,255
Unrealized Appreciation—Forward Currency Contracts	12,973
Unrealized Appreciation—Over-the-Counter Swap Contracts	146
Total Assets	194,247,364
Liabilities
Payables for Investment Securities Purchased	325,359
Collateral for Securities on Loan	2,411,184
Payables for Capital Shares Redeemed	84,872
Payables to Vanguard	10,380
Unrealized Depreciation—Forward Currency Contracts	32,402
Unrealized Depreciation—Over-the-Counter Swap Contracts	3,367
Total Liabilities	2,867,564
Net Assets	191,379,800
1 Includes $2,120,503,000 of securities on loan.

Developed Markets Index Fund
Statement of Assets and Liabilities (continued)
At December 31, 2024, net assets consisted of:
($000s, except shares, footnotes, and per-share amounts)	Amount
Paid-in Capital	169,608,621
Total Distributable Earnings (Loss)	21,771,179
Net Assets	191,379,800

Investor Shares—Net Assets
Applicable to 1,696,143 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	20,182
Net Asset Value Per Share—Investor Shares	$11.90

ETF Shares—Net Assets
Applicable to 2,789,909,338 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	133,323,396
Net Asset Value Per Share—ETF Shares	$47.79

Admiral™ Shares—Net Assets
Applicable to 1,773,533,960 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	27,247,575
Net Asset Value Per Share—Admiral Shares	$15.36

Institutional Shares—Net Assets
Applicable to 866,812,633 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	13,335,785
Net Asset Value Per Share—Institutional Shares	$15.38

Institutional Plus Shares—Net Assets
Applicable to 725,800,973 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	17,452,862
Net Asset Value Per Share—Institutional Plus Shares	$24.05

See accompanying Notes, which are an integral part of the Financial Statements.

Developed Markets Index Fund
Statement of Operations

Year Ended December 31, 2024
($000)
Investment Income
Income
Dividends[1]	5,404,724
Interest[2]	43,334
Securities Lending—Net	43,245
Total Income	5,491,303
Expenses
The Vanguard Group—Note B
Investment Advisory Services	10,570
Management and Administrative—Investor Shares	25
Management and Administrative—ETF Shares	43,431
Management and Administrative—Admiral Shares	14,980
Management and Administrative—Institutional Shares	5,400
Management and Administrative—Institutional Plus Shares	4,628
Marketing and Distribution—Investor Shares	1
Marketing and Distribution—ETF Shares	3,920
Marketing and Distribution—Admiral Shares	1,432
Marketing and Distribution—Institutional Shares	433
Marketing and Distribution—Institutional Plus Shares	473
Custodian Fees	5,603
Auditing Fees	70
Shareholders’ Reports and Proxy Fees—Investor Shares	—
Shareholders’ Reports and Proxy Fees—ETF Shares	6,413
Shareholders’ Reports and Proxy Fees—Admiral Shares	551
Shareholders’ Reports and Proxy Fees—Institutional Shares	135
Shareholders’ Reports and Proxy Fees—Institutional Plus Shares	248
Trustees’ Fees and Expenses	111
Other Expenses	4,494
Total Expenses	102,918
Expenses Paid Indirectly	(41)
Net Expenses	102,877
Net Investment Income	5,388,426
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	(964,797)
Futures Contracts	198,308
Swap Contracts	(11,015)
Forward Currency Contracts	(10,201)
Foreign Currencies	(61,408)
Realized Net Gain (Loss)	(849,113)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	969,244
Futures Contracts	(31,523)
Swap Contracts	(2,865)
Forward Currency Contracts	(37,874)
Foreign Currencies	(30,188)
Change in Unrealized Appreciation (Depreciation)	866,794
Net Increase (Decrease) in Net Assets Resulting from Operations	5,406,107
1	Dividends are net of foreign withholding taxes of $605,194,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $35,295,000, $44,000, and $252,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $506,047,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Developed Markets Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	5,388,426	4,941,638
Realized Net Gain (Loss)	(849,113)	(878,746)
Change in Unrealized Appreciation (Depreciation)	866,794	22,767,434
Net Increase (Decrease) in Net Assets Resulting from Operations	5,406,107	26,830,326
Distributions
Investor Shares	(660)	(742)
ETF Shares	(4,321,149)	(3,785,156)
Admiral Shares	(891,795)	(812,549)
Institutional Shares	(458,103)	(455,255)
Institutional Plus Shares	(560,667)	(504,249)
Total Distributions	(6,232,374)	(5,557,951)
Capital Share Transactions
Investor Shares	(2,015)	(2,896)
ETF Shares	11,299,698	7,850,186
Admiral Shares	877,080	1,074,990
Institutional Shares	(860,244)	(595,082)
Institutional Plus Shares	846,387	1,416,031
Net Increase (Decrease) from Capital Share Transactions	12,160,906	9,743,229
Total Increase (Decrease)	11,334,639	31,015,604
Net Assets
Beginning of Period	180,045,161	149,029,557
End of Period	191,379,800	180,045,161

See accompanying Notes, which are an integral part of the Financial Statements.

Developed Markets Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$11.93	$10.47	$12.73	$11.79	$10.95
Investment Operations
Net Investment Income[1]	.335	.328	.333	.331	.235
Net Realized and Unrealized Gain (Loss) on Investments	.021	1.496	(2.302)	.996	.834
Total from Investment Operations	.356	1.824	(1.969)	1.327	1.069
Distributions
Dividends from Net Investment Income	(.386)	(.364)	(.291)	(.387)	(.229)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.386)	(.364)	(.291)	(.387)	(.229)
Net Asset Value, End of Period	$11.90	$11.93	$10.47	$12.73	$11.79
Total Return[2]	2.96%	17.61%	-15.39%	11.35%	10.11%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$20	$22	$22	$37	$49
Ratio of Total Expenses to Average Net Assets	0.16%[3]	0.17%[3]	0.16%[3]	0.16%	0.16%
Ratio of Net Investment Income to Average Net Assets	2.71%	2.92%	3.06%	2.61%	2.34%
Portfolio Turnover Rate[4]	3%	3%	4%	3%	3%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.16%, 0.17%, and 0.16%, respectively.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Developed Markets Index Fund
Financial Highlights
FTSE Developed Markets ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$47.91	$42.04	$51.14	$47.36	$43.98
Investment Operations
Net Investment Income[1]	1.393	1.361	1.403	1.370	.982
Net Realized and Unrealized Gain (Loss) on Investments	.091	6.020	(9.281)	4.024	3.363
Total from Investment Operations	1.484	7.381	(7.878)	5.394	4.345
Distributions
Dividends from Net Investment Income	(1.604)	(1.511)	(1.222)	(1.614)	(.965)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.604)	(1.511)	(1.222)	(1.614)	(.965)
Net Asset Value, End of Period	$47.79	$47.91	$42.04	$51.14	$47.36
Total Return	3.07%	17.77%	-15.35%	11.49%	10.29%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$133,323	$122,714	$100,471	$110,103	$87,578
Ratio of Total Expenses to Average Net Assets	0.05%[2]	0.06%[2]	0.05%[2]	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	2.80%	3.01%	3.22%	2.69%	2.43%
Portfolio Turnover Rate[3]	3%	3%	4%	3%	3%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%, 0.06%, and 0.05%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Developed Markets Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$15.40	$13.52	$16.44	$15.23	$14.14
Investment Operations
Net Investment Income[1]	.446	.435	.448	.438	.313
Net Realized and Unrealized Gain (Loss) on Investments	.027	1.928	(2.978)	1.287	1.085
Total from Investment Operations	.473	2.363	(2.530)	1.725	1.398
Distributions
Dividends from Net Investment Income	(.513)	(.483)	(.390)	(.515)	(.308)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.513)	(.483)	(.390)	(.515)	(.308)
Net Asset Value, End of Period	$15.36	$15.40	$13.52	$16.44	$15.23
Total Return[2]	3.04%	17.67%	-15.32%	11.43%	10.26%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$27,248	$26,441	$22,214	$24,782	$21,207
Ratio of Total Expenses to Average Net Assets	0.07%[3]	0.08%[3]	0.07%[3]	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.79%	2.99%	3.21%	2.68%	2.41%
Portfolio Turnover Rate[4]	3%	3%	4%	3%	3%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%, 0.08%, and 0.07%, respectively.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Developed Markets Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$15.43	$13.53	$16.46	$15.25	$14.16
Investment Operations
Net Investment Income[1]	.452	.442	.452	.442	.315
Net Realized and Unrealized Gain (Loss) on Investments	.015	1.944	(2.989)	1.287	1.086
Total from Investment Operations	.467	2.386	(2.537)	1.729	1.401
Distributions
Dividends from Net Investment Income	(.517)	(.486)	(.393)	(.519)	(.311)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.517)	(.486)	(.393)	(.519)	(.311)
Net Asset Value, End of Period	$15.38	$15.43	$13.53	$16.46	$15.25
Total Return	3.00%	17.84%	-15.34%	11.44%	10.27%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,336	$14,194	$12,983	$15,219	$14,020
Ratio of Total Expenses to Average Net Assets	0.05%[2]	0.06%[2]	0.05%[2]	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	2.82%	3.04%	3.23%	2.70%	2.42%
Portfolio Turnover Rate[3]	3%	3%	4%	3%	3%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%, 0.06%, and 0.05%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Developed Markets Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$24.11	$21.15	$25.73	$23.83	$22.13
Investment Operations
Net Investment Income[1]	.705	.687	.717	.693	.495
Net Realized and Unrealized Gain (Loss) on Investments	.045	3.036	(4.680)	2.022	1.693
Total from Investment Operations	.750	3.723	(3.963)	2.715	2.188
Distributions
Dividends from Net Investment Income	(.810)	(.763)	(.617)	(.815)	(.488)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.810)	(.763)	(.617)	(.815)	(.488)
Net Asset Value, End of Period	$24.05	$24.11	$21.15	$25.73	$23.83
Total Return	3.09%	17.80%	-15.33%	11.49%	10.27%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,453	$16,674	$13,339	$16,866	$15,531
Ratio of Total Expenses to Average Net Assets	0.04%[2]	0.05%[2]	0.04%[2]	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	2.82%	3.02%	3.26%	2.71%	2.43%
Portfolio Turnover Rate[3]	3%	3%	4%	3%	3%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%, 0.05%, and 0.04%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Developed Markets Index Fund
Notes to Financial Statements
Vanguard Developed Markets Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares, known as Vanguard FTSE Developed Markets ETF Shares, are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2024, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.  Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended December 31, 2024, the fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.

Developed Markets Index Fund
5.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended December 31, 2024, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
7. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
8. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.

Developed Markets Index Fund
10. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received.  Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2024, the fund had contributed to Vanguard capital in the amount of $5,215,000, representing less than 0.01% of the fund’s net assets and 2.09% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended December 31, 2024, custodian fee offset arrangements reduced the fund’s expenses by $41,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Developed Markets Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of December 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	20,138,999	2	—	20,139,001
Common Stocks—Other	132,233	169,025,459	6,294	169,163,986
Preferred Stocks	—	716,379	—	716,379
Rights	—	155	1,297	1,452
Warrants	—	—	175	175
Temporary Cash Investments	3,030,989	—	—	3,030,989
Total	23,302,221	169,741,995	7,766	193,051,982
Derivative Financial Instruments
Assets
Futures Contracts[1]	4,151	—	—	4,151
Forward Currency Contracts	—	12,973	—	12,973
Swap Contracts	—	146	—	146
Total	4,151	13,119	—	17,270
Liabilities
Futures Contracts[1]	(22,753)	—	—	(22,753)
Forward Currency Contracts	—	(32,402)	—	(32,402)
Swap Contracts	—	(3,367)	—	(3,367)
Total	(22,753)	(35,769)	—	(58,522)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	At December 31, 2024, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	4,151	—	4,151
Unrealized Appreciation—Forward Currency Contracts	—	12,973	12,973
Unrealized Appreciation— Over-the-Counter Swap Contracts	146	—	146
Total Assets	4,297	12,973	17,270

Unrealized Depreciation—Futures Contracts[1]	(22,753)	—	(22,753)
Unrealized Depreciation—Forward Currency Contracts	—	(32,402)	(32,402)
Unrealized Depreciation— Over-the-Counter Swap Contracts	(3,367)	—	(3,367)
Total Liabilities	(26,120)	(32,402)	(58,522)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended December 31, 2024, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	198,308	—	198,308
Swap Contracts	(11,015)	—	(11,015)
Forward Currency Contracts	—	(10,201)	(10,201)
Realized Net Gain (Loss) on Derivatives	187,293	(10,201)	177,092

Developed Markets Index Fund
Change in Unrealized Appreciation (Depreciation) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	(31,523)	—	(31,523)
Swap Contracts	(2,865)	—	(2,865)
Forward Currency Contracts	—	(37,874)	(37,874)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(34,388)	(37,874)	(72,262)
F.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions, foreign currency transactions, passive foreign investment companies, and swap agreements were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	477,162
Total Distributable Earnings (Loss)	(477,162)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of qualified late-year losses; the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; the recognition of unrealized gains from passive foreign investment companies; and the classification of securities for tax purposes. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	—
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	30,534,091
Capital Loss Carryforwards	(8,690,722)
Qualified Late-Year Losses	(85,940)
Other Temporary Differences	13,750
Total	21,771,179
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	6,232,374	5,557,951
Long-Term Capital Gains	—	—
Total	6,232,374	5,557,951
*	Includes short-term capital gains, if any.
As of December 31, 2024, gross unrealized appreciation and depreciation for investments, and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	162,504,222
Gross Unrealized Appreciation	53,065,917
Gross Unrealized Depreciation	(22,517,458)
Net Unrealized Appreciation (Depreciation)	30,548,459
G.	During the year ended December 31, 2024, the fund purchased $11,402,854,000 of investment securities and sold $5,556,606,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $6,474,439,000 and $890,686,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2024, such purchases were  $0 and sales were $241,000, resulting in net realized gain of $13,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

Developed Markets Index Fund
H.	Capital share transactions for each class of shares were:

	Year Ended December 31,
	2024		2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	3,132	255	2,817	248
Issued in Lieu of Cash Distributions	660	54	742	65
Redeemed	(5,807)	(477)	(6,455)	(560)
Net Increase (Decrease)—Investor Shares	(2,015)	(168)	(2,896)	(247)
ETF Shares
Issued	11,299,698	228,692	7,965,686	173,908
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	(115,500)	(2,500)
Net Increase (Decrease)—ETF Shares	11,299,698	228,692	7,850,186	171,408
Admiral Shares
Issued	5,278,263	331,188	4,661,375	320,781
Issued in Lieu of Cash Distributions	713,962	45,634	648,170	43,896
Redeemed	(5,115,145)	(319,877)	(4,234,555)	(291,593)
Net Increase (Decrease)—Admiral Shares	877,080	56,945	1,074,990	73,084
Institutional Shares
Issued	2,487,639	155,579	2,954,089	204,004
Issued in Lieu of Cash Distributions	418,819	26,717	413,669	27,991
Redeemed	(3,766,702)	(235,649)	(3,962,840)	(271,040)
Net Increase (Decrease)—Institutional Shares	(860,244)	(53,353)	(595,082)	(39,045)
Institutional Plus Shares
Issued	3,406,196	135,554	4,467,377	195,295
Issued in Lieu of Cash Distributions	510,097	20,837	465,138	20,110
Redeemed	(3,069,906)	(122,181)	(3,516,484)	(154,375)
Net Increase (Decrease)—Institutional Plus Shares	846,387	34,210	1,416,031	61,030
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Tax-Managed Funds and Shareholders of Vanguard Developed Markets Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments of Vanguard Developed Markets Index Fund (one of the funds constituting Vanguard Tax-Managed Funds, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
 Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 20, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
The fund hereby designates $4,861,295,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for the fiscal year.
The fund hereby designates for the fiscal year $20,059,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund designates to shareholders foreign source income of $6,009,480,000 and foreign taxes paid of $529,137,000 , or if subsequently determined to be different, the maximum amounts allowable by law. Form 1099-DIV reports calendar-year amounts that can be included on the income tax return of shareholders.
Q1270 022025

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Not applicable.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In February 2024, a third-party service provider began performing security pricing services for the Registrant. There were no other changes in the Registrant’s internal control over financial reporting or in other factors that could significantly affect this control during the period covered by this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)   Code of Ethics filed herewith.

(a)(2)   Certifications filed herewith.

(a)(2)   Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TAX-MANAGED FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: February 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TAX-MANAGED FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: February 21, 2025

VANGUARD TAX-MANAGED FUNDS

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: February 21, 2025

* By:	/s/ Tonya T. Robinson

Tonya T. Robinson, pursuant to a Power of Attorney filed on February 28, 2025 (see File Number 333-177613), Incorporated by Reference.